UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (99.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (22.8%)
*	Amazon.com, Inc.	47,553	24,342
*	AMC Networks, Inc. - Class A	105,722	7,736
	CBS Corp. - Class B	187,953	7,499
	Comcast Corp. - Class A	274,086	15,590
	Delphi Automotive PLC	94,921	7,218
*	Dollar Tree, Inc.	149,377	9,957
	Hanesbrands, Inc.	379,126	10,972
	The Home Depot, Inc.	130,716	15,096
	The Interpublic Group of Cos., Inc.	513,667	9,826
*	Lululemon Athletica, Inc.	110,368	5,590
	McDonald’s Corp.	149,858	14,765
	NIKE, Inc. - Class B	137,380	16,894
*	The Priceline Group, Inc.	12,757	15,779
*	Tesla Motors, Inc.	33,231	8,255
*	Ulta Salon, Cosmetics & Fragrance, Inc.	67,082	10,958
*	Under Armour, Inc.	68,554	6,635

	Total		187,112

	Consumer Staples (11.3%)
	Archer-Daniels-Midland Co.	186,967	7,750
	ConAgra Foods, Inc.	262,447	10,632
	CVS Health Corp.	163,227	15,748
	The Estee Lauder Cos., Inc. - Class A	159,026	12,830
	Molson Coors Brewing Co. - Class B	94,432	7,840
	Mondelez International, Inc.	320,467	13,418
	PepsiCo, Inc.	256,865	24,222

	Total		92,440

	Energy (1.0%)
	Schlumberger, Ltd.	122,044	8,417

	Total		8,417

	Financials (4.7%)
	Ameriprise Financial, Inc.	66,255	7,230
	BlackRock, Inc.	29,187	8,682
	Intercontinental Exchange, Inc.	51,120	12,013
	Marsh & McLennan Cos., Inc.	199,175	10,401

	Total		38,326

	Health Care (16.1%)
	AbbVie, Inc.	241,129	13,120
*	Alexion Pharmaceuticals, Inc.	55,517	8,682
*	Allergan PLC	46,944	12,760
*	Biogen, Inc.	53,274	15,546
*	Boston Scientific Corp.	516,193	8,471
	Bristol-Myers Squibb Co.	213,865	12,661

	Common Stocks (99.2%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Cardinal Health, Inc.	130,411	10,018
*	Cerner Corp.	141,549	8,487
*	Illumina, Inc.	48,299	8,492
*	Regeneron Pharmaceuticals, Inc.	19,853	9,234
	UnitedHealth Group, Inc.	139,249	16,154
*	Vertex Pharmaceuticals, Inc.	86,507	9,009

	Total		132,634

	Industrials (7.8%)
	Danaher Corp.	148,609	12,663
	FedEx Corp.	75,469	10,866
	Honeywell International, Inc.	190,326	18,022
	Raytheon Co.	121,920	13,321
	United Technologies Corp.	105,093	9,352

	Total		64,224

	Information Technology (31.1%)
*	Adobe Systems, Inc.	123,452	10,150
*	Akamai Technologies, Inc.	144,618	9,987
	Apple, Inc.	504,107	55,603
	Avago Technologies, Ltd.	72,772	9,097
	Cisco Systems, Inc.	424,687	11,148
*	Citrix Systems, Inc.	90,655	6,281
*	Cognizant Technology Solutions Corp. - Class A	166,518	10,426
*	Facebook, Inc. - Class A	292,125	26,262
*	Fortinet, Inc.	128,079	5,441
*	Google, Inc. - Class A	29,730	18,979
*	Google, Inc. - Class C	32,582	19,824
	Intuit, Inc.	105,301	9,345
*	LinkedIn Corp. - Class A	38,568	7,333
	Oracle Corp.	421,442	15,222
*	Salesforce.com, Inc.	177,172	12,301
*	Splunk, Inc.	91,575	5,069
	Visa, Inc. - Class A	331,466	23,090

	Total		255,558

	Materials (2.3%)
	The Dow Chemical Co.	182,047	7,719
	Martin Marietta Materials, Inc.	74,438	11,311

	Total		19,030

Common Stocks (99.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunication Services (2.1%)
Verizon Communications, Inc.	403,835	17,571

Total		17,571

Total Common Stocks
(Cost: $694,016)		815,312

Total Investments (99.2%)
(Cost: $694,016)(a)		815,312

Other Assets, Less
Liabilities (0.8%)		6,551

Net Assets (100.0%)		821,863

Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $694,016 and the net unrealized appreciation of investments based on that cost was $121,296 which is comprised of $155,004 aggregate gross unrealized appreciation and $33,708 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$815,312	$-	$-
Total	$815,312	$-	$-

Focused Appreciation Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.8%)
*	Amazon.com, Inc.	85,948	43,996
	Lowe’s Cos., Inc.	164,299	11,324
	Yum! Brands, Inc.	204,832	16,376

	Total		71,696

	Consumer Staples (18.5%)
	The Coca-Cola Co.	667,961	26,798
	Danone SA, ADR	2,201,065	27,733
*	Monster Beverage Corp.	250,338	33,831
	The Procter & Gamble Co.	335,207	24,115
	SABMiller PLC, ADR	392,767	22,490

	Total		134,967

	Energy (2.6%)
	Schlumberger, Ltd.	271,530	18,727

	Total		18,727

	Financials (4.9%)
	American Express Co.	119,865	8,886
	Greenhill & Co., Inc.	50,844	1,448
	SEI Investments Co.	530,074	25,565

	Total		35,899

	Health Care (14.2%)
	Amgen, Inc.	116,036	16,050
	Merck & Co., Inc.	200,869	9,921
	Novartis AG, ADR	245,690	22,584
	Novo Nordisk A/S, ADR	518,255	28,110
*	Varian Medical Systems, Inc.	227,992	16,821
	Zimmer Biomet Holdings, Inc.	113,501	10,661

	Total		104,147

	Industrials (6.2%)
	Expeditors International of Washington, Inc.	510,827	24,035
	United Parcel Service, Inc. - Class B	218,058	21,520

	Total		45,555

	Information Technology (43.2%)
*	Alibaba Group Holding, Ltd., ADR	413,958	24,411
	Analog Devices, Inc.	56,600	3,193
	ARM Holdings PLC, ADR	371,439	16,065
*	Autodesk, Inc.	359,245	15,857
	Automatic Data Processing, Inc.	83,856	6,739
	Cisco Systems, Inc.	1,393,422	36,577
*	Facebook, Inc. - Class A	461,268	41,468
	FactSet Research Systems, Inc.	101,947	16,292
*	Google, Inc. - Class A	32,652	20,844

	Common Stocks (99.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Google, Inc. - Class C	32,739	19,919
	Microsoft Corp.	390,153	17,268
	Oracle Corp.	899,282	32,482
	QUALCOMM, Inc.	491,725	26,421
	Visa, Inc. - Class A	545,552	38,003

	Total		315,539

	Total Common Stocks
	(Cost: $783,194)		726,530

	Total Investments (99.4%)
	(Cost: $783,194)(a)		726,530

	Other Assets, Less
	Liabilities (0.6%)		4,043

	Net Assets (100.0%)		730,573

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $783,194 and the net unrealized depreciation of investments based on that cost was $56,664 which is comprised of $8,632 aggregate gross unrealized appreciation and $65,296 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$726,530	$-	$-
Total	$726,530	$-	$-

Large Cap Core Stock Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (8.5%)
Comcast Corp. - Class A	153,952	8,757
McDonald’s Corp.	56,078	5,525
NIKE, Inc. - Class B	44,630	5,488
Target Corp.	69,353	5,455
Twenty-First Century Fox, Inc.	238,110	6,424
Twenty-First Century Fox, Inc. - Class B	20,000	542
The Walt Disney Co.	93,933	9,600

Total		41,791

Consumer Staples (25.7%)
Altria Group, Inc.	251,208	13,666
Anheuser-Busch InBev NV, ADR	58,900	6,262
The Coca-Cola Co.	442,135	17,739
Diageo PLC	44,733	4,822
The Estee Lauder Cos., Inc. - Class A	115,111	9,287
Nestle SA, ADR	212,032	15,953
PepsiCo, Inc.	102,825	9,696
Philip Morris International, Inc.	285,828	22,675
The Procter & Gamble Co.	147,222	10,591
SABMiller PLC, ADR	106,853	6,118
Walgreens Boots Alliance, Inc.	112,558	9,354

Total		126,163

Energy (12.7%)
Chevron Corp.	174,447	13,760
ConocoPhillips	153,870	7,380
EOG Resources, Inc.	36,722	2,673
Exxon Mobil Corp.	269,081	20,006
Occidental Petroleum Corp.	147,490	9,757
Royal Dutch Shell PLC - Class A, ADR	86,027	4,077
TOTAL SA, ADR	102,307	4,574

Total		62,227

Financials (13.6%)
ACE, Ltd.	102,744	10,624
American Express Co.	123,717	9,171
BlackRock, Inc.	28,303	8,419
Franklin Resources, Inc.	146,202	5,448
Intercontinental Exchange, Inc.	23,500	5,522
JPMorgan Chase & Co.	205,355	12,521
State Street Corp.	110,300	7,413
Wells Fargo & Co.	142,323	7,308

Total		66,426

	Common Stocks (99.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care (12.9%)
	Abbott Laboratories	210,238	8,456
	AbbVie, Inc.	171,672	9,341
*	Alexion Pharmaceuticals, Inc.	28,410	4,443
*	Celgene Corp.	49,900	5,398
	Gilead Sciences, Inc.	63,800	6,264
	Novartis AG, ADR	88,103	8,098
	Novo Nordisk A/S, ADR	232,835	12,629
	Roche Holding AG, ADR	262,464	8,648

	Total		63,277

	Industrials (4.6%)
	Canadian Pacific Railway, Ltd.	49,754	7,143
	Union Pacific Corp.	69,800	6,171
	United Technologies Corp.	102,476	9,120

	Total		22,434

	Information Technology (19.0%)
	Apple, Inc.	247,589	27,309
	ASML Holding NV	54,900	4,830
	Automatic Data Processing, Inc.	32,040	2,575
*	Facebook, Inc. - Class A	73,000	6,563
*	Google, Inc. - Class C	8,150	4,959
	International Business Machines Corp.	63,619	9,223
	Microsoft Corp.	115,100	5,094
	Oracle Corp.	162,324	5,863
	QUALCOMM, Inc.	99,218	5,331
	Texas Instruments, Inc.	206,233	10,213
*	VeriSign, Inc.	42,000	2,963
	Visa, Inc. - Class A	78,800	5,489
	Xilinx, Inc.	60,244	2,554

	Total		92,966

	Materials (2.7%)
	Air Products & Chemicals, Inc.	35,797	4,567
	Praxair, Inc.	84,826	8,640

	Total		13,207

	Total Common Stocks
	(Cost: $441,058)		488,491

	Total Investments (99.7%)
	(Cost: $441,058)(a)		488,491

	Other Assets, Less
	Liabilities (0.3%)		1,675

	Net Assets (100.0%)		490,166

Large Cap Core Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $441,058 and the net unrealized appreciation of investments based on that cost was $47,433 which is comprised of $72,546 aggregate gross unrealized appreciation and $25,113 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$488,491	$-	$-
Total	$488,491	$-	$-

Large Cap Blend Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.1%)
	Comcast Corp. - Class A	126,050	7,170
	Dollar General Corp.	86,050	6,233
	Omnicom Group, Inc.	85,600	5,641
	Ross Stores, Inc.	113,900	5,521

	Total		24,565

	Consumer Staples (9.5%)
	Danone SA, ADR	457,100	5,760
	Nestle SA, ADR	67,500	5,079
	Unilever PLC, ADR	90,100	3,674

	Total		14,513

	Energy (6.7%)
	Devon Energy Corp.	118,300	4,388
	Schlumberger, Ltd.	84,075	5,798

	Total		10,186

	Financials (19.3%)
	American Express Co.	64,275	4,765
	The Bank of New York Mellon Corp.	157,750	6,176
*	Berkshire Hathaway, Inc. - Class B	56,175	7,325
	Comerica, Inc.	114,725	4,715
	The Progressive Corp.	213,975	6,556

	Total		29,537

	Health Care (6.6%)
	AmerisourceBergen Corp.	29,525	2,805
	UnitedHealth Group, Inc.	62,675	7,271

	Total		10,076

	Industrials (16.4%)
	3M Co.	20,475	2,903
	Expeditors International of Washington, Inc.	100,350	4,721
	Honeywell International, Inc.	73,500	6,960
	PACCAR, Inc.	94,025	4,905
	Rockwell Automation, Inc.	14,775	1,499
	Stanley Black & Decker, Inc.	41,275	4,003

	Total		24,991

	Information Technology (15.4%)
	Accenture PLC - Class A	84,850	8,337
*	eBay, Inc.	175,875	4,299
	Microsoft Corp.	126,050	5,579
	TE Connectivity, Ltd.	88,800	5,318

	Total		23,533

Common Stocks (93.7%)	Shares/ $ Par	Value $ (000’s)

Materials (3.7%)
Potash Corp. of Saskatchewan, Inc.	278,725	5,728

Total		5,728

Total Common Stocks
(Cost: $134,727)		143,129

Total Investments (93.7%)
(Cost: $134,727)(a)		143,129

Other Assets, Less
Liabilities (6.3%)		9,603

Net Assets (100.0%)		152,732

Large Cap Blend Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $134,727 and the net unrealized appreciation of investments based on that cost was $8,402 which is comprised of $17,523 aggregate gross unrealized appreciation and $9,121 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$143,129	$-	$-
Total	$143,129	$-	$-

Index 500 Stock Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.9%)
	Advance Auto Parts, Inc.	9,473	1,795
*	Amazon.com, Inc.	49,622	25,401
*	AutoNation, Inc.	10,128	589
*	AutoZone, Inc.	3,994	2,891
*	Bed Bath & Beyond, Inc.	21,943	1,251
	Best Buy Co., Inc.	39,710	1,474
	BorgWarner, Inc.	29,282	1,218
	Cablevision Systems Corp. - Class A	28,767	934
*	CarMax, Inc.	26,918	1,597
	Carnival Corp.	59,892	2,977
	CBS Corp. - Class B	57,500	2,294
*	Chipotle Mexican Grill, Inc.	4,029	2,902
	Coach, Inc.	35,792	1,035
	Comcast Corp. - Class A	273,623	15,564
	Comcast Corp. - Class A	47,639	2,727
	D.R. Horton, Inc.	42,236	1,240
	Darden Restaurants, Inc.	14,750	1,011
	Delphi Automotive PLC	36,791	2,798
*	Discovery Communications, Inc.	33,359	810
*	Discovery Communications, Inc. - Class A	19,318	503
	Dollar General Corp.	38,125	2,762
*	Dollar Tree, Inc.	30,369	2,024
	Expedia, Inc.	12,945	1,523
	Ford Motor Co.	504,214	6,842
*	Fossil Group, Inc.	5,357	299
	GameStop Corp. - Class A	13,808	569
	The Gap, Inc.	30,780	877
	Garmin, Ltd.	15,316	550
	General Motors Co.	186,502	5,599
	Genuine Parts Co.	19,614	1,626
	The Goodyear Tire & Rubber Co.	34,856	1,022
	H&R Block, Inc.	35,747	1,294
	Hanesbrands, Inc.	52,075	1,507
	Harley-Davidson, Inc.	26,649	1,463
	Harman International Industries, Inc.	9,209	884
	Hasbro, Inc.	14,544	1,049
	The Home Depot, Inc.	166,145	19,188
	The Interpublic Group of Cos., Inc.	53,101	1,016
	Johnson Controls, Inc.	84,627	3,500
	Kohl’s Corp.	25,602	1,186
	L Brands, Inc.	33,243	2,996

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Leggett & Platt, Inc.	17,704	730
	Lennar Corp. - Class A	22,505	1,083
	Lowe’s Cos., Inc.	119,712	8,251
	Macy’s, Inc.	42,825	2,198
	Marriott International, Inc. - Class A	25,802	1,760
	Mattel, Inc.	43,811	923
	McDonald’s Corp.	121,857	12,007
*	Michael Kors Holdings, Ltd.	25,026	1,057
*	Mohawk Industries, Inc.	8,224	1,495
*	Netflix, Inc.	55,119	5,692
	Newell Rubbermaid, Inc.	34,649	1,376
	News Corp. - Class A	49,296	622
	News Corp. - Class B	13,948	179
	NIKE, Inc. - Class B	87,710	10,786
	Nordstrom, Inc.	18,022	1,292
	Omnicom Group, Inc.	31,434	2,071
*	O’Reilly Automotive, Inc.	12,861	3,215
*	The Priceline Group, Inc.	6,560	8,114
	PulteGroup, Inc.	41,537	784
	PVH Corp.	10,680	1,089
	Ralph Lauren Corp.	7,733	914
	Ross Stores, Inc.	53,539	2,595
	Royal Caribbean Cruises, Ltd.	22,197	1,977
	Scripps Networks Interactive - Class A	12,188	599
	Signet Jewelers, Ltd.	10,298	1,402
	Staples, Inc.	83,267	977
	Starbucks Corp.	192,034	10,915
	Starwood Hotels & Resorts Worldwide, Inc.	22,045	1,466
	Target Corp.	81,310	6,396
	TEGNA, Inc.	29,302	656
	Tiffany & Co.	14,515	1,121
	Time Warner Cable, Inc.	36,613	6,567
	Time Warner, Inc.	105,525	7,255
	The TJX Cos., Inc.	87,254	6,232
	Tractor Supply Co.	17,573	1,482
*	TripAdvisor, Inc.	14,609	921
	Twenty-First Century Fox, Inc.	157,972	4,262
	Twenty-First Century Fox, Inc. - Class B	55,792	1,510
*	Under Armour, Inc.	23,284	2,253
*	Urban Outfitters, Inc.	12,268	360
	VF Corp.	44,058	3,005
	Viacom, Inc. - Class B	44,956	1,940
	The Walt Disney Co.	200,914	20,533

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Whirlpool Corp.	10,146	1,494
	Wyndham Worldwide Corp.	15,282	1,099
	Wynn Resorts, Ltd.	10,510	558
	Yum! Brands, Inc.	55,792	4,461

	Total		286,461

	Consumer Staples (9.8%)
	Altria Group, Inc.	253,686	13,801
	Archer-Daniels-Midland Co.	78,788	3,266
	Brown-Forman Corp. - Class B	13,729	1,330
	Campbell Soup Co.	23,303	1,181
(p)*	Casa Ley SA de CV	29,556	30
	The Clorox Co.	16,645	1,923
	The Coca-Cola Co.	506,546	20,323
	Coca-Cola Enterprises, Inc.	27,269	1,318
	Colgate-Palmolive Co.	116,464	7,391
	ConAgra Foods, Inc.	55,860	2,263
	Constellation Brands, Inc. - Class A	22,253	2,786
	Costco Wholesale Corp.	56,863	8,221
	CVS Health Corp.	144,199	13,912
	Dr. Pepper Snapple Group, Inc.	24,698	1,952
	The Estee Lauder Cos., Inc. - Class A	29,223	2,358
	General Mills, Inc.	77,468	4,348
	The Hershey Co.	18,899	1,736
	Hormel Foods Corp.	17,439	1,104
	The J.M. Smucker Co.	13,315	1,519
	Kellogg Co.	32,939	2,192
	Keurig Green Mountain, Inc.	15,548	811
	Kimberly-Clark Corp.	47,132	5,139
	The Kraft Heinz Co.	76,893	5,427
	The Kroger Co.	125,689	4,534
	McCormick & Co., Inc.	15,004	1,233
	Mead Johnson Nutrition Co.	26,231	1,847
	Molson Coors Brewing Co. - Class B	20,448	1,698
	Mondelez International, Inc.	208,480	8,729
*	Monster Beverage Corp.	19,675	2,659
	PepsiCo, Inc.	190,067	17,923
	Philip Morris International, Inc.	200,443	15,901
	The Procter & Gamble Co.	350,967	25,249
(p)*	Property Development Centers LLC	29,556	1

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Reynolds American, Inc.	107,245	4,748
	Sysco Corp.	71,586	2,790
	Tyson Foods, Inc. - Class A	39,380	1,697
	Walgreens Boots Alliance, Inc.	113,061	9,395
	Wal-Mart Stores, Inc.	204,180	13,239
	Whole Foods Market, Inc.	46,302	1,466

	Total		217,440

	Energy (6.8%)
	Anadarko Petroleum Corp.	65,729	3,969
	Apache Corp.	48,906	1,915
	Baker Hughes, Inc.	56,397	2,935
	Cabot Oil & Gas Corp.	53,541	1,170
*	Cameron International Corp.	24,779	1,520
	Chesapeake Energy Corp.	66,909	490
	Chevron Corp.	243,470	19,205
	Cimarex Energy Co.	12,221	1,252
	Columbia Pipeline Group, Inc.	41,095	752
	ConocoPhillips	159,592	7,654
	CONSOL Energy, Inc.	29,630	290
	Devon Energy Corp.	49,987	1,854
	Diamond Offshore Drilling, Inc.	8,341	144
	Ensco PLC - Class A	30,503	430
	EOG Resources, Inc.	71,055	5,173
	EQT Corp.	19,719	1,277
	Exxon Mobil Corp.	539,467	40,109
*	FMC Technologies, Inc.	29,691	920
	Halliburton Co.	110,592	3,909
	Helmerich & Payne, Inc.	13,941	659
	Hess Corp.	31,198	1,562
	Kinder Morgan, Inc.	232,556	6,437
	Marathon Oil Corp.	87,618	1,349
	Marathon Petroleum Corp.	69,371	3,214
	Murphy Oil Corp.	21,011	509
	National Oilwell Varco, Inc.	49,659	1,870
*	Newfield Exploration Co.	21,086	694
	Noble Energy, Inc.	54,997	1,660
	Occidental Petroleum Corp.	98,844	6,539
	ONEOK, Inc.	27,063	871
	Phillips 66	61,952	4,760
	Pioneer Natural Resources Co.	19,318	2,350
	Range Resources Corp.	21,913	704
	Schlumberger, Ltd.	163,731	11,293

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Southwestern Energy Co.	49,742	631
	Spectra Energy Corp.	86,865	2,282
	Tesoro Corp.	15,927	1,549
	Transocean, Ltd.	44,216	571
	Valero Energy Corp.	64,319	3,866
	The Williams Companies, Inc.	88,272	3,253

	Total		151,591

	Financials (16.3%)
	ACE, Ltd.	41,896	4,332
*	Affiliated Managers Group, Inc.	7,024	1,201
	Aflac, Inc.	55,726	3,239
	The Allstate Corp.	51,805	3,017
	American Express Co.	110,119	8,163
	American International Group, Inc.	167,410	9,512
	American Tower Corp.	54,766	4,818
	Ameriprise Financial, Inc.	23,059	2,516
	Aon PLC	36,234	3,211
	Apartment Investment & Management Co. - Class A	20,220	749
	Assurant, Inc.	8,645	683
	AvalonBay Communities, Inc.	17,196	3,006
	Bank of America Corp.	1,354,480	21,103
	The Bank of New York Mellon Corp.	143,168	5,605
	BB&T Corp.	100,870	3,591
*	Berkshire Hathaway, Inc. - Class B	242,391	31,608
	BlackRock, Inc.	16,576	4,931
	Boston Properties, Inc.	19,870	2,353
	Capital One Financial Corp.	70,183	5,090
*	CBRE Group, Inc.	37,504	1,200
	The Charles Schwab Corp.	154,903	4,424
	The Chubb Corp.	29,368	3,602
	Cincinnati Financial Corp.	19,108	1,028
	Citigroup, Inc.	389,431	19,320
	CME Group, Inc.	43,701	4,053
	Comerica, Inc.	23,021	946
	Crown Castle International Corp.	43,184	3,406
	Discover Financial Services	56,323	2,928
*	E*TRADE Financial Corp.	37,545	989
	Equinix, Inc.	7,370	2,015
	Equity Residential	47,107	3,539
	Essex Property Trust, Inc.	8,506	1,900
	Fifth Third Bancorp	103,929	1,965

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Franklin Resources, Inc.	50,034	1,864
	General Growth Properties, Inc.	75,631	1,964
*	Genworth Financial, Inc. - Class A	64,357	297
	The Goldman Sachs Group, Inc.	52,087	9,051
	The Hartford Financial Services Group, Inc.	53,675	2,457
	HCP, Inc.	59,852	2,230
	Host Hotels & Resorts, Inc.	97,184	1,536
	Hudson City Bancorp, Inc.	62,347	634
	Huntington Bancshares, Inc.	103,906	1,101
	Intercontinental Exchange, Inc.	14,296	3,359
	Invesco, Ltd.	55,470	1,732
	Iron Mountain, Inc.	24,823	770
	JPMorgan Chase & Co.	478,477	29,173
	KeyCorp	108,795	1,415
	Kimco Realty Corp.	53,453	1,306
	Legg Mason, Inc.	14,195	591
	Leucadia National Corp.	43,639	884
	Lincoln National Corp.	32,470	1,541
	Loews Corp.	37,112	1,341
	M&T Bank Corp.	17,239	2,102
	The Macerich Co.	17,412	1,338
	Marsh & McLennan Cos., Inc.	68,574	3,581
	McGraw Hill Financial, Inc.	35,258	3,050
	MetLife, Inc.	144,509	6,814
	Moody’s Corp.	22,547	2,214
	Morgan Stanley	197,138	6,210
	Nasdaq, Inc.	15,300	816
	Navient Corp.	48,395	544
	Northern Trust Corp.	28,320	1,930
	People’s United Financial, Inc.	40,108	631
	Plum Creek Timber Co., Inc.	22,607	893
	PNC Financial Services Group, Inc.	66,453	5,928
	Principal Financial Group, Inc.	35,466	1,679
	The Progressive Corp.	75,811	2,323
	Prologis, Inc.	67,815	2,638
	Prudential Financial, Inc.	58,353	4,447
	Public Storage	19,023	4,026
	Realty Income Corp.	30,389	1,440
	Regions Financial Corp.	171,424	1,545
	Simon Property Group, Inc.	40,033	7,355
	SL Green Realty Corp.	12,889	1,394

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	State Street Corp.	52,804	3,549
	SunTrust Banks, Inc.	67,027	2,563
	T. Rowe Price Group, Inc.	33,150	2,304
	Torchmark Corp.	15,055	849
	The Travelers Cos., Inc.	40,266	4,008
	U.S. Bancorp	214,178	8,783
	Unum Group	31,917	1,024
	Ventas, Inc.	43,021	2,412
	Vornado Realty Trust	22,926	2,073
	Wells Fargo & Co.	604,407	31,036
	Welltower, Inc.	45,529	3,083
	Weyerhaeuser Co.	66,529	1,819
	XL Group PLC	39,115	1,421
	Zions Bancorporation	26,417	728

	Total		361,839

	Health Care (14.5%)
	Abbott Laboratories	192,842	7,756
	AbbVie, Inc.	214,169	11,653
	Aetna, Inc.	45,104	4,935
	Agilent Technologies, Inc.	42,879	1,472
*	Alexion Pharmaceuticals, Inc.	29,261	4,576
*	Allergan PLC	50,931	13,844
	AmerisourceBergen Corp.	26,575	2,524
	Amgen, Inc.	98,107	13,570
	Anthem, Inc.	33,846	4,738
	Baxalta, Inc.	70,072	2,208
	Baxter International, Inc.	70,585	2,319
	Becton, Dickinson and Co.	27,204	3,609
*	Biogen, Inc.	30,428	8,879
*	Boston Scientific Corp.	173,889	2,854
	Bristol-Myers Squibb Co.	215,751	12,772
	C.R. Bard, Inc.	9,600	1,789
	Cardinal Health, Inc.	42,356	3,254
*	Celgene Corp.	102,285	11,064
*	Cerner Corp.	39,736	2,383
	Cigna Corp.	33,316	4,498
*	DaVita HealthCare Partners, Inc.	22,027	1,593
	DENTSPLY International, Inc.	18,089	915
*	Edwards Lifesciences Corp.	13,911	1,978
	Eli Lilly and Co.	126,218	10,563
*	Endo International PLC	26,945	1,867
*	Express Scripts Holding Co.	87,430	7,078
	Gilead Sciences, Inc.	189,887	18,645
*	HCA Holdings, Inc.	41,364	3,200
*	Henry Schein, Inc.	10,790	1,432
	Humana, Inc.	19,168	3,431
*	Intuitive Surgical, Inc.	4,790	2,201

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Johnson & Johnson	358,283	33,446
*	Laboratory Corp. of America Holdings	13,016	1,412
*	Mallinckrodt PLC	15,182	971
	McKesson Corp.	30,070	5,564
	Medtronic PLC	182,976	12,248
	Merck & Co., Inc.	364,433	17,999
*	Mylan NV	53,424	2,151
	Patterson Cos., Inc.	11,236	486
	PerkinElmer, Inc.	14,670	674
	Perrigo Co. PLC	18,926	2,976
	Pfizer, Inc.	797,967	25,064
	Quest Diagnostics, Inc.	18,574	1,142
*	Regeneron Pharmaceuticals, Inc.	10,004	4,653
	St. Jude Medical, Inc.	36,454	2,300
	Stryker Corp.	40,926	3,851
*	Tenet Heathcare Corp.	12,882	476
	Thermo Fisher Scientific, Inc.	51,559	6,305
	UnitedHealth Group, Inc.	123,377	14,313
	Universal Health Services, Inc. - Class B	11,869	1,481
*	Varian Medical Systems, Inc.	12,773	942
*	Vertex Pharmaceuticals, Inc.	31,655	3,297
*	Waters Corp.	10,645	1,258
	Zimmer Biomet Holdings, Inc.	22,102	2,076
	Zoetis, Inc.	59,392	2,446

	Total		321,131

	Industrials (9.9%)
	3M Co.	80,833	11,460
	The ADT Corp.	21,987	657
	Allegion PLC	12,397	715
	American Airlines Group, Inc.	86,924	3,375
	AMETEK, Inc.	31,332	1,639
	The Boeing Co.	82,642	10,822
	C.H. Robinson Worldwide, Inc.	18,347	1,244
	Caterpillar, Inc.	77,972	5,096
	Cintas Corp.	11,550	990
	CSX Corp.	127,281	3,424
	Cummins, Inc.	21,497	2,334
	Danaher Corp.	76,937	6,556
	Deere & Co.	40,337	2,985
	Delta Air Lines, Inc.	102,913	4,618
	Dover Corp.	20,244	1,158
	The Dun & Bradstreet Corp.	4,672	491
	Eaton Corp. PLC	60,488	3,103
	Emerson Electric Co.	85,025	3,756
	Equifax, Inc.	15,299	1,487

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Expeditors International of Washington, Inc.	24,475	1,152
	Fastenal Co.	37,543	1,374
	FedEx Corp.	33,984	4,893
	Flowserve Corp.	17,256	710
	Fluor Corp.	18,753	794
	General Dynamics Corp.	39,251	5,415
	General Electric Co.	1,306,334	32,946
	Honeywell International, Inc.	101,149	9,578
	Illinois Tool Works, Inc.	42,630	3,509
	Ingersoll-Rand PLC	34,333	1,743
	J.B. Hunt Transport Services, Inc.	11,883	848
*	Jacobs Engineering Group, Inc.	16,018	600
	Joy Global, Inc.	12,610	188
	Kansas City Southern	14,279	1,298
	L-3 Communications Holdings, Inc.	10,394	1,086
	Lockheed Martin Corp.	34,554	7,163
	Masco Corp.	44,502	1,121
	Nielsen Holdings PLC	47,467	2,111
	Norfolk Southern Corp.	38,995	2,979
	Northrop Grumman Corp.	24,246	4,024
	PACCAR, Inc.	45,928	2,396
	Parker Hannifin Corp.	17,909	1,743
	Pentair PLC	23,297	1,189
	Pitney Bowes, Inc.	26,126	519
	Precision Castparts Corp.	17,790	4,087
*	Quanta Services, Inc.	26,415	639
	Raytheon Co.	39,275	4,291
	Republic Services, Inc.	31,150	1,283
	Robert Half International, Inc.	17,402	890
	Rockwell Automation, Inc.	17,351	1,761
	Rockwell Collins, Inc.	17,049	1,395
	Roper Technologies, Inc.	13,025	2,041
	Ryder System, Inc.	6,906	511
	Snap-on, Inc.	7,527	1,136
	Southwest Airlines Co.	85,312	3,245
	Stanley Black & Decker, Inc.	19,827	1,923
*	Stericycle, Inc.	10,976	1,529
	Textron, Inc.	35,765	1,346
	Tyco International PLC	54,538	1,825
	Union Pacific Corp.	112,267	9,925
*	United Continental Holdings, Inc.	48,877	2,593
	United Parcel Service, Inc. - Class B	90,369	8,918
*	United Rentals, Inc.	12,340	741

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	United Technologies Corp.	107,165	9,537
	W.W. Grainger, Inc.	7,853	1,688
	Waste Management, Inc.	54,419	2,711
	Xylem, Inc.	23,483	771

	Total		220,075

	Information Technology (20.1%)
	Accenture PLC - Class A	80,754	7,935
	Activision Blizzard, Inc.	65,084	2,010
*	Adobe Systems, Inc.	64,388	5,294
*	Akamai Technologies, Inc.	23,108	1,596
*	Alliance Data Systems Corp.	7,949	2,059
	Altera Corp.	39,135	1,960
	Amphenol Corp. - Class A	39,999	2,038
	Analog Devices, Inc.	40,585	2,289
	Apple, Inc.	737,851	81,385
	Applied Materials, Inc.	155,343	2,282
*	Autodesk, Inc.	29,267	1,292
	Automatic Data Processing, Inc.	60,269	4,843
	Avago Technologies, Ltd.	33,616	4,202
	Broadcom Corp. - Class A	72,327	3,720
	CA, Inc.	40,540	1,107
	Cisco Systems, Inc.	658,042	17,274
*	Citrix Systems, Inc.	20,793	1,440
*	Cognizant Technology Solutions Corp. - Class A	78,864	4,938
	Computer Sciences Corp.	17,898	1,099
	Corning, Inc.	158,618	2,715
*	eBay, Inc.	145,011	3,544
*	Electronic Arts, Inc.	40,335	2,733
	EMC Corp.	249,033	6,017
*	F5 Networks, Inc.	9,187	1,064
*	Facebook, Inc. - Class A	292,378	26,285
	Fidelity National Information Services, Inc.	36,433	2,444
*	First Solar, Inc.	9,792	419
*	Fiserv, Inc.	30,351	2,629
	FLIR Systems, Inc.	18,146	508
*	Google, Inc. - Class A	37,507	23,943
*	Google, Inc. - Class C	38,270	23,284
	Harris Corp.	16,053	1,174
	Hewlett-Packard Co.	233,724	5,986
	Intel Corp.	615,100	18,539
	International Business Machines Corp.	116,598	16,903
	Intuit, Inc.	35,880	3,184

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Juniper Networks, Inc.	45,760	1,176
	KLA-Tencor Corp.	20,382	1,019
	Lam Research Corp.	20,467	1,337
	Linear Technology Corp.	31,021	1,252
	MasterCard, Inc. - Class A	129,127	11,637
	Microchip Technology, Inc.	27,312	1,177
*	Micron Technology, Inc.	139,275	2,086
	Microsoft Corp.	1,034,825	45,801
	Motorola Solutions, Inc.	20,802	1,422
	NetApp, Inc.	38,827	1,149
	NVIDIA Corp.	66,252	1,633
	Oracle Corp.	420,770	15,198
	Paychex, Inc.	41,594	1,981
*	PayPal Holdings, Inc.	143,496	4,454
*	Qorvo, Inc.	19,347	872
	QUALCOMM, Inc.	203,291	10,923
*	Red Hat, Inc.	23,740	1,706
*	Salesforce.com, Inc.	80,271	5,573
	SanDisk Corp.	26,451	1,437
	Seagate Technology PLC	39,079	1,751
	Skyworks Solutions, Inc.	24,679	2,078
	Symantec Corp.	88,523	1,724
	TE Connectivity, Ltd.	52,063	3,118
*	Teradata Corp.	18,321	531
	Texas Instruments, Inc.	132,800	6,576
	Total System Services, Inc.	21,896	995
*	VeriSign, Inc.	12,922	912
	Visa, Inc. - Class A	252,482	17,588
	Western Digital Corp.	29,811	2,368
	Western Union Co.	66,171	1,215
	Xerox Corp.	129,989	1,265
	Xilinx, Inc.	33,467	1,419
*	Yahoo!, Inc.	112,058	3,240

	Total		446,747

	Materials (2.8%)
	Air Products and Chemicals, Inc.	25,034	3,194
	Airgas, Inc.	8,693	776
	Alcoa, Inc.	169,470	1,637
	Avery Dennison Corp.	11,831	669
	Ball Corp.	17,877	1,112
	CF Industries Holdings, Inc.	30,153	1,354
	The Dow Chemical Co.	149,842	6,353
	E.I. du Pont de Nemours and Co.	117,073	5,643
	Eastman Chemical Co.	19,235	1,245
	Ecolab, Inc.	34,363	3,770
	FMC Corp.	17,288	586
	Freeport-McMoRan, Inc.	134,591	1,304

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	International Flavors & Fragrances, Inc.	10,427	1,077
	International Paper Co.	54,050	2,043
	LyondellBasell Industries NV - Class A	48,222	4,020
	Martin Marietta Materials, Inc.	8,669	1,317
	Monsanto Co.	60,531	5,166
	The Mosaic Co.	43,623	1,357
	Newmont Mining Corp.	68,452	1,100
	Nucor Corp.	41,351	1,553
*	Owens-Illinois, Inc.	20,801	431
	PPG Industries, Inc.	35,027	3,071
	Praxair, Inc.	37,065	3,775
	Sealed Air Corp.	26,633	1,249
	The Sherwin-Williams Co.	10,251	2,284
	Sigma-Aldrich Corp.	15,452	2,147
	Vulcan Materials Co.	17,232	1,537
	WestRock Co.	33,879	1,743

	Total		61,513

	Telecommunication Services (2.4%)
	AT&T, Inc.	795,852	25,929
	CenturyLink, Inc.	72,842	1,830
	Frontier Communications Corp.	151,150	718
*	Level 3 Communications, Inc.	37,292	1,629
	Verizon Communications, Inc.	526,042	22,888

	Total		52,994

	Utilities (3.1%)
	The AES Corp.	88,349	865
	AGL Resources, Inc.	15,538	949
	Ameren Corp.	31,393	1,327
	American Electric Power Co., Inc.	63,471	3,609
	CenterPoint Energy, Inc.	55,670	1,004
	CMS Energy Corp.	35,797	1,264
	Consolidated Edison, Inc.	37,893	2,533
	Dominion Resources, Inc.	76,897	5,412
	DTE Energy Co.	23,222	1,866
	Duke Energy Corp.	89,060	6,407
	Edison International	42,155	2,659
	Entergy Corp.	23,228	1,512
	Eversource Energy	41,038	2,077
	Exelon Corp.	111,481	3,311
	FirstEnergy Corp.	54,659	1,711
	NextEra Energy, Inc.	59,553	5,810
	NiSource, Inc.	41,127	763
	NRG Energy, Inc.	42,783	635
	Pepco Holdings, Inc.	32,795	794

Index 500 Stock Portfolio

	Common Stocks (98.6%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	PG&E Corp.	63,291	3,342
	Pinnacle West Capital Corp.	14,338	920
	PPL Corp.	86,684	2,851
	Public Service Enterprise Group, Inc.	65,451	2,760
	SCANA Corp.	18,492	1,040
	Sempra Energy	30,473	2,947
	The Southern Co.	117,537	5,254
	TECO Energy, Inc.	30,433	799
	WEC Energy Group, Inc.	40,845	2,133
	Xcel Energy, Inc.	65,626	2,324

	Total		68,878

	Total Common Stocks
	(Cost: $1,291,285)		2,188,669

	Short-Term Investments (1.0%)

	Federal Government & Agencies (1.0%)
(b)	Federal Home Loan Bank, 0.13%, 11/4/15	5,000,000	5,000
(b)	Federal Home Loan Bank, 0.17%, 11/27/15	4,000,000	4,000
(b)	Federal Home Loan Bank, 0.18%, 11/20/15	6,000,000	5,999
(b)	Federal Home Loan Bank, 0.18%, 11/25/15	3,000,000	3,000
(b)	Federal Home Loan Bank, 0.21%, 11/12/15	5,000,000	4,999

	Total		22,998

	Total Short-Term Investments
	(Cost: $22,994)		22,998

	Total Investments (99.6%)
	(Cost: $1,314,279)(a)		2,211,667

	Other Assets, Less
	Liabilities (0.4%)		8,529

	Net Assets (100.0%)		2,220,196

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $1,314,279 and the net unrealized appreciation of investments based on that cost was $897,387 which is comprised of $982,452 aggregate gross unrealized appreciation and $85,065 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2015, $29,657)	307	12/15	$(359)

(p)	Restricted Rights (excluding 144A issues) on September 30, 2015.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$ 1	$ 1	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$2,188,638	$-	$31
Short-Term Investments	-	22,998	-
Total Assets	$2,188,638	$22,998	$31
Liabilities:
Other Financial Instruments^
Futures	(359)	-	-
Total Liabilities	$(359)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Large Company Value Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)
*	AMC Networks, Inc. - Class A	19,280	1,411
	BorgWarner, Inc.	27,190	1,131
	Delphi Automotive PLC	35,800	2,722
	Ford Motor Co.	99,570	1,351
	Harley-Davidson, Inc.	24,270	1,332
	Lowe’s Cos., Inc.	34,170	2,355
	Macy’s, Inc.	20,720	1,063
	Marriott International, Inc. - Class A	19,700	1,344
	Time Warner, Inc.	36,370	2,501
	Whirlpool Corp.	17,630	2,596

	Total		17,806

	Consumer Staples (4.6%)
	Altria Group, Inc.	17,630	959
	CVS Health Corp.	22,760	2,196
	The Hershey Co.	11,450	1,052
	Philip Morris International, Inc.	30,550	2,424
	Sysco Corp.	32,570	1,269

	Total		7,900

	Energy (11.7%)
	Apache Corp.	8,720	341
	Baker Hughes, Inc.	22,430	1,167
	Chevron Corp.	33,730	2,661
	Exxon Mobil Corp.	34,920	2,596
	Halliburton Co.	65,220	2,306
*	Oasis Petroleum, Inc.	84,870	737
	Occidental Petroleum Corp.	41,650	2,755
	Oceaneering International, Inc.	31,030	1,219
	Total SA, ADR	93,470	4,179
	Valero Energy Corp.	31,520	1,894

	Total		19,855

	Financials (29.3%)
	The Allstate Corp.	22,000	1,281
	American International Group, Inc.	38,850	2,207
	Ameriprise Financial, Inc.	24,110	2,631
	Bank of America Corp.	261,160	4,069
*	Berkshire Hathaway, Inc. - Class B	11,480	1,497
	BlackRock, Inc.	5,030	1,496
	Brixmor Property Group, Inc.	59,350	1,394
	Capital One Financial Corp.	32,000	2,321
	Discover Financial Services	43,360	2,254
	The Goldman Sachs Group, Inc.	13,200	2,294
	Invesco, Ltd.	91,770	2,866
	JPMorgan Chase & Co.	102,610	6,256
	KeyCorp	112,010	1,457
	MetLife, Inc.	47,320	2,231
	PNC Financial Services Group, Inc.	28,400	2,533

	Common Stocks (97.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Principal Financial Group, Inc.	14,220	673
	Prudential Financial, Inc.	23,520	1,793
	The Travelers Cos., Inc.	9,940	989
	US Bancorp	86,580	3,551
	Wells Fargo & Co.	117,370	6,027

	Total		49,820

	Health Care (15.3%)
*	Allergan PLC	9,580	2,604
	Amgen, Inc.	9,650	1,335
	Anthem, Inc.	14,090	1,972
*	HCA Holdings, Inc.	25,630	1,983
	Johnson & Johnson	26,660	2,489
*	Laboratory Corp. of America Holdings	11,620	1,260
	McKesson Corp.	6,170	1,142
	Medtronic PLC	53,720	3,596
	Merck & Co., Inc.	55,750	2,753
	Pfizer, Inc.	144,280	4,532
	Zimmer Biomet Holdings, Inc.	24,750	2,325

	Total		25,991

	Industrials (10.4%)
	Eaton Corp. PLC	55,510	2,847
	Honeywell International, Inc.	38,850	3,679
	Huntington Ingalls Industries, Inc.	13,600	1,457
	Ingersoll-Rand PLC	70,970	3,603
	Raytheon Co.	14,980	1,637
	Stanley Black & Decker, Inc.	15,620	1,515
	United Technologies Corp.	33,610	2,991

	Total		17,729

	Information Technology (11.1%)
	Applied Materials, Inc.	178,400	2,621
	Cisco Systems, Inc.	170,390	4,473
*	Electronic Arts, Inc.	38,480	2,607
	Microchip Technology, Inc.	41,350	1,782
*	NXP Semiconductors NV	9,640	839
*	ON Semiconductor Corp.	60,580	569
	Oracle Corp.	118,610	4,284
	Western Digital Corp.	20,800	1,652

	Total		18,827

	Materials (2.3%)
	The Dow Chemical Co.	40,240	1,706
	LyondellBasell Industries NV - Class A	14,290	1,191
	WestRock Co.	20,320	1,046

	Total		3,943

Large Company Value Portfolio

Common Stocks (97.4%)		Shares/ $ Par	Value $ (000’s)

Utilities (2.2%)
PPL Corp.		53,740	1,768
Westar Energy, Inc.		21,130	812
Xcel Energy, Inc.		33,350	1,181

Total			3,761

Total Common Stocks
(Cost: $170,823)			165,632

Foreign Common Stocks (1.8%)	Country

Energy (1.8%)
Imperial Oil, Ltd.	Canada	93,450	2,961

Total			2,961

Total Foreign Common Stocks
(Cost: $4,127)			2,961

Total Investments (99.2%)
(Cost: $174,950)(a)			168,593

Other Assets, Less
Liabilities (0.8%)			1,411

Net Assets (100.0%)			170,004

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $174,950 and the net unrealized depreciation of investments based on that cost was $6,356 which is comprised of $9,287 aggregate gross unrealized appreciation and $15,643 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	2,706	10/15	$-	$(2)	$(2)
Buy	HSBC Bank USA NA	EUR	117	10/15	-	(1)	(1)
Sell	HSBC Bank USA NA	EUR	2,801	10/15	-	(6)	(6)

					$-	$(9)	$(9)

CAD — Canadian Dollar

EUR — Euro

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$165,632	$-	$-
Foreign Common Stocks	2,961	-	-
Total Assets	$168,593	$-	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(9)	-
Total Liabilities	$-	$(9)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Domestic Equity Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.0%)
	Johnson Controls, Inc.	397,700	16,449
	Lowe’s Cos., Inc.	251,700	17,347

	Total		33,796

	Consumer Staples (12.5%)
	Archer-Daniels-Midland Co.	400,100	16,584
	CVS Health Corp.	183,600	17,714
	The Kraft Heinz Co.	240,266	16,958
	Mondelez International, Inc.	466,900	19,549

	Total		70,805

	Energy (11.1%)
	Chevron Corp.	167,246	13,192
	ConocoPhillips	230,700	11,064
	Halliburton Co.	385,600	13,631
	Marathon Oil Corp.	558,100	8,595
	Occidental Petroleum Corp.	253,500	16,769

	Total		63,251

	Financials (12.4%)
	The Allstate Corp.	285,700	16,639
	The Bank of New York Mellon Corp.	466,100	18,248
	BB&T Corp.	487,000	17,337
	Marsh & McLennan Cos., Inc.	348,100	18,178

	Total		70,402

	Health Care (21.2%)
	Baxalta, Inc.	278,000	8,760
	Baxter International, Inc.	278,000	9,132
	Cardinal Health, Inc.	224,000	17,208
*	Express Scripts Holding Co.	207,984	16,838
	Johnson & Johnson	189,400	17,680
	Merck & Co., Inc.	330,300	16,314
	Pfizer, Inc.	581,300	18,259
	Quest Diagnostics, Inc.	262,500	16,136

	Total		120,327

	Industrials (10.5%)
	Northrop Grumman Corp.	117,400	19,483
	Raytheon Co.	182,300	19,918
	Waste Management, Inc.	400,500	19,949

	Total		59,350

	Information Technology (12.0%)
	CA, Inc.	614,787	16,784
	Cisco Systems, Inc.	689,200	18,091
	Intel Corp.	625,300	18,847
	Xerox Corp.	1,482,200	14,422

	Total		68,144

Common Stocks (98.2%)	Shares/ $ Par	Value $ (000’s)

Materials (2.8%)
E.I. du Pont de Nemours & Co.	335,300	16,161

Total		16,161

Telecommunication Services (6.2%)
AT&T, Inc.	573,000	18,668
Verizon Communications, Inc.	383,600	16,691

Total		35,359

Utilities (3.5%)
Edison International	317,400	20,018

Total		20,018

Total Common Stocks
(Cost: $470,988)		557,613

Total Investments (98.2%)
(Cost: $470,988)(a)		557,613

Other Assets, Less
Liabilities (1.8%)		10,133

Net Assets (100.0%)		567,746

Domestic Equity Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $470,988 and the net unrealized appreciation of investments based on that cost was $86,625 which is comprised of $114,266 aggregate gross unrealized appreciation and $27,641 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$557,613	$-	$-
Total	$557,613	$-	$-

Equity Income Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (11.7%)
Cablevision Systems Corp. - Class A	186,600	6,059
Carnival Corp.	119,400	5,934
Coach, Inc.	61,200	1,771
Comcast Corp. - Class A	81,100	4,613
Ford Motor Co.	262,200	3,558
General Motors Co.	143,533	4,309
Genuine Parts Co.	59,500	4,932
Johnson Controls, Inc.	131,000	5,418
Kohl’s Corp.	130,700	6,053
Las Vegas Sands Corp.	109,700	4,165
Macy’s, Inc.	103,100	5,291
Mattel, Inc.	340,600	7,173
The New York Times Co. - Class A	132,900	1,570
News Corp. - Class A	188,700	2,381
Staples, Inc.	432,100	5,069
Time Warner, Inc.	47,500	3,266
Twenty-First Century Fox, Inc.	64,100	1,729
Twenty-First Century Fox, Inc. - Class B	101,200	2,739
Viacom, Inc. - Class B	39,000	1,683
The Walt Disney Co.	47,500	4,854

Total		82,567

Consumer Staples (5.3%)
Archer-Daniels-Midland Co.	190,200	7,884
Avon Products, Inc.	300,700	977
Campbell Soup Co.	76,500	3,877
The Clorox Co.	51,400	5,938
Kellogg Co.	52,000	3,461
McCormick & Co., Inc.	50,600	4,158
PepsiCo, Inc.	74,100	6,988
Wal-Mart Stores, Inc.	59,000	3,825

Total		37,108

Energy (10.7%)
Anadarko Petroleum Corp.	64,800	3,913
Apache Corp.	220,200	8,623
BP PLC, ADR	91,400	2,793
Canadian Natural Resources, Ltd.	215,400	4,189
Chevron Corp.	145,300	11,461
Columbia Pipeline Group, Inc.	263,000	4,810
ConocoPhillips	26,000	1,247
CONSOL Energy, Inc.	182,300	1,787
Diamond Offshore Drilling, Inc.	114,800	1,986
Exxon Mobil Corp.	171,900	12,781
Hess Corp.	160,700	8,045
Occidental Petroleum Corp.	83,200	5,504
Royal Dutch Shell PLC - Class A, ADR	174,700	8,279

Total		75,418

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Financials (22.4%)
	American Express Co.	117,600	8,718
	Bank of America Corp.	891,723	13,893
	The Bank of New York Mellon Corp.	78,200	3,062
	The Chubb Corp.	37,100	4,550
	Digital Realty Trust, Inc.	66,900	4,370
	JPMorgan Chase & Co.	376,188	22,936
	Loews Corp.	218,600	7,900
	Marsh & McLennan Cos., Inc.	214,400	11,196
	MetLife, Inc.	174,700	8,237
	Northern Trust Corp.	133,000	9,065
	Och-Ziff Capital Management Group - Class A	158,900	1,387
	PNC Financial Services Group, Inc.	113,100	10,089
	Rayonier, Inc.	137,100	3,026
	State Street Corp.	81,700	5,491
	Sun Life Financial, Inc.	101,300	3,268
	SunTrust Banks, Inc.	143,500	5,487
	U.S. Bancorp	315,900	12,955
	Wells Fargo & Co.	289,300	14,856
	Weyerhaeuser Co.	208,935	5,712
	Willis Group Holdings PLC	36,600	1,500

	Total		157,698

	Health Care (6.6%)
	Becton, Dickinson and Co.	6,400	849
	Bristol-Myers Squibb Co.	168,600	9,981
	Johnson & Johnson	142,800	13,330
	Merck & Co., Inc.	200,500	9,903
	Pfizer, Inc.	386,626	12,144

	Total		46,207

	Industrials (12.7%)
	The Boeing Co.	78,200	10,240
	Deere & Co.	75,800	5,609
	Eaton Corp. PLC	67,270	3,451
	Emerson Electric Co.	153,300	6,771
	Flowserve Corp.	59,700	2,456
	General Electric Co.	941,200	23,737
	Honeywell International, Inc.	47,500	4,498
	Illinois Tool Works, Inc.	112,700	9,276
	Joy Global, Inc.	94,500	1,411
	Masco Corp.	101,200	2,548
	Stanley Black & Decker, Inc.	17,000	1,649
	Tyco Interntional PLC	84,500	2,827
	United Parcel Service, Inc. - Class B	94,100	9,287
	United Technologies Corp.	9,400	837
*	USG Corp.	118,100	3,144
	Xylem, Inc.	53,000	1,741

	Total		89,482

Equity Income Portfolio

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (11.0%)
	Analog Devices, Inc.	97,100	5,477
	Applied Materials, Inc.	385,600	5,664
	CA, Inc.	80,600	2,200
	Cisco Systems, Inc.	270,400	7,098
	Computer Sciences Corp.	43,200	2,652
	Corning, Inc.	361,800	6,194
(p)*	Dell Appraisal Rights Action	347,300	4,775
	EMC Corp.	146,600	3,542
	Harris Corp.	111,600	8,164
	International Business Machines Corp.	44,400	6,437
	Microsoft Corp.	193,600	8,569
	QUALCOMM, Inc.	139,000	7,469
	Texas Instruments, Inc.	137,700	6,819
	Western Union Co.	121,200	2,225

	Total		77,285

	Materials (5.1%)
	E.I. du Pont de Nemours and Co.	146,500	7,061
	International Paper Co.	199,500	7,539
	Newmont Mining Corp.	177,600	2,854
	Nucor Corp.	151,100	5,674
	Potash Corp. of Saskatchewan, Inc.	111,900	2,299
	Vulcan Materials Co.	79,200	7,065
	WestRock Co.	71,494	3,678

	Total		36,170

	Telecommunication Services (3.3%)
	AT&T, Inc.	346,535	11,290
	CenturyLink, Inc.	131,590	3,306
	Verizon Communications, Inc.	194,308	8,454

	Total		23,050

	Utilities (7.0%)
	The AES Corp.	241,100	2,360
	Duke Energy Corp.	125,800	9,050
	Edison International	12,200	770
	Entergy Corp.	117,700	7,662
	Exelon Corp.	162,900	4,838
	FirstEnergy Corp.	232,700	7,286
	NiSource, Inc.	332,900	6,175
	PG&E Corp.	85,200	4,499
	Xcel Energy, Inc.	181,100	6,413

	Total		49,053

	Total Common Stocks
	(Cost: $655,768)		674,038

	Foreign Common Stocks (1.7%)	Country

	Financials (0.5%)
*	Royal Bank of Scotland Group PLC	United Kingdom	708,946	3,378

	Total			3,378

Foreign Common Stocks (1.7%)	Country	Shares/ $ Par	Value $ (000’s)

Health Care (0.5%)
GlaxoSmithKline PLC	United Kingdom	196,968	3,772

Total			3,772

Telecommunication Services (0.7%)
Telefonica SA	Spain	287,304	3,477
Vodafone Group PLC	United Kingdom	522,773	1,648

Total			5,125

Total Foreign Common Stocks
(Cost: $15,578)			12,275

Short-Term Investment (2.2%)

Money Market Funds (2.2%)
T. Rowe Price Reserve Investment Fund		15,340,663	15,341

Total			15,341

Total Short-Term Investments
(Cost: $15,341)			15,341

Total Investments (99.7%)
(Cost: $686,687)(a)			701,654

Other Assets, Less
Liabilities (0.3%)			1,790

Net Assets (100.0%)			703,444

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $686,687 and the net unrealized appreciation of investments based on that cost was $14,967 which is comprised of $89,882 aggregate gross unrealized appreciation and $74,915 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(p)	Restricted securities (excluding 144A issues) on September 30, 2015.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Dell Appraisal Rights Action	10/24/13	$ 4,130	$ 4,775	0.68%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Information Technology	$72,510	$-	$4,775
All Others	596,753	-	-
Foreign Common Stocks	12,275	-	-
Short-Term Investments	15,341	-	-
Total	$696,879	$-	$4,775

Mid Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (24.4%)
	BorgWarner, Inc.	724,059	30,114
	Brunswick Corp.	395,551	18,943
	Dollar General Corp.	489,066	35,428
	Hanesbrands, Inc.	843,305	24,405
	L Brands, Inc.	200,170	18,041
*	O’Reilly Automotive, Inc.	88,094	22,023
	Polaris Industries, Inc.	229,298	27,486
	Ross Stores, Inc.	526,763	25,532
*	Sally Beauty Holdings, Inc.	390,762	9,281
	Six Flags Entertainment Corp.	269,128	12,321
	Williams-Sonoma, Inc.	285,410	21,791

	Total		245,365

	Consumer Staples (2.9%)
	Keurig Green Mountain, Inc.	307,687	16,043
*	Monster Beverage Corp.	94,817	12,813

	Total		28,856

	Energy (0.8%)
*	Concho Resources, Inc.	85,240	8,379

	Total		8,379

	Financials (10.7%)
*	Affiliated Managers Group, Inc.	162,626	27,807
	Intercontinental Exchange, Inc.	80,108	18,825
	LPL Financial Holdings, Inc.	311,614	12,393
	Moody’s Corp.	260,025	25,534
*	Signature Bank	165,891	22,820

	Total		107,379

	Health Care (15.9%)
*	Align Technology, Inc.	292,114	16,581
*	BioMarin Pharmaceutical, Inc.	100,449	10,579
*	Cerner Corp.	439,608	26,359
*	IDEXX Laboratories, Inc.	221,968	16,481
*	Medivation, Inc.	352,338	14,975
*	MEDNAX, Inc.	456,847	35,081
*	Mettler-Toledo International, Inc.	55,550	15,817
*	Sirona Dental Systems, Inc.	256,677	23,958

	Total		159,831

	Industrials (19.0%)
	AMETEK, Inc.	447,270	23,401
	Carlisle Cos., Inc.	200,170	17,491
	Equifax, Inc.	180,517	17,543
*	The Middleby Corp.	100,564	10,578

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Old Dominion Freight Line, Inc.	545,918	33,301
	Rockwell Collins, Inc.	295,945	24,220
	Towers Watson & Co. - Class A	179,099	21,023
*	TransDigm Group, Inc.	65,797	13,976
*	Verisk Analytics, Inc.	407,044	30,084

	Total		191,617

	Information Technology (18.2%)
*	Akamai Technologies, Inc.	151,821	10,485
*	ANSYS, Inc.	246,690	21,743
*	CoStar Group, Inc.	104,184	18,030
*	Genpact, Ltd.	1,090,572	25,748
*	Guidewire Software, Inc.	336,170	17,676
*	IPG Photonics Corp.	93,391	7,095
*	NeuStar, Inc. - Class A	187,966	5,115
*	Pandora Media, Inc.	869,772	18,561
*	Red Hat, Inc.	412,791	29,672
*	Vantiv, Inc. - Class A	644,664	28,958

	Total		183,083

	Materials (3.3%)
	Airgas, Inc.	138,874	12,406
	Vulcan Materials Co.	235,607	21,016

	Total		33,422

	Telecommunication Services (2.3%)
*	SBA Communications Corp. - Class A	218,757	22,913

	Total		22,913

	Total Common Stocks
	(Cost: $965,650)		980,845

	Total Investments (97.5%)
	(Cost: $965,650)(a)		980,845

	Other Assets, Less
	Liabilities (2.5%)		25,146

	Net Assets (100.0%)		1,005,991

Mid Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $965,650 and the net unrealized appreciation of investments based on that cost was $15,195 which is comprised of $73,322 aggregate gross unrealized appreciation and $58,127 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$980,845	$-	$-
Total	$980,845	$-	$-

Index 400 Stock Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.4%)
	Aaron’s, Inc.	26,562	959
	Abercrombie & Fitch Co. - Class A	28,608	606
*	AMC Networks, Inc. - Class A	25,034	1,832
	American Eagle Outfitters, Inc.	73,934	1,156
*	Apollo Education Group, Inc. - Class A	41,452	458
*	Ascena Retail Group, Inc.	70,470	980
	Big Lots, Inc.	21,334	1,022
	Brinker International, Inc.	24,716	1,302
	Brunswick Corp.	37,810	1,811
*	Buffalo Wild Wings, Inc.	7,818	1,512
*	Cabela’s, Inc.	20,531	936
*	Cable One, Inc.	1,827	766
	Carter’s, Inc.	21,483	1,947
	The Cheesecake Factory, Inc.	18,568	1,002
	Chico’s FAS, Inc.	57,277	901
	Cinemark Holdings, Inc.	43,382	1,410
	Cracker Barrel Old Country Store, Inc.	9,852	1,451
	CST Brands, Inc.	31,093	1,047
	Dana Holding Corp.	65,909	1,047
*	Deckers Outdoor Corp.	13,438	780
	DeVry Education Group, Inc.	23,506	640
	Dick’s Sporting Goods, Inc.	38,516	1,911
	Domino’s Pizza, Inc.	22,581	2,437
*	DreamWorks Animation SKG, Inc. - Class A	29,182	509
	Dunkin’ Brands Group, Inc.	39,164	1,919
	Foot Locker, Inc.	57,283	4,123
	Gentex Corp.	120,428	1,867
	Graham Holdings Co.	1,845	1,065
	Guess?, Inc.	26,801	572
	HSN, Inc.	13,267	759
	International Speedway Corp. - Class A	10,988	349
*	J.C. Penney Co., Inc.	125,625	1,167
	Jack in the Box, Inc.	15,041	1,159
*	Jarden Corp.	81,587	3,988
	John Wiley & Sons, Inc. - Class A	20,306	1,016
*	Kate Spade & Co.	52,503	1,003
	KB Home	37,459	508
*	Live Nation Entertainment, Inc.	59,914	1,440
*	LKQ Corp.	125,388	3,556
	MDC Holdings, Inc.	16,081	421
	Meredith Corp.	15,487	659
*	Murphy USA, Inc.	16,562	910
	The New York Times Co. - Class A	52,083	615
*	NVR, Inc.	1,570	2,395

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Office Depot, Inc.	202,861	1,302
*	Panera Bread Co. - Class A	10,038	1,941
	Polaris Industries, Inc.	25,297	3,032
	Rent-A-Center, Inc.	21,817	529
	Service Corp. International	82,399	2,233
*	Skechers U.S.A., Inc. - Class A	17,553	2,354
	Sotheby’s	25,434	813
*	Tempur Sealy International, Inc.	25,451	1,818
	Thor Industries, Inc.	18,745	971
	Time, Inc.	45,127	860
*	Toll Brothers, Inc.	66,678	2,283
*	TRI Pointe Homes, Inc.	59,858	784
	Tupperware Brands Corp.	20,514	1,015
*	Vista Outdoor, Inc.	25,984	1,154
	The Wendy’s Co.	95,494	826
	Williams-Sonoma, Inc.	34,636	2,644

	Total		82,472

	Consumer Staples (4.3%)
	Avon Products, Inc.	178,992	582
*	The Boston Beer Co., Inc. - Class A	3,990	840
	Casey’s General Stores, Inc.	16,032	1,650
	Church & Dwight Co., Inc.	53,848	4,518
	Dean Foods Co.	38,831	641
	Edgewell Personal Care Co.	25,574	2,087
	Energizer Holdings, Inc.	25,575	990
	Flowers Foods, Inc.	76,059	1,882
*	The Hain Celestial Group, Inc.	42,195	2,177
	Ingredion, Inc.	29,349	2,562
	Lancaster Colony Corp.	7,988	779
*	Post Holdings, Inc.	24,961	1,475
*	SUPERVALU, INC.	108,933	782
	Tootsie Roll Industries, Inc.	7,350	230
*	TreeHouse Foods, Inc.	17,709	1,378
*	United Natural Foods, Inc.	20,597	999
*	The WhiteWave Foods Co.	72,274	2,902

	Total		26,474

	Energy (3.3%)
	Atwood Oceanics, Inc.	23,928	354
	California Resources Corp.	128,696	335
	Denbury Resources, Inc.	146,166	357
*	Dril-Quip, Inc.	15,916	927
	Energen Corp.	32,403	1,616
*	Gulfport Energy Corp.	44,497	1,321
*	Helix Energy Solutions Group, Inc.	40,522	194
	HollyFrontier Corp.	77,539	3,787
	Nabors Industries, Ltd.	120,007	1,134
	Noble Corp. PLC	99,501	1,085
	Oceaneering International, Inc.	40,235	1,580

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Oil States International, Inc.	21,091	551
	Patterson-UTI Energy, Inc.	60,530	795
	QEP Resources, Inc.	66,109	828
	Rowan Cos., PLC - Class A	51,317	829
	SM Energy Co.	27,942	895
	Superior Energy Services, Inc.	61,989	783
	Western Refining, Inc.	29,086	1,283
	World Fuel Services Corp.	29,516	1,057
*	WPX Energy, Inc.	96,185	637

	Total		20,348

	Financials (25.8%)
	Alexander & Baldwin, Inc.	18,891	648
	Alexandria Real Estate Equities, Inc.	29,734	2,518
*	Alleghany Corp.	6,566	3,074
	American Campus Communities, Inc.	46,187	1,674
	American Financial Group, Inc.	29,541	2,036
	Arthur J. Gallagher & Co.	71,775	2,963
	Aspen Insurance Holdings, Ltd.	24,993	1,161
	Associated Banc-Corp.	61,769	1,110
	BancorpSouth, Inc.	35,841	852
	Bank of Hawaii Corp.	17,888	1,136
	Bank of the Ozarks, Inc.	32,129	1,406
	BioMed Realty Trust, Inc.	83,088	1,660
	Brown & Brown, Inc.	48,081	1,489
	Camden Property Trust	35,715	2,639
	Care Capital Properties, Inc.	34,016	1,120
	Cathay General Bancorp	31,591	946
	CBOE Holdings, Inc.	34,043	2,284
	City National Corp.	19,945	1,756
	CNO Financial Group, Inc.	79,044	1,487
	Commerce Bancshares, Inc.	33,008	1,504
	Communications Sales & Leasing, Inc.	49,529	887
	Corporate Office Properties Trust	38,872	817
	Corrections Corp. of America	48,161	1,423
	Cullen/Frost Bankers, Inc.	22,863	1,454
	Douglas Emmett, Inc.	57,149	1,641
	Duke Realty Corp.	141,972	2,705
	East West Bancorp, Inc.	59,153	2,273
	Eaton Vance Corp.	48,321	1,615
	Endurance Specialty Holdings, Ltd.	24,913	1,520
	Equity One, Inc.	30,351	739
	Everest Re Group, Ltd.	18,171	3,150
	Extra Space Storage, Inc.	50,517	3,898

Index 400 Stock Portfolio

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Federal Realty Investment Trust	28,425	3,879
	Federated Investors, Inc. - Class B	39,154	1,131
	First American Financial Corp.	44,676	1,745
	First Horizon National Corp.	96,232	1,365
	First Niagara Financial Group, Inc.	145,906	1,490
	FirstMerit Corp.	68,165	1,204
	Fulton Financial Corp.	71,939	870
	Hancock Holding Co.	32,109	868
	Hanover Insurance Group, Inc.	18,173	1,412
	HCC Insurance Holdings, Inc.	39,330	3,047
	Highwoods Properties, Inc.	38,703	1,500
	Home Properties, Inc.	23,869	1,784
	Hospitality Properties Trust	62,293	1,593
	International Bancshares Corp.	22,960	575
	Janus Capital Group, Inc.	60,626	824
	Jones Lang LaSalle, Inc.	18,489	2,658
	Kemper Corp.	20,023	708
	Kilroy Realty Corp.	37,917	2,471
	Lamar Advertising Co. -Class A	33,685	1,758
	LaSalle Hotel Properties	46,514	1,320
	Liberty Property Trust	61,625	1,942
	Mack-Cali Realty Corp.	36,635	692
	Mercury General Corp.	14,971	756
	Mid-America Apartment Communities, Inc.	30,995	2,538
	MSCI, Inc.	40,584	2,413
	National Retail Properties, Inc.	55,281	2,005
	New York Community Bancorp, Inc.	182,710	3,300
	Old Republic International Corp.	99,308	1,553
	Omega Healthcare Investors, Inc.	66,517	2,338
	PacWest Bancorp	41,969	1,797
	Potlatch Corp.	16,727	482
	Primerica, Inc.	20,394	919
	Prosperity Bancshares, Inc.	27,074	1,330
	Raymond James Financial, Inc.	52,697	2,615
	Rayonier, Inc.	51,789	1,143
	Regency Centers Corp.	38,718	2,406
	Reinsurance Group of America, Inc.	27,332	2,476
	RenaissanceRe Holdings, Ltd.	18,892	2,009
	SEI Investments Co.	57,301	2,764
	Senior Housing Properties Trust	97,621	1,581
*	Signature Bank	20,921	2,878
*	SLM Corp.	175,129	1,296

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Sovran Self Storage, Inc.	14,736	1,390
	StanCorp Financial Group, Inc.	17,394	1,986
*	Stifel Financial Corp.	28,552	1,202
*	SVB Financial Group	21,168	2,446
	Synovus Financial Corp.	54,277	1,607
	Tanger Factory Outlet Centers, Inc.	39,411	1,299
	Taubman Centers, Inc.	25,026	1,729
	TCF Financial Corp.	69,537	1,054
	Trustmark Corp.	27,780	644
	UDR, Inc.	107,740	3,715
	Umpqua Holdings Corp.	90,611	1,477
	Urban Edge Properties	37,969	820
	Valley National Bancorp	95,698	942
	Waddell & Reed Financial, Inc. - Class A	34,435	1,197
	Washington Federal, Inc.	38,646	879
	Webster Financial Corp.	37,800	1,347
	Weingarten Realty Investors	46,888	1,552
	WisdomTree Investments, Inc.	47,114	760
	WP GLIMCHER, Inc.	76,199	888
	WR Berkley Corp.	40,584	2,206

	Total		158,160

	Health Care (9.0%)
*	Akorn, Inc.	32,939	939
*	Align Technology, Inc.	29,965	1,701
*	Allscripts Healthcare Solutions, Inc.	77,686	963
*	Bio-Rad Laboratories, Inc. - Class A	8,503	1,142
	Bio-Techne Corp.	15,284	1,413
*	Catalent, Inc.	40,451	983
*	Centene Corp.	48,972	2,656
*	Charles River Laboratories International, Inc.	19,236	1,222
*	Community Health Systems, Inc.	48,572	2,077
	The Cooper Cos., Inc.	19,981	2,974
*	Halyard Health, Inc.	19,167	545
*	Health Net, Inc.	31,781	1,914
	Hill-Rom Holdings, Inc.	23,190	1,206
*	Hologic, Inc.	100,816	3,945
*	IDEXX Laboratories, Inc.	37,834	2,809
*	LifePoint Health, Inc.	18,262	1,295
*	MEDNAX, Inc.	38,686	2,971
*	Mettler-Toledo International, Inc.	11,390	3,243
*	Molina Healthcare, Inc.	16,827	1,158
	Owens & Minor, Inc.	25,914	828
*	PAREXEL International Corp.	22,756	1,409
	ResMed, Inc.	57,782	2,945
*	Sirona Dental Systems, Inc.	22,969	2,144
	STERIS Corp.	24,606	1,599
	Teleflex, Inc.	17,105	2,125
*	Thoratec Corp.	22,534	1,425

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	United Therapeutics Corp.	18,727	2,458
*	VCA, Inc.	33,371	1,757
*	WellCare Health Plans, Inc.	18,123	1,562
	West Pharmaceutical Services, Inc.	29,609	1,602

	Total		55,010

	Industrials (14.6%)
	A.O. Smith Corp.	31,142	2,030
	Acuity Brands, Inc.	17,905	3,144
*	AECOM	62,080	1,708
	AGCO Corp.	30,818	1,437
	Alaska Air Group, Inc.	52,356	4,160
	B/E Aerospace, Inc.	43,681	1,918
	Carlisle Cos., Inc.	26,823	2,344
	CEB, Inc.	13,785	942
	CLARCOR, Inc.	20,601	982
*	Clean Harbors, Inc.	21,865	961
	Con-way, Inc.	23,534	1,117
*	Copart, Inc.	45,001	1,481
	Crane Co.	20,290	946
	Deluxe Corp.	20,544	1,145
	Donaldson Co., Inc.	51,628	1,450
*	Esterline Technologies Corp.	12,669	911
	Fortune Brands Home & Security, Inc.	65,768	3,122
*	FTI Consulting, Inc.	17,206	714
	GATX Corp.	17,764	784
*	Genesee & Wyoming, Inc. - Class A	21,895	1,294
	Graco, Inc.	23,739	1,591
	Granite Construction, Inc.	16,193	480
	Herman Miller, Inc.	24,606	710
	HNI Corp.	18,237	782
	Hubbell, Inc. - Class B	20,850	1,771
	Huntington Ingalls Industries, Inc.	19,664	2,107
	IDEX Corp.	31,825	2,269
	ITT Corp.	36,762	1,229
*	JetBlue Airways Corp.	129,455	3,336
	KBR, Inc.	59,357	989
	Kennametal, Inc.	32,659	813
*	Kirby Corp.	22,525	1,395
*	KLX, Inc.	21,694	775
	Landstar System, Inc.	17,919	1,137
	Lennox International, Inc.	16,480	1,868
	Lincoln Electric Holdings, Inc.	27,993	1,468
	ManpowerGroup, Inc.	31,580	2,586
	MSA Safety, Inc.	13,055	522
	MSC Industrial Direct Co., Inc. - Class A	19,908	1,215
	Nordson Corp.	23,514	1,480
*	NOW, Inc.	44,073	652
*	Old Dominion Freight Line, Inc.	28,763	1,755
	Orbital ATK, Inc.	24,304	1,747
	Oshkosh Corp.	32,205	1,170
	Regal Beloit Corp.	18,438	1,041

Index 400 Stock Portfolio

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Rollins, Inc.	38,652	1,039
	RR Donnelley & Sons Co.	85,820	1,250
*	Teledyne Technologies, Inc.	14,554	1,314
	Terex Corp.	44,616	800
	The Timken Co.	30,244	831
	The Toro Co.	24,630	1,737
	Towers Watson & Co. - Class A	28,491	3,344
	Trinity Industries, Inc.	63,513	1,440
	Triumph Group, Inc.	20,276	853
	Valmont Industries, Inc.	9,560	907
	Wabtec Corp.	39,754	3,500
	Waste Connections, Inc.	50,749	2,465
	Watsco, Inc.	10,568	1,252
	Werner Enterprises, Inc.	18,329	460
	Woodward, Inc.	23,531	958

	Total		89,628

	Information Technology (15.7%)
*	3D Systems Corp.	43,752	505
*	ACI Worldwide, Inc.	48,439	1,023
*	Acxiom Corp.	32,050	633
*	Advanced Micro Devices, Inc.	259,529	446
*	ANSYS, Inc.	37,068	3,267
*	ARRIS Group, Inc.	55,458	1,440
*	Arrow Electronics, Inc.	38,827	2,146
	Atmel Corp.	172,047	1,388
	Avnet, Inc.	55,291	2,360
	Belden, Inc.	17,546	819
	Broadridge Financial Solutions, Inc.	48,635	2,692
*	Cadence Design Systems, Inc.	119,819	2,478
	CDK Global, Inc.	65,819	3,145
*	Ciena Corp.	49,313	1,022
	Cognex Corp.	35,817	1,231
*	CommVault Systems, Inc.	17,394	591
	Convergys Corp.	40,413	934
*	CoreLogic, Inc.	36,632	1,364
*	Cree, Inc.	42,476	1,029
	Cypress Semiconductor Corp.	137,847	1,175
	Diebold, Inc.	26,714	795
	DST Systems, Inc.	13,855	1,457
	FactSet Research Systems, Inc.	17,031	2,722
	Fair Isaac Corp.	12,804	1,082
*	Fairchild Semiconductor International, Inc.	47,465	666
	FEI Co.	17,103	1,249
*	Fortinet, Inc.	59,822	2,541
*	Gartner, Inc.	34,148	2,866
	Global Payments, Inc.	26,778	3,072
	Ingram Micro, Inc. - Class A	64,076	1,745
*	Integrated Device Technology, Inc.	60,969	1,238
	InterDigital, Inc.	14,768	747

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Intersil Corp. - Class A	54,328	636
*	IPG Photonics Corp.	14,960	1,137
	Jabil Circuit, Inc.	79,705	1,783
	Jack Henry & Associates, Inc.	33,305	2,318
*	Keysight Technologies, Inc.	69,634	2,148
*	Knowles Corp.	36,336	670
	Leidos Holdings, Inc.	26,374	1,090
	Lexmark International, Inc. - Class A	25,334	734
*	Manhattan Associates, Inc.	30,190	1,881
	MAXIMUS, Inc.	27,120	1,615
	Mentor Graphics Corp.	40,975	1,009
	National Instruments Corp.	41,861	1,163
*	NCR Corp.	64,936	1,477
*	NetScout Systems, Inc.	41,424	1,465
*	NeuStar, Inc. - Class A	22,370	609
	Plantronics, Inc.	14,490	737
*	Polycom, Inc.	54,839	575
*	PTC, Inc.	46,948	1,490
*	Rackspace Hosting, Inc.	49,751	1,228
*	Rovi Corp.	35,741	375
	Science Applications International Corp.	17,225	693
*	Silicon Laboratories, Inc.	16,432	683
*	Solarwinds, Inc.	27,405	1,075
	Solera Holdings, Inc.	27,564	1,489
*	SunEdison, Inc.	129,554	930
*	Synaptics, Inc.	14,980	1,235
*	Synopsys, Inc.	64,127	2,961
*	Tech Data Corp.	14,525	995
	Teradyne, Inc.	86,698	1,562
*	Trimble Navigation, Ltd.	105,702	1,736
*	Tyler Technologies, Inc.	13,925	2,079
*	The Ultimate Software Group, Inc.	11,755	2,104
*	VeriFone Systems, Inc.	46,999	1,303
	Vishay Intertechnology, Inc.	55,695	540
*	WEX, Inc.	15,894	1,380
*	Zebra Technologies Corp. - Class A	21,413	1,639

	Total		96,412

	Materials (6.4%)
	Albemarle Corp.	46,139	2,035
	Allegheny Technologies, Inc.	44,909	637
	AptarGroup, Inc.	25,822	1,703
	Ashland, Inc.	27,808	2,798
	Bemis Co., Inc.	40,069	1,586
	Cabot Corp.	25,871	816
	Carpenter Technology Corp.	20,372	606
	The Chemours Co.	74,420	482
	Commercial Metals Co.	47,537	644
	Compass Minerals International, Inc.	13,855	1,086
	Cytec Industries, Inc.	29,386	2,170
	Domtar Corp.	25,837	924

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Eagle Materials, Inc.	20,719	1,418
	Grief, Inc. - Class A	10,570	337
*	Louisiana-Pacific Corp.	58,669	835
	Minerals Technologies, Inc.	14,289	688
	NewMarket Corp.	4,291	1,532
	Olin Corp.	31,878	536
	Packaging Corp. of America	40,185	2,418
	PolyOne Corp.	36,456	1,070
	Reliance Steel & Aluminum Co.	30,212	1,632
	Royal Gold, Inc.	26,806	1,259
	RPM International, Inc.	54,868	2,298
	The Scotts Miracle-Gro Co. - Class A	18,642	1,134
	Sensient Technologies Corp.	18,845	1,155
	Silgan Holdings, Inc.	16,635	866
	Sonoco Products Co.	41,503	1,566
	Steel Dynamics, Inc.	99,539	1,710
	United States Steel Corp.	60,139	627
	The Valspar Corp.	30,400	2,185
	Worthington Industries, Inc.	19,348	512

	Total		39,265

	Telecommunication Services (0.2%)
	Telephone & Data Systems, Inc.	38,764	968

	Total		968

	Utilities (4.8%)
	Alliant Energy Corp.	46,576	2,724
	Aqua America, Inc.	72,704	1,924
	Atmos Energy Corp.	41,685	2,425
	Black Hills Corp.	18,437	762
	Cleco Corp.	24,871	1,324
	Great Plains Energy, Inc.	63,464	1,715
	Hawaiian Electric Industries, Inc.	44,188	1,268
	IDACORP, Inc.	20,701	1,339
	MDU Resources Group, Inc.	80,213	1,380
	National Fuel Gas Co.	34,775	1,738
	OGE Energy Corp.	82,113	2,247
	ONE Gas, Inc.	21,443	972
	PNM Resources, Inc.	32,755	919
	Questar Corp.	72,265	1,403
*	Talen Energy Corp.	26,422	267
	UGI Corp.	71,048	2,474
	Vectren Corp.	33,992	1,428
	Westar Energy, Inc.	58,085	2,233
	WGL Holdings, Inc.	20,449	1,179

	Total		29,721

	Total Common Stocks
	(Cost: $470,008)		598,458

Index 400 Stock Portfolio

Short-Term Investments (1.6%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (1.6%)
Federal Home Loan Bank, 0.130%, 11/4/15	2,000,000	2,000
Federal Home Loan Bank, 0.180%, 11/20/15	5,000,000	4,999
Federal Home Loan Bank, 0.180%, 11/27/15	2,000,000	2,000
Federal Home Loan Bank, 0.210%, 11/12/15	1,000,000	1,000

Total		9,999

Total Short-Term Investments
(Cost: $9,997)		9,999

Total Investments (99.1%)
(Cost: $480,005)(a)		608,457

Other Assets, Less
Liabilities (0.9%)		5,420

Net Assets (100.0%)		613,877

Index 400 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $480,005 and the net unrealized appreciation of investments based on that cost was $128,452 which is comprised of $174,103 aggregate gross unrealized appreciation and $45,651 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at September 30, 2015, $15,363)	110	12/15	$(372)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

		Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$598,458	$-	$-
Short-Term Investments	-	9,999	-
Total Assets	$598,458	$9,999	$-
Liabilities:
Other Financial Instruments^
Futures	(372)	-	-
Total Liabilities	$(372)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Mid Cap Value Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.1%)
	Advance Auto Parts, Inc.	18,449	3,497
*	Bed Bath & Beyond, Inc.	34,293	1,955
	Carnival Corp.	41,229	2,049
	CST Brands, Inc.	88,187	2,968
	Honda Motor Co., Ltd., ADR	77,921	2,330
	Lowe’s Cos., Inc.	20,413	1,407
*	Markit, Ltd.	102,229	2,965
	Mattel, Inc.	170,713	3,595
	PulteGroup, Inc.	136,724	2,580
	Ralph Lauren Corp.	26,641	3,148
	Target Corp.	21,718	1,708
	Thor Industries, Inc.	42,200	2,186
*	Toll Brothers, Inc.	48,702	1,668

	Total		32,056

	Consumer Staples (8.8%)
	Campbell Soup Co.	32,640	1,654
	ConAgra Foods, Inc.	152,617	6,182
	General Mills, Inc.	53,583	3,008
	The J.M. Smucker Co.	41,644	4,751
	Kellogg Co.	69,159	4,603
	Mondelez International, Inc.	91,479	3,830
	Sysco Corp.	277,011	10,795

	Total		34,823

	Energy (9.5%)
	Anadarko Petroleum Corp.	35,061	2,117
*	Cameron International Corp.	106,284	6,517
	Cimarex Energy Co.	39,491	4,047
	Devon Energy Corp.	100,011	3,709
	EQT Corp.	73,137	4,737
*	FMC Technologies, Inc.	81,582	2,529
	Helmerich & Payne, Inc.	64,398	3,044
	Noble Energy, Inc.	178,643	5,392
	Occidental Petroleum Corp.	83,037	5,493

	Total		37,585

	Financials (26.3%)
	ACE, Ltd.	47,769	4,939
	Aflac, Inc.	32,560	1,893
	The Allstate Corp.	23,414	1,364
	Bank of Hawaii Corp.	42,254	2,683
	BB&T Corp.	77,403	2,756
	BOK Financial Corp.	35,204	2,278
	Boston Properties, Inc.	12,381	1,466
	Brown & Brown, Inc.	87,726	2,717
	Capitol Federal Financial, Inc.	225,901	2,738
	The Chubb Corp.	19,448	2,385
	Comerica, Inc.	52,826	2,171
	Commerce Bancshares, Inc.	97,350	4,435
	Corrections Corp. of America	128,270	3,789
	Cullen/Frost Bankers, Inc.	32,149	2,044

	Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Empire State Realty Trust, Inc.	91,875	1,565
	Franklin Resources, Inc.	70,254	2,618
	HCC Insurance Holdings, Inc.	12,801	992
	Host Hotels & Resorts, Inc.	112,611	1,780
	LPL Financial Holdings, Inc.	74,555	2,965
	M&T Bank Corp.	36,976	4,509
	MetLife, Inc.	39,395	1,857
	Northern Trust Corp.	158,511	10,804
	Piedmont Office Realty Trust, Inc. - Class A	235,899	4,220
	PNC Financial Services Group, Inc.	37,969	3,387
	ProAssurance Corp.	43,974	2,158
	Reinsurance Group of America, Inc.	45,164	4,091
	State Street Corp.	38,990	2,621
	SunTrust Banks, Inc.	67,761	2,591
	T. Rowe Price Group, Inc.	35,160	2,444
	Torchmark Corp.	30,479	1,719
	The Travelers Cos., Inc.	18,739	1,865
	Unum Group	110,665	3,550
	Westamerica Bancorporation	89,637	3,983
	Weyerhaeuser Co.	223,837	6,120

	Total		103,497

	Health Care (7.0%)
	Becton, Dickinson and Co.	16,384	2,174
*	Boston Scientific Corp.	246,980	4,053
	Cardinal Health, Inc.	15,178	1,166
*	Express Scripts Holding Co.	13,988	1,133
*	LifePoint Health, Inc.	100,880	7,152
	Quest Diagnostics, Inc.	76,802	4,721
	Zimmer Biomet Holdings, Inc.	77,303	7,261

	Total		27,660

	Industrials (10.7%)
	The ADT Corp.	121,929	3,646
*	Clean Harbors, Inc.	67,495	2,968
	Emerson Electric Co.	128,401	5,671
	Heartland Express, Inc.	198,831	3,965
	L-3 Communications Holdings, Inc.	21,374	2,234
	Oshkosh Corp.	53,711	1,951
	Parker Hannifin Corp.	16,318	1,588
	Pentair PLC	27,725	1,415
	Republic Services, Inc.	284,964	11,741
	Textron, Inc.	58,880	2,216
	Tyco Interntional PLC	143,137	4,789

	Total		42,184

	Information Technology (9.3%)
	Applied Materials, Inc.	334,006	4,907
	Harris Corp.	18,678	1,366

Mid Cap Value Portfolio

	Common Stocks (94.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Keysight Technologies, Inc.	135,331	4,174
	Lam Research Corp.	66,470	4,342
	Maxim Integrated Products, Inc.	103,956	3,472
	Microchip Technology, Inc.	90,211	3,887
	SanDisk Corp.	74,462	4,045
	TE Connectivity, Ltd.	61,914	3,708
	Teradyne, Inc.	180,433	3,250
	Western Digital Corp.	44,523	3,537

	Total		36,688

	Materials (2.8%)
	Bemis Co., Inc.	46,204	1,828
	The Mosaic Co.	86,611	2,695
	Nucor Corp.	91,056	3,419
	Sonoco Products Co.	84,667	3,195

	Total		11,137

	Telecommunication Services (1.6%)
	CenturyLink, Inc.	178,424	4,482
*	Level 3 Communications, Inc.	36,486	1,594

	Total		6,076

	Utilities (10.4%)
	Ameren Corp.	50,658	2,141
	Atmos Energy Corp.	65,177	3,792
	Consolidated Edison, Inc.	40,792	2,727
	Edison International	96,149	6,064
	Great Plains Energy, Inc.	134,124	3,624
	The Laclede Group, Inc.	92,071	5,021
	NorthWestern Corp.	38,533	2,074
	OGE Energy Corp.	56,598	1,548
	PG&E Corp.	67,664	3,573
	Westar Energy, Inc.	138,309	5,317
	Xcel Energy, Inc.	146,596	5,191

	Total		41,072

	Total Common Stocks
	(Cost: $381,609)		372,778

Foreign Common Stocks (3.6%)	Country

Consumer Staples (0.3%)
Danone SA	France	16,367	1,032

Total			1,032

Energy (2.0%)
Imperial Oil, Ltd.	Canada	255,899	8,107

Total			8,107

Industrials (1.3%)
Royal Philips Electronics NV	Netherlands	213,937	5,031

Total			5,031

Total Foreign Common Stocks
(Cost: $17,501)			14,170

Short-Term Investments (2.1%)	Shares/ $ Par	Value $ (000’s)

Commercial Paper (2.1%)
Credit Agricole Cib, 0.000%, 10/1/15	8,136,000	8,136

Total Short-Term Investments
(Cost: $8,136)		8,136

Total Investments (100.2%)
(Cost: $407,246)(a)		395,084

Other Assets, Less
Liabilities (-0.2%)		(872)

Net Assets (100.0%)		394,212

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $407,246 and the net unrealized depreciation of investments based on that cost was $12,162 which is comprised of $21,745 aggregate gross unrealized appreciation and $33,907 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on September 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	8,965	10/15	$-	$(7)	$(7)
Buy	HSBC Bank USA NA	EUR	118	10/15	-	-	— (m)
Sell	HSBC Bank USA NA	EUR	4,652	10/15	-	(9)	(9)
Sell	HSBC Bank USA NA	JPY	167,263	10/15	-	(11)	(11)

					$-	$(27)	$(27)

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$372,778	$-	$-
Foreign Common Stocks	14,170	-	-
Short-Term Investments	-	8,136	-
Other Financial Instruments^
Forward Currency Contracts	-	-	-
Total Assets	$386,948	$8,136	$-
Liabilities:
Other Financial Instruments^
Forward Currency Contracts	-	(27)	-
Total Liabilities	$-	$(27)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Growth Stock Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.6%)
	Arctic Cat, Inc.	85,650	1,900
	Bloomin’ Brands, Inc.	280,097	5,092
	Brinker International, Inc.	73,494	3,871
*	Buffalo Wild Wings, Inc.	18,200	3,520
*	Burlington Stores, Inc.	108,485	5,537
	Core-Mark Holding Co., Inc.	70,816	4,635
*	Del Frisco’s Restaurant Group, Inc.	189,200	2,628
	DSW, Inc. - Class A	151,840	3,843
*	Five Below, Inc.	129,310	4,342
*	G-III Apparel Group, Ltd.	76,063	4,690
	HSN, Inc.	79,850	4,571
*	Kate Spade & Co.	212,643	4,064
*	La Quinta Holdings, Inc.	256,116	4,042
	Marriott Vacations Worldwide Corp.	55,650	3,792
	Oxford Industries, Inc.	45,131	3,334
*	Party City Holdco, Inc.	127,958	2,044
*	Steven Madden, Ltd.	137,540	5,037
*	Taylor Morrison Home Corp. - Class A	112,350	2,096
*	Tenneco, Inc.	93,100	4,168
*	Vince Holding Corp.	202,301	694
*	Vista Outdoor, Inc.	65,722	2,920
*	Wingstop, Inc.	85,339	2,046

	Total		78,866

	Consumer Staples (4.8%)
	Casey’s General Stores, Inc.	60,070	6,182
*	Natural Grocers by Vitamin Cottage, Inc.	156,234	3,545
*	Post Holdings, Inc.	64,800	3,830
	PriceSmart, Inc.	52,063	4,027
*	TreeHouse Foods, Inc.	69,895	5,437

	Total		23,021

	Energy (1.3%)
*	Forum Energy Technologies, Inc.	82,619	1,009
*	Hornbeck Offshore Services, Inc.	134,990	1,826
*	RSP Permian, Inc.	169,387	3,430

	Total		6,265

	Financials (8.8%)
	AMERISAFE, Inc.	91,310	4,541
	CoreSite Realty Corp.	71,050	3,655
	EverBank Financial Corp.	191,680	3,699
	Evercore Partners, Inc.	63,230	3,177
*	FCB Financial Holdings, Inc. - Class A	47,353	1,545
	First Merchants Corp.	156,290	4,098
	Flushing Financial Corp.	82,500	1,652
	Great Western Bancorp, Inc.	86,900	2,205

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HFF, Inc. - Class A	85,710	2,893
	James River Group Holdings, Ltd.	98,320	2,644
	MarketAxess Holdings, Inc.	28,843	2,679
*	MGIC Investment Corp.	291,500	2,699
	Sandy Spring Bancorp, Inc.	62,500	1,636
	Sunstone Hotel Investors, Inc.	215,892	2,856
	Wintrust Financial Corp.	37,060	1,980

	Total		41,959

	Health Care (25.0%)
*	Acadia Healthcare Co., Inc.	46,670	3,093
*	Achillion Pharmaceuticals, Inc.	251,160	1,736
*	Acorda Therapeutics, Inc.	65,370	1,733
*	Aerie Pharmaceuticals, Inc.	111,720	1,982
*	Agios Pharmaceuticals, Inc.	27,997	1,976
*	Amicus Therapeutics, Inc.	179,400	2,510
*	Anacor Pharmaceuticals, Inc.	52,929	6,230
*	Anika Therapeutics, Inc.	78,880	2,511
*	Aratana Therapeutics, Inc.	193,000	1,633
	Atrion Corp.	9,354	3,507
*	BioCryst Pharmaceuticals, Inc.	219,853	2,506
*	BioDelivery Sciences International, Inc.	319,080	1,774
*	Cepheid, Inc.	83,182	3,760
*	Cyberonics, Inc.	45,740	2,780
*	Cynosure, Inc. - Class A	80,060	2,405
*	DexCom, Inc.	42,141	3,618
*	Five Prime Therapeutics, Inc.	102,063	1,571
*	Flexion Therapeutics, Inc.	98,350	1,461
*	Globus Medical, Inc. - Class A	209,500	4,328
*	GlycoMimetics, Inc.	101,985	571
	HealthSouth Corp.	137,470	5,275
*	HeartWare International, Inc.	25,500	1,334
*	ICU Medical, Inc.	43,320	4,744
*	Intersect ENT, Inc.	107,942	2,526
*	Ironwood Pharmaceuticals, Inc.	25,900	270
*	The Medicines Co.	103,100	3,914
*	Novavax, Inc.	324,333	2,293
*	Omnicell, Inc.	113,080	3,517
*	Ophthotech Corp.	54,720	2,217
*	Otonomy, Inc.	102,134	1,819
*	PAREXEL International Corp.	73,660	4,561
*	Portola Pharmaceuticals, Inc.	90,800	3,870
*	PTC Therapeutics, Inc.	51,010	1,362
*	Puma Biotechnology, Inc.	18,162	1,369
*	Relypsa, Inc.	125,199	2,317
*	Team Health Holdings, Inc.	84,260	4,553
*	Teladoc, Inc.	28,490	635

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Tesaro, Inc.	68,400	2,743
	U.S. Physical Therapy, Inc.	78,690	3,532
*	Ultragenyx Pharmaceutical, Inc.	32,639	3,143
*	Vascular Solutions, Inc.	121,374	3,934
*	WellCare Health Plans, Inc.	47,120	4,061
*	XenoPort, Inc.	226,790	787
*	Zafgen, Inc.	79,670	2,545

	Total		119,006

	Industrials (12.3%)
	AAON, Inc.	130,483	2,529
	Altra Holdings, Inc.	110,288	2,550
*	Astronics Corp.	65,797	2,660
	AZZ, Inc.	65,333	3,181
	Celadon Group, Inc.	115,698	1,854
	Deluxe Corp.	60,570	3,376
*	Esterline Technologies Corp.	35,600	2,559
	Exponent, Inc.	108,106	4,817
*	Generac Holdings, Inc.	118,024	3,551
*	GP Strategies Corp.	93,360	2,130
	HEICO Corp. - Class A	84,900	3,855
	Lennox International, Inc.	43,390	4,917
	Marten Transport, Ltd.	86,860	1,405
*	Moog, Inc. - Class A	44,750	2,420
*	On Assignment, Inc.	101,605	3,749
*	Swift Transportation Co.	175,573	2,637
*	Teledyne Technologies, Inc.	39,100	3,531
	The Toro Co.	57,679	4,069
*	WageWorks, Inc.	53,840	2,427

	Total		58,217

	Information Technology (24.8%)
*	Aspen Technology, Inc.	101,569	3,850
*	CACI International, Inc. - Class A	30,640	2,266
*	Cardtronics, Inc.	125,137	4,092
	Cass Information Systems, Inc.	67,730	3,328
	CDW Corp.	73,477	3,002
*	Ciena Corp.	112,080	2,322
	Cognex Corp.	40,336	1,386
*	comScore, Inc.	84,765	3,912
*	Demandware, Inc.	33,450	1,729
*	Ellie Mae, Inc.	29,109	1,938
*	Envestnet, Inc.	74,375	2,229
*	EPAM Systems, Inc.	47,740	3,558
*	ePlus, Inc.	33,774	2,671
*	Everyday Health, Inc.	196,058	1,792
*	Exlservice Holdings, Inc.	107,586	3,973
	Fair Isaac Corp.	61,086	5,162
	FEI Co.	38,665	2,824
*	Five9, Inc.	332,099	1,229
*	Fleetmatics Group PLC	83,691	4,108

Small Cap Growth Stock Portfolio

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Heartland Payment Systems, Inc.	96,190	6,061
*	HubSpot, Inc.	73,478	3,407
*	Integrated Device Technology, Inc.	109,900	2,231
	j2 Global, Inc.	64,040	4,537
*	Manhattan Associates, Inc.	68,163	4,247
*	Marketo, Inc.	59,586	1,693
	MAXIMUS, Inc.	72,472	4,316
	MKS Instruments, Inc.	93,666	3,141
*	Model N, Inc.	170,400	1,706
*	NetScout Systems, Inc.	125,260	4,430
*	PTC, Inc.	45,630	1,448
*	Q2 Holdings, Inc.	55,005	1,360
*	Qualys, Inc.	52,835	1,504
*	Rogers Corp.	48,500	2,579
*	Sonus Networks, Inc.	66,044	378
*	SunEdison Semiconductor, Ltd.	85,970	906

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	SunPower Corp.	110,985	2,224
*	Tyler Technologies, Inc.	49,314	7,363
*	Verint Systems, Inc.	73,626	3,177
*	WebMD Health Corp.	75,675	3,015
*	WEX, Inc.	30,690	2,665

	Total		117,759

	Materials (4.4%)
*	Boise Cascade Co.	112,741	2,844
	Graphic Packaging Holding Co.	336,290	4,301
*	Headwaters, Inc.	252,445	4,746
*	Omnova Solutions, Inc.	325,820	1,805
	PolyOne Corp.	129,170	3,790
	Silgan Holdings, Inc.	66,320	3,451

	Total		20,937

	Common Stocks (98.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.4%)
*	Vonage Holdings Corp.	292,300	1,719

	Total		1,719

	Total Common Stocks
	(Cost: $444,351)		467,749

	Investment Companies (0.8%)

	Investment Companies (0.8%)
	iShares Russell 2000 Growth Index Fund	27,210	3,645

	Total Investment Companies
	(Cost: $3,911)		3,645

	Total Investments (99.2%)
	(Cost: $448,262)(a)		471,394

	Other Assets, Less
	Liabilities (0.8%)		3,926

	Net Assets (100.0%)		475,320

Small Cap Growth Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $448,262 and the net unrealized appreciation of investments based on that cost was $23,132 which is comprised of $76,791 aggregate gross unrealized appreciation and $53,659 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$467,749	$-	$-
Investment Companies	3,645	-	-
Total	$471,394	$-	$-

Index 600 Stock Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.0%)
*	American Public Education, Inc.	2,442	57
	Arctic Cat, Inc.	1,913	42
*	Barnes & Noble Education, Inc.	5,747	73
	Barnes & Noble, Inc.	9,093	110
	Big 5 Sporting Goods Corp.	2,746	28
*	Biglari Holdings, Inc.	155	57
*	BJ’s Restaurants, Inc.	3,093	133
*	Blue Nile, Inc.	1,696	57
	Bob Evans Farms, Inc.	3,296	143
*	Boyd Gaming Corp.	11,768	192
	The Buckle, Inc.	4,147	153
	Caleres, Inc.	6,444	197
	Callaway Golf Co.	11,578	97
	Capella Education Co.	1,618	80
*	Career Education Corp.	10,010	38
	The Cato Corp. - Class A	3,877	132
	The Children’s Place Retail Stores, Inc.	2,993	173
	Core-Mark Holding Co., Inc.	3,421	224
*	Crocs, Inc.	11,003	142
	DineEquity, Inc.	2,502	229
*	Dorman Products, Inc.	4,565	232
	Drew Industries, Inc.	3,557	194
*	The E.W. Scripps Co. - Class A	7,884	139
	Ethan Allen Interiors, Inc.	3,850	102
*	Express, Inc.	10,858	194
	The Finish Line, Inc. - Class A	6,611	128
*	Francesca’s Holdings Corp.	6,235	76
	Fred’s, Inc. - Class A	5,146	61
*	FTD Companies, Inc.	2,703	81
	Gannett Co., Inc.	16,948	250
*	Genesco, Inc.	3,542	202
*	Gentherm, Inc.	5,312	239
*	G-III Apparel Group, Ltd.	5,863	361
	Group 1 Automotive, Inc.	3,375	287
	Harte-Hanks, Inc.	6,997	25
	Haverty Furniture Cos., Inc.	3,037	71
*	Helen of Troy, Ltd.	4,216	376
*	Hibbett Sports, Inc.	3,627	127
*	Iconix Brand Group, Inc.	7,110	96
	Interval Leisure Group, Inc.	5,758	106
*	iRobot Corp.	4,400	128
	Kirkland’s, Inc.	2,319	50
	La-Z-Boy, Inc.	7,449	198
	Lithia Motors, Inc. - Class A	3,497	378
*	Lumber Liquidators Holdings, Inc.	3,990	52
*	M/I Homes, Inc.	3,617	85
	The Marcus Corp.	2,781	54

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	MarineMax, Inc.	3,765	53
	Marriott Vacations Worldwide Corp.	4,035	275
	The Men’s Wearhouse, Inc.	7,119	303
*	Meritage Homes Corp.	5,434	198
*	Monarch Casino & Resort, Inc.	1,576	28
	Monro Muffler Brake, Inc.	4,707	318
	Movado Group, Inc.	2,439	63
	Nutrisystem, Inc.	4,281	113
	Outerwall, Inc.	2,671	152
	Oxford Industries, Inc.	2,150	159
	Papa John’s International, Inc.	4,302	295
*	The Pep Boys - Manny, Moe & Jack	7,936	97
*	Perry Ellis International, Inc.	1,725	38
	PetMed Express, Inc.	2,995	48
*	Pinnacle Entertainment, Inc.	8,944	303
	Pool Corp.	6,325	457
*	Popeyes Louisiana Kitchen, Inc.	3,374	190
*	Red Robin Gourmet Burgers, Inc.	2,088	158
*	Regis Corp.	6,246	82
*	Ruby Tuesday, Inc.	9,128	57
	Ruth’s Hospitality Group, Inc.	5,188	84
	The Ryland Group, Inc.	6,903	282
	Scholastic Corp.	3,805	148
*	Scientific Games Corp. - Class A	7,358	77
*	Select Comfort Corp.	7,575	166
*	Sizmek, Inc.	2,917	17
	Sonic Automotive, Inc. - Class A	4,846	99
	Sonic Corp.	7,649	176
	Stage Stores, Inc.	4,707	46
	Standard Motor Products, Inc.	2,925	102
*	Standard Pacific Corp.	21,575	173
	Stein Mart, Inc.	4,308	42
*	Steven Madden, Ltd.	8,375	307
*	Strayer Education, Inc.	1,625	89
	Sturm, Ruger & Co., Inc.	2,755	162
	Superior Industries International, Inc.	3,447	64
	Texas Roadhouse, Inc.	9,291	346
*	TopBuild Corp.	5,637	175
*	Tuesday Morning Corp.	6,491	35
*	Unifi, Inc.	2,207	66
*	Universal Electronics, Inc.	2,237	94
	Universal Technical Institute, Inc.	3,094	11

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Vitamin Shoppe, Inc.	4,342	142
*	VOXX International Corp.	2,941	22
	Winnebago Industries, Inc.	3,968	76
	Wolverine World Wide, Inc.	15,190	329
*	Zumiez, Inc.	3,227	50

	Total		13,416

	Consumer Staples (2.5%)
	The Andersons, Inc.	3,878	132
	B&G Foods, Inc.	8,542	311
	Calavo Growers, Inc.	2,177	97
	Cal-Maine Foods, Inc.	4,571	250
*	Central Garden & Pet Co.	1,456	22
*	Central Garden & Pet Co. - Class A	4,813	78
*	Darling Ingredients, Inc.	24,339	274
*	Diamond Foods, Inc.	3,895	120
	Inter Parfums, Inc.	2,512	62
	J & J Snack Foods Corp.	2,176	247
*	Medifast, Inc.	1,399	38
	Sanderson Farms, Inc.	2,906	199
*	Seneca Foods Corp. - Class A	891	23
	Snyder’s-Lance, Inc.	7,705	260
	SpartanNash Co.	5,527	143
	Universal Corp.	3,340	166
	WD-40 Co.	1,985	177

	Total		2,599

	Energy (2.2%)
*	Approach Resources, Inc.	5,438	10
*	Basic Energy Services, Inc.	5,778	19
*	Bill Barrett Corp.	7,359	24
*	Bonanza Creek Energy, Inc.	6,010	24
	Bristow Group, Inc.	5,145	135
	CARBO Ceramics, Inc.	2,883	55
*	Carrizo Oil & Gas, Inc.	7,120	217
*	Cloud Peak Energy, Inc.	8,992	24
*	Contango Oil & Gas Co.	2,575	19
*	ERA Group, Inc.	2,850	43
	Exterran Holdings, Inc.	10,231	184
*	Geospace Technologies Corp.	1,937	27
	Green Plains, Inc.	5,275	103
	Gulf Island Fabrication, Inc.	1,971	21
	GulfMark Offshore, Inc. - Class A	3,785	23
*	Hornbeck Offshore Services, Inc.	4,699	64
*	ION Geophysical Corp.	18,929	7
*	Matrix Service Co.	3,936	88
*	Newpark Resources, Inc.	12,397	63
*	Northern Oil and Gas, Inc.	7,533	33
*	PDC Energy, Inc.	5,908	313

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Penn Virginia Corp.	10,560	6
*	Pioneer Energy Services Corp.	9,502	20
*	REX American Resources Corp.	855	43
*	Rex Energy Corp.	7,047	15
*	SEACOR Holdings, Inc.	2,427	145
*	Stone Energy Corp.	8,434	42
*	Synergy Resources Corp.	14,080	138
	Tesco Corp.	5,746	41
*	TETRA Technologies, Inc.	11,814	70
	Tidewater, Inc.	6,920	91
*	Unit Corp.	7,427	84
	US Silica Holdings, Inc.	7,866	111

	Total		2,302

	Financials (21.9%)
	Acadia Realty Trust	10,140	305
	Agree Realty Corp.	2,543	76
	American Assets Trust, Inc.	5,756	235
	American Equity Investment Life Holding Co.	11,986	279
	AMERISAFE, Inc.	2,801	139
	Astoria Financial Corp.	13,365	215
	Bank Mutual Corp.	6,293	48
	Banner Corp.	2,810	134
	BBCN Bancorp, Inc.	11,720	176
*	BofI Holding, Inc.	2,097	270
	Boston Private Financial Holdings, Inc.	12,313	144
	Brookline Bancorp, Inc.	10,331	105
	Calamos Asset Management, Inc.	2,541	24
	Capstead Mortgage Corp.	14,118	140
	Cardinal Financial Corp.	4,745	109
	CareTrust REIT, Inc.	7,092	81
	Cash America International, Inc.	3,917	110
	Cedar Realty Trust, Inc.	11,021	68
	Central Pacific Financial Corp.	4,616	97
	Chesapeake Lodging Trust	8,790	229
	City Holding Co.	2,257	111
	Columbia Banking System, Inc.	8,506	265
	Community Bank System, Inc.	6,036	224
	CoreSite Realty Corp.	3,909	201
	Cousins Properties, Inc.	30,327	280
	CVB Financial Corp.	14,570	243
	DiamondRock Hospitality Co.	29,574	327
	Dime Community Bancshares	4,493	76
	EastGroup Properties, Inc.	4,722	256
	Education Realty Trust, Inc.	7,126	235
*	eHealth, Inc.	2,451	31
	Employers Holdings, Inc.	4,720	105
*	Encore Capital Group, Inc.	3,458	128

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Enova International, Inc.	3,938	40
	EPR Properties	8,515	439
	Evercore Partners, Inc.	5,079	255
*	EZCORP, Inc. - Class A	7,636	47
	F.N.B. Corp.	25,825	334
	Financial Engines, Inc.	7,626	225
*	First BanCorp/Puerto Rico	17,082	61
*	First Cash Financial Services, Inc.	4,125	165
	First Commonwealth Financial Corp.	13,106	119
	First Financial Bancorp.	9,092	173
	First Financial Bankshares, Inc.	9,455	300
	First Midwest Bancorp, Inc.	11,487	202
*	First NBC Bank Holdings, Co.	2,326	82
*	Forestar Group, Inc.	4,952	65
	Franklin Street Properties Corp.	13,137	141
	The GEO Group, Inc.	11,000	327
	Getty Realty Corp.	3,841	61
	Glacier Bancorp, Inc.	11,128	294
	Government Properties Income Trust	10,473	168
*	Green Dot Corp. - Class A	6,905	122
	Greenhill & Co., Inc.	4,017	114
	Hanmi Financial Corp.	4,711	119
	HCI Group, Inc.	1,331	52
	Healthcare Realty Trust, Inc.	14,794	368
	HFF, Inc. - Class A	5,073	171
	Home BancShares, Inc.	8,687	352
	Horace Mann Educators Corp.	6,065	201
	Independent Bank Corp./Rockland MA	3,861	178
	Infinity Property & Casualty Corp.	1,677	135
	Inland Real Estate Corp.	13,330	108
	Interactive Brokers Group, Inc. - Class A	8,457	334
	Investment Technology Group, Inc.	5,004	67
	Kite Realty Group Trust	12,277	292
	LegacyTexas Financial Group, Inc.	6,454	197
*	LendingTree, Inc.	985	92
	Lexington Realty Trust	31,336	254
	LTC Properties, Inc.	5,240	224
	MarketAxess Holdings, Inc.	5,495	510
	MB Financial, Inc.	10,303	336
	Medical Properties Trust, Inc.	34,462	381
	National Penn Bancshares, Inc.	20,656	243
*	The Navigators Group, Inc.	1,612	126
	NBT Bancorp, Inc.	6,442	174
	Northfield Bancorp, Inc.	6,744	103
	Northwest Bancshares, Inc.	14,979	195

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	OFG Bancorp	6,463	56
	Old National Bancorp	16,973	236
	Oritani Financial Corp.	5,511	86
	Parkway Properties, Inc.	11,998	187
	Pennsylvania Real Estate Investment Trust	10,190	202
	Pinnacle Financial Partners, Inc.	4,978	246
*	Piper Jaffray Cos., Inc.	2,225	80
	Post Properties, Inc.	8,044	469
*	PRA Group, Inc.	7,121	377
	PrivateBancorp, Inc.	11,608	445
	ProAssurance Corp.	7,907	388
	Provident Financial Services, Inc.	8,658	169
	PS Business Parks, Inc.	2,861	227
	Retail Opportunity Investments Corp.	14,551	241
	RLI Corp.	5,541	297
	S&T Bancorp, Inc.	5,129	167
	Sabra Health Care REIT, Inc.	9,596	222
	Safety Insurance Group, Inc.	2,068	112
	Saul Centers, Inc.	1,687	87
	Selective Insurance Group, Inc.	8,414	261
	Simmons First National Corp. - Class A	4,145	199
	Southside Bancshares, Inc.	3,474	96
	Sterling Bancorp/DE	17,583	261
	Stewart Information Services Corp.	3,276	134
	Summit Hotel Properties, Inc.	12,758	149
	Talmer Bancorp, Inc. - Class A	9,246	154
*	Texas Capital Bancshares, Inc.	6,750	354
	Tompkins Financial Corp.	1,805	96
	TrustCo Bank Corp. NY	14,018	82
	UMB Financial Corp.	6,175	314
	United Bankshares, Inc.	9,528	362
	United Community Banks, Inc.	8,555	175
	United Fire Group, Inc.	3,101	109
	United Insurance Holdings Corp.	2,633	35
	Universal Health Realty Income Trust	1,804	85
	Universal Insurance Holdings, Inc.	4,789	141
	Urstadt Biddle Properties, Inc. - Class A	3,912	73
	Virtus Investment Partners, Inc.	1,013	102
*	Walker & Dunlop, Inc.	3,954	103
	Westamerica Bancorporation	3,764	167
	Wilshire Bancorp, Inc.	10,412	109

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Wintrust Financial Corp.	7,106	380
*	World Acceptance Corp.	1,256	34

	Total		22,681

	Health Care (11.7%)
	Abaxis, Inc.	3,146	138
*	ABIOMED, Inc.	5,700	529
	Aceto Corp.	4,290	118
*	Acorda Therapeutics, Inc.	6,312	167
*	Affymetrix, Inc.	11,760	100
*	Air Methods Corp.	5,268	180
*	Albany Molecular Research, Inc.	3,970	69
*	Almost Family, Inc.	1,215	49
*	Amedisys, Inc.	4,166	158
*	AMN Healthcare Services, Inc.	7,020	211
*	AmSurg Corp.	7,137	555
	Analogic Corp.	1,833	150
*	AngioDynamics, Inc.	3,879	51
*	ANI Pharmaceuticals, Inc.	1,113	44
*	Anika Therapeutics, Inc.	2,156	69
*	Cambrex Corp.	4,622	183
	Cantel Medical Corp.	5,264	298
	Chemed Corp.	2,493	333
	Computer Programs and Systems, Inc.	1,549	65
	CONMED Corp.	3,795	181
*	CorVel Corp.	1,527	49
*	Cross Country Healthcare, Inc.	4,750	65
	CryoLife, Inc.	3,722	36
*	Cyberonics, Inc.	3,830	233
*	Cynosure, Inc. - Class A	3,345	100
*	DepoMed, Inc.	8,886	167
*	Emergent Biosolutions, Inc.	4,459	127
*	Enanta Pharmaceuticals, Inc.	1,930	70
	Ensign Group, Inc.	3,502	149
*	ExamWorks Group, Inc.	5,815	170
*	Greatbatch, Inc.	3,765	212
*	Haemonetics Corp.	7,497	242
*	Hanger, Inc.	5,207	71
*	HealthEquity, Inc.	5,098	151
*	HealthStream, Inc.	3,589	78
*	Healthways, Inc.	4,593	51
*	HMS Holdings Corp.	13,046	114
*	ICU Medical, Inc.	2,099	230
*	Impax Laboratories, Inc.	10,013	353
*	Inogen, Inc.	2,081	101
*	Integra LifeSciences Holdings	4,190	250
	Invacare Corp.	4,400	64
*	IPC Healthcare, Inc.	2,566	199
	Kindred Healthcare, Inc.	12,357	195
	Landauer, Inc.	1,411	52
*	Lannett Co., Inc.	4,084	170
*	LHC Group, Inc.	1,905	85
*	Ligand Pharmaceuticals, Inc. - Class B	2,662	228

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Luminex Corp.	5,644	95
*	Magellan Health, Inc.	3,980	221
*	Masimo Corp.	6,761	261
*	MedAssets, Inc.	8,840	177
*	The Medicines Co.	9,837	373
*	Medidata Solutions, Inc.	8,147	343
	Meridian Bioscience, Inc.	6,146	105
*	Merit Medical Systems, Inc.	6,507	156
*	MiMedx Group, Inc.	14,601	141
*	Momenta Pharmaceuticals, Inc.	9,226	151
*	Natus Medical, Inc.	4,874	192
*	Nektar Therapeutics	19,502	214
*	Neogen Corp.	5,490	247
*	NuVasive, Inc.	7,210	348
*	Omnicell, Inc.	5,290	165
*	PharMerica Corp.	4,483	128
*	Prestige Brands Holdings, Inc.	7,768	351
*	The Providence Service Corp.	1,939	85
	Quality Systems, Inc.	6,487	81
*	Repligen Corp.	4,849	135
*	Sagent Pharmaceuticals, Inc.	3,516	54
	Select Medical Holdings Corp.	15,485	167
*	Spectrum Pharmaceuticals, Inc.	8,727	52
*	Supernus Pharmaceuticals, Inc.	4,996	70
*	SurModics, Inc.	1,905	42
*	Vascular Solutions, Inc.	2,552	83

	Total		12,097

	Industrials (14.5%)
	AAON, Inc.	5,992	116
	AAR Corp.	4,898	93
	ABM Industries, Inc.	8,276	226
	Actuant Corp. - Class A	8,763	161
*	Aegion Corp.	5,339	88
*	Aerojet Rocketdyne Holdings, Inc.	9,296	150
*	Aerovironment, Inc.	3,052	61
	Albany International Corp. - Class A	4,243	121
	Allegiant Travel Co.	1,951	422
	American Science and Engineering, Inc.	1,053	37
*	American Woodmark Corp.	2,012	131
	Apogee Enterprises, Inc.	4,307	192
	Applied Industrial Technologies, Inc.	5,846	223
	ArcBest Corp.	3,593	93
	Astec Industries, Inc.	2,777	93
*	Atlas Air Worldwide Holdings, Inc.	3,691	128
	AZZ, Inc.	3,797	185
	Barnes Group, Inc.	7,574	273

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Brady Corp. - Class A	7,039	138
	Briggs & Stratton Corp.	6,480	125
	The Brink’s Co.	7,197	194
	CDI Corp.	2,147	18
	Celadon Group, Inc.	4,004	64
*	Chart Industries, Inc.	4,500	86
	CIRCOR International, Inc.	2,427	97
	Comfort Systems USA, Inc.	5,532	151
	Cubic Corp.	3,208	135
	Curtiss-Wright Corp.	6,913	432
*	DXP Enterprises, Inc.	1,847	50
*	Dycom Industries, Inc.	5,021	363
*	Echo Global Logistics, Inc.	3,780	74
	EMCOR Group, Inc.	9,251	409
	Encore Wire Corp.	3,057	100
	EnerSys	6,833	366
	Engility Holdings, Inc.	2,549	66
	EnPro Industries, Inc.	3,235	127
	ESCO Technologies, Inc.	3,845	138
	Essendant, Inc.	5,599	182
	Exponent, Inc.	3,819	170
	Federal Signal Corp.	9,208	126
	Forward Air Corp.	4,573	190
	Franklin Electric Co., Inc.	5,821	159
	G & K Services, Inc. - Class A	2,941	196
	General Cable Corp.	7,207	86
*	Gibraltar Industries, Inc.	4,336	80
	Griffon Corp.	5,800	91
	Harsco Corp.	11,800	107
*	Hawaiian Holdings, Inc.	7,194	178
	Healthcare Services Group, Inc.	10,593	357
	Heartland Express, Inc.	9,191	183
	Heidrick & Struggles International, Inc.	2,545	49
	Hillenbrand, Inc.	9,273	241
*	Hub Group, Inc. - Class A	5,299	193
	Insperity, Inc.	2,774	122
	Interface, Inc.	9,702	218
	John Bean Technologies Corp.	4,302	165
	Kaman Corp.	4,005	144
	Kelly Services, Inc. - Class A	4,359	62
	Knight Transportation, Inc.	9,106	219
	Korn/Ferry International	7,598	251
	Lindsay Corp.	1,686	114
*	Lydall, Inc.	2,506	71
	Marten Transport, Ltd.	3,517	57
	Matson, Inc.	6,413	247
	Matthews International Corp. - Class A	4,856	238
	Mobile Mini, Inc.	6,689	206
*	Moog, Inc. - Class A	4,994	270
	Mueller Industries, Inc.	8,396	248
*	MYR Group, Inc.	3,100	81
	National Presto Industries, Inc.	715	60
*	Navigant Consulting, Inc.	7,056	112

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	On Assignment, Inc.	6,980	258
*	Orion Marine Group, Inc.	4,014	24
*	PGT, Inc.	7,158	88
	Powell Industries, Inc.	1,330	40
	Quanex Building Products Corp.	4,990	91
*	Republic Airways Holdings, Inc.	7,499	43
	Resources Connection, Inc.	5,509	83
*	Roadrunner Transportation Systems, Inc.	4,454	82
*	Saia, Inc.	3,677	114
	Simpson Manufacturing Co., Inc.	6,151	206
	SkyWest, Inc.	7,455	124
	SPX Corp.	6,547	78
*	SPX Flow, Inc.	6,547	225
	Standex International Corp.	1,882	142
*	TASER International, Inc.	7,938	175
	Tennant Co.	2,689	151
	Tetra Tech, Inc.	8,870	216
	Titan International, Inc.	6,421	42
*	TrueBlue, Inc.	6,182	139
	UniFirst Corp.	2,246	240
	Universal Forest Products, Inc.	2,966	171
	US Ecology, Inc.	3,198	140
*	UTI Worldwide, Inc.	13,587	62
*	Veritiv Corp.	1,202	45
	Viad Corp.	2,958	86
*	Vicor Corp.	2,428	25
*	WageWorks, Inc.	5,282	238
	Watts Water Technologies, Inc. - Class A	4,159	220

	Total		14,947

	Information Technology (14.1%)
	ADTRAN, Inc.	7,356	107
*	Advanced Energy Industries, Inc.	6,043	159
*	Agilysys, Inc.	2,229	25
*	Anixter International, Inc.	4,177	241
	Badger Meter, Inc.	2,138	124
	Bel Fuse, Inc. - Class B	1,304	25
*	Benchmark Electronics, Inc.	7,534	164
	Black Box Corp.	2,265	33
	Blackbaud, Inc.	6,906	388
*	Blucora, Inc.	6,035	83
*	Bottomline Technologies, Inc.	5,737	144
	Brooks Automation, Inc.	9,943	116
*	Cabot Microelectronics Corp.	3,600	140
*	CACI International, Inc. - Class A	3,564	264
*	CalAmp Corp.	5,343	86
*	Cardtronics, Inc.	6,612	216
*	CEVA, Inc.	3,027	56
	Checkpoint Systems, Inc.	6,211	45

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	CIBER, Inc.	10,490	33
*	Cirrus Logic, Inc.	9,355	295
*	Coherent, Inc.	3,659	200
	Cohu, Inc.	3,654	36
*	comScore, Inc.	4,788	221
	Comtech Telecommunications Corp.	2,375	49
*	Constant Contact, Inc.	4,738	115
	CSG Systems International, Inc.	4,817	148
	CTS Corp.	4,837	90
	Daktronics, Inc.	5,675	49
*	DHI Group, Inc.	6,395	47
*	Digi International, Inc.	3,681	43
*	Diodes, Inc.	5,728	122
*	DSP Group, Inc.	3,262	30
*	DTS, Inc.	2,541	68
	Ebix, Inc.	3,960	99
	Electro Scientific Industries, Inc.	4,053	19
*	Electronics for Imaging, Inc.	6,970	302
	EPIQ Systems, Inc.	4,732	61
*	ePlus, Inc.	859	68
*	Exar Corp.	7,088	42
*	Exlservice Holdings, Inc.	4,885	180
*	Fabrinet	4,438	81
*	FARO Technologies, Inc.	2,562	90
	Forrester Research, Inc.	1,478	47
*	Gerber Scientific, Inc.	2,359	-
*	Harmonic, Inc.	12,984	75
	Heartland Payment Systems, Inc.	5,415	341
*	II-VI, Inc.	7,757	125
*	Insight Enterprises, Inc.	5,464	141
*	Interactive Intelligence Group	2,554	76
*	Itron, Inc.	5,619	179
*	Ixia	8,927	129
	j2 Global, Inc.	6,779	480
*	Kopin Corp.	9,216	29
*	Kulicke and Soffa Industries, Inc.	10,762	99
*	Liquidity Services, Inc.	3,539	26
	Littelfuse, Inc.	3,336	304
*	LivePerson, Inc.	7,243	55
*	LogMeIn, Inc.	3,663	250
*	Lumentum Holdings, Inc.	6,884	117
	ManTech International Corp. - Class A	3,589	92
*	Mercury Systems, Inc.	4,819	77
	Methode Electronics, Inc. - Class A	5,669	181
*	Microsemi Corp.	14,062	462
*	MicroStrategy, Inc. - Class A	1,375	270
	MKS Instruments, Inc.	7,864	264
	Monolithic Power Systems	5,368	275

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Monotype Imaging Holdings, Inc.	5,857	128
*	Monster Worldwide, Inc.	13,438	86
	MTS Systems Corp.	2,201	132
*	Nanometrics, Inc.	3,560	43
*	NETGEAR, Inc.	4,736	138
*	Newport Corp.	5,831	80
	NIC, Inc.	8,990	159
*	OSI Systems, Inc.	2,707	208
	Park Electrochemical Corp.	3,004	53
*	Perficient, Inc.	5,199	80
	Pericom Semiconductor Corp.	2,962	54
*	Plexus Corp.	4,956	191
	Power Integrations, Inc.	4,288	181
*	Progress Software Corp.	7,366	190
*	QLogic Corp.	12,912	132
*	QuinStreet, Inc.	5,238	29
*	Rofin-Sinar Technologies, Inc.	4,152	108
*	Rogers Corp.	2,749	146
*	Rudolph Technologies, Inc.	4,658	58
*	Sanmina Corp.	11,853	253
*	ScanSource, Inc.	4,068	144
*	Semtech Corp.	9,788	148
*	Stamps.com, Inc.	2,186	162
*	Super Micro Computer, Inc.	5,362	146
*	Sykes Enterprises, Inc.	5,835	149
*	Synchronoss Technologies, Inc.	5,816	191
	SYNNEX Corp.	4,262	363
*	Take-Two Interactive Software, Inc.	12,582	362
*	Tangoe, Inc.	5,494	40
	TeleTech Holdings, Inc.	2,419	65
	Tessera Technologies, Inc.	7,218	234
*	TTM Technologies, Inc.	9,492	59
*	Ultratech, Inc.	4,032	65
*	VASCO Data Security International, Inc.	4,368	74
*	Veeco Instruments, Inc.	6,009	123
*	ViaSat, Inc.	6,547	421
*	Viavi Solutions, Inc.	34,670	186
*	Virtusa Corp.	3,979	204
*	XO Group, Inc.	3,480	49

	Total		14,632

	Materials (4.1%)
	A. Schulman, Inc.	4,315	140
*	AK Steel Holding Corp.	26,200	63
	American Vanguard Corp.	3,786	44
	Balchem Corp.	4,636	282
*	Boise Cascade Co.	5,774	146
	Calgon Carbon Corp.	7,715	120
*	Century Aluminum Co.	7,298	34
*	Clearwater Paper Corp.	2,807	133
	Deltic Timber Corp.	1,637	98
*	Flotek Industries, Inc.	7,898	132
	FutureFuel Corp.	3,350	33

Index 600 Stock Portfolio

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Globe Specialty Metals, Inc.	9,561	116
	H.B. Fuller Co.	7,442	253
	Hawkins, Inc.	1,413	54
	Haynes International, Inc.	1,834	69
*	Headwaters, Inc.	10,884	205
	Innophos Holdings, Inc.	2,895	115
	Innospec, Inc.	3,558	165
*	Intrepid Potash, Inc.	8,304	46
	Kaiser Aluminum Corp.	2,538	204
	KapStone Paper & Packaging Corp.	12,622	208
	Koppers Holdings, Inc.	3,028	61
*	Kraton Performance Polymers, Inc.	4,619	83
*	LSB Industries, Inc.	2,888	44
	Materion Corp.	2,965	89
	Myers Industries, Inc.	3,379	45
	Neenah Paper, Inc.	2,466	144
	Olympic Steel, Inc.	1,345	13
	OM Group, Inc.	4,508	148
	P.H. Glatfelter Co.	6,388	110
	Quaker Chemical Corp.	1,965	151
	Rayonier Advanced Materials, Inc.	6,318	39
	Schweitzer-Mauduit International, Inc.	4,490	154
	Stepan Co.	2,694	112
*	Stillwater Mining Co.	17,812	184
	SunCoke Energy, Inc.	9,616	75
	TimkenSteel Corp.	5,641	57

	Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Tredegar Corp.	3,659	48
	Wausau Paper Corp.	6,124	39

	Total		4,256

	Telecommunication Services (0.7%)
*	8x8, Inc.	13,053	108
	Atlantic Tele-Network, Inc.	1,583	117
*	Cincinnati Bell, Inc.	30,918	97
	Consolidated Communications Holdings, Inc.	7,441	143
*	General Communication, Inc. - Class A	4,427	76
*	Iridium Communications, Inc.	11,878	73
	Lumos Networks Corp.	3,374	41
	Spok Holdings, Inc.	3,169	52

	Total		707

	Utilities (3.8%)
	ALLETE, Inc.	6,710	339
	American States Water Co.	5,487	227
	Avista Corp.	9,178	305
	El Paso Electric Co.	5,956	219
	The Laclede Group, Inc.	6,383	348
	New Jersey Resources Corp.	12,597	378
	Northwest Natural Gas Co.	4,031	185
	NorthWestern Corp.	6,934	373
	Piedmont Natural Gas Co., Inc.	11,669	468
	South Jersey Industries, Inc.	10,098	255

Common Stocks (88.5%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
Southwest Gas Corp.	6,933	405
UIL Holdings Corp.	8,339	419

Total		3,921

Total Common Stocks
(Cost: $83,126)		91,558

Investment Companies (2.6%)

Investment Companies (2.6%)
iShares S&P SmallCap 600 Index Fund	25,788	2,748

Total		2,748

Total Investment Companies
(Cost: $2,829)		2,748

Short-Term Investments (3.9%)

Federal Government & Agencies (3.9%)
Federal Home Loan Bank, 0.180%, 11/20/15	3,000,000	3,000
Federal Home Loan Bank, 0.180%, 11/27/15	1,000,000	1,000

Total		4,000

Total Short-Term Investments
(Cost: $3,999)		4,000

Total Investments (95.0%)
(Cost: $89,954)(a)		98,306

Other Assets, Less
Liabilities (5.0%)		5,133

Net Assets (100.0%)		103,439

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $89,954 and the net unrealized appreciation of investments based on that cost was $8,352 which is comprised of $17,012 aggregate gross unrealized appreciation and $8,660 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on September 30, 2015.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	Credit Suisse International	1-Month USD Libor + 5 Basis points (Bps)	S&P SmallCap 600 Index	5/16	9,048	$-

						$-

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$91,559	$-	$-
Investment Companies	2,748	-	-
Short-Term Investments	-	4,000	-
Other Financial Instruments^
Total Return Swaps	-	-	-
Total	$94,307	$4,000	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Small Cap Value Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.9%)
	Aaron’s, Inc.	207,300	7,486
*	American Public Education, Inc.	84,600	1,984
*	Cable One, Inc.	4,600	1,929
	Capella Education Co.	27,600	1,367
*	Cavco Industries, Inc.	39,400	2,683
*	Crocs, Inc.	97,800	1,264
	CSS Industries, Inc.	91,100	2,400
	Culp, Inc.	111,200	3,566
*	Dorman Products, Inc.	81,200	4,132
	Drew Industries, Inc.	84,000	4,587
	Ethan Allen Interiors, Inc.	111,600	2,947
	Fred’s, Inc. - Class A	143,659	1,702
	Interval Leisure Group, Inc.	67,600	1,241
*	Meritage Homes Corp.	75,700	2,765
	New Media Investment Group, Inc.	200,100	3,093
*	Party City Holdco, Inc.	68,800	1,099
	Pier 1 Imports, Inc.	350,300	2,417
	Pool Corp.	69,000	4,989
*	Red Robin Gourmet Burgers, Inc.	24,100	1,825
	Scholastic Corp.	55,600	2,166
*	Sportsman’s Warehouse Holdings, Inc.	192,200	2,368
*	Steven Madden, Ltd.	83,800	3,069

	Total		61,079

	Consumer Staples (3.2%)
	Energizer Holdings, Inc.	63,400	2,454
	Pinnacle Foods, Inc.	61,400	2,571
*	Post Holdings, Inc.	38,700	2,287
	PriceSmart, Inc.	51,122	3,954
	SpartanNash Co.	102,300	2,645
	Vector Group, Ltd.	98,070	2,217

	Total		16,128

	Energy (4.2%)
	Atwood Oceanics, Inc.	99,100	1,467
	Bristow Group, Inc.	46,700	1,222
*	Clayton Williams Energy, Inc.	60,700	2,356
*	Matador Resources Co.	237,500	4,926
*	PDC Energy, Inc.	44,900	2,380
	RPC, Inc.	212,000	1,876
	Teekay Tankers, Ltd. - Class A	375,500	2,591
	Tesco Corp.	150,800	1,077
*	TETRA Technologies, Inc.	341,500	2,018
*	WPX Energy, Inc.	260,700	1,726

	Total		21,639

	Financials (33.7%)
	Acadia Realty Trust	147,900	4,447
	American Assets Trust, Inc.	34,800	1,422
	American Campus Communities, Inc.	86,300	3,128

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Assured Guaranty, Ltd.	102,900	2,572
	BankUnited, Inc.	92,500	3,307
	BBCN Bancorp, Inc.	187,000	2,809
*	Beneficial Bancorp, Inc.	242,000	3,209
	CatchMark Timber Trust, Inc. - Class A	132,770	1,365
	Cedar Realty Trust, Inc.	396,600	2,463
	Columbia Banking System, Inc.	173,200	5,406
	Compass Diversified Holdings	165,300	2,665
	Corporate Office Properties Trust	92,900	1,954
	Douglas Emmett, Inc.	49,700	1,427
	East West Bancorp, Inc.	223,298	8,579
	Employers Holdings, Inc.	143,400	3,196
	First Potomac Realty Trust	267,900	2,947
*	Forestar Group, Inc.	108,200	1,423
	Glacier Bancorp, Inc.	199,400	5,262
	Hatteras Financial Corp.	182,200	2,760
	Hercules Technology Growth Capital, Inc.	305,300	3,087
	Home BancShares, Inc.	299,700	12,138
	Home Properties, Inc.	28,500	2,130
*	Houlihan Lokey, Inc.	27,800	606
	Janus Capital Group, Inc.	153,000	2,081
	Kilroy Realty Corp.	58,000	3,779
	Kite Realty Group Trust	119,325	2,841
	LaSalle Hotel Properties	136,500	3,875
	Main Street Capital Corp.	71,100	1,896
	National Bank Holding Corp. - Class A	172,600	3,543
	National Interstate Corp.	109,400	2,919
	Popular, Inc.	128,800	3,894
	Potlatch Corp.	91,200	2,626
	ProAssurance Corp.	212,200	10,413
	PS Business Parks, Inc.	36,800	2,921
	Radian Group, Inc.	246,200	3,917
	Redwood Trust, Inc.	193,900	2,684
	RenaissanceRe Holdings, Ltd.	12,800	1,361
	RLJ Lodging Trust	130,200	3,290
	Rouse Properties, Inc.	16,900	263
*	Safeguard Scientifics, Inc.	121,900	1,894
	Safety Insurance Group, Inc.	30,400	1,646
	Sandy Spring Bancorp, Inc.	122,200	3,199
	Saul Centers, Inc.	72,000	3,726
*	Signature Bank	18,800	2,586
	State Auto Financial Corp.	106,500	2,429
*	SVB Financial Group	65,400	7,556
*	Third Point Reinsurance, Ltd.	12,700	171
	TPG Specialty Lending, Inc.	97,000	1,594
	United Financial Bancorp, Inc.	243,400	3,176

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Waddell & Reed Financial, Inc. - Class A	59,800	2,079
	Washington Real Estate Investment Trust	114,100	2,845
	Wintrust Financial Corp.	117,100	6,257
	WSFS Financial Corp.	93,200	2,685

	Total		172,448

	Health Care (6.6%)
	Analogic Corp.	34,800	2,855
	Atrion Corp.	13,500	5,062
	Ensign Group, Inc.	25,300	1,079
*	Halyard Health, Inc.	123,500	3,512
	National Healthcare Corp.	62,100	3,781
*	Quidel Corp.	155,100	2,928
	Select Medical Holdings Corp.	171,300	1,848
*	Triple-S Management Corp. - Class B	90,100	1,605
*	WellCare Health Plans, Inc.	37,500	3,232
	West Pharmaceutical Services, Inc.	142,100	7,691

	Total		33,593

	Industrials (15.4%)
*	Aegion Corp.	147,400	2,429
*	Beacon Roofing Supply, Inc.	151,800	4,932
	Brady Corp. - Class A	109,100	2,145
	CIRCOR International, Inc.	62,400	2,503
	Comfort Systems USA, Inc.	111,500	3,040
	Cubic Corp.	40,900	1,715
	ESCO Technologies, Inc.	114,600	4,114
*	FTI Consulting, Inc.	72,700	3,018
	G & K Services, Inc. - Class A	77,400	5,156
*	Genesee & Wyoming, Inc. - Class A	105,600	6,239
	Hillenbrand, Inc.	64,390	1,675
	Kaman Corp.	75,400	2,703
*	Kirby Corp.	51,900	3,215
	Landstar System, Inc.	126,700	8,042
	Matthews International Corp. - Class A	63,100	3,090
	McGrath RentCorp	183,300	4,892
	MSA Safety, Inc.	54,400	2,174
*	Navigant Consulting, Inc.	217,500	3,460
	Nordson Corp.	37,600	2,367
*	RBC Bearings, Inc.	34,100	2,037
	Sun Hydraulics Corp.	83,600	2,297
	Universal Forest Products, Inc.	62,400	3,599
	Universal Truckload Services, Inc.	98,894	1,540
*	UTI Worldwide, Inc.	527,800	2,423

	Total		78,805

Small Cap Value Portfolio

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (9.9%)
*	Advanced Energy Industries, Inc.	130,200	3,424
	Badger Meter, Inc.	49,900	2,897
	Belden, Inc.	85,400	3,987
	Brooks Automation, Inc.	204,300	2,392
*	Cabot Microelectronics Corp.	100,800	3,905
	Electro Rent Corp.	217,800	2,261
*	Fabrinet	124,900	2,290
	Intersil Corp. - Class A	165,400	1,935
*	Ixia	251,500	3,644
	Littelfuse, Inc.	66,500	6,062
	Methode Electronics, Inc. - Class A	85,300	2,721
*	Newport Corp.	94,000	1,293
*	Progress Software Corp.	118,200	3,053
*	Sonus Networks, Inc.	98,460	563
	SYNNEX Corp.	91,900	7,817
*	Veeco Instruments, Inc.	128,100	2,627

	Total		50,871

	Materials (5.1%)
	American Vanguard Corp.	130,800	1,512
	Carpenter Technology Corp.	91,600	2,727

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
*	Clearwater Paper Corp.	80,200	3,789
	Innospec, Inc.	120,600	5,609
	Minerals Technologies, Inc.	86,900	4,185
	Myers Industries, Inc.	189,900	2,545
	Reliance Steel & Aluminum Co.	31,700	1,712
*	Stillwater Mining Co.	167,500	1,730
	Wausau Paper Corp.	335,300	2,146

	Total		25,955

	Utilities (7.6%)
	Cleco Corp.	42,000	2,236
	El Paso Electric Co.	125,300	4,614
	NorthWestern Corp.	98,800	5,318
	ONE Gas, Inc.	101,500	4,601
	PNM Resources, Inc.	226,000	6,339
	Portland General Electric Co.	100,500	3,716
	Southwest Gas Corp.	114,300	6,666
	Vectren Corp.	70,800	2,974
	WGL Holdings, Inc.	40,300	2,324

	Total		38,788

	Total Common Stocks
	(Cost: $414,150)		499,306

Short-Term Investments (1.9%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (1.9%)
T. Rowe Price Reserve Investment Fund,	9,664,682	9,665

Total Short-Term Investments
(Cost: $9,665)		9,665

Total Investments (99.5%)
(Cost: $423,815)(a)		508,971

Other Assets, Less
Liabilities (0.5%)		2,380

Net Assets (100.0%)		511,351

Small Cap Value Portfolio

*	Non-Income Producing

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $423,815 and the net unrealized appreciation of investments based on that cost was $85,156 which is comprised of $120,060 aggregate gross unrealized appreciation and $34,904 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$499,306	$-	$-
Short-Term Investments	9,665	-	-
Total	$508,971	$-	$-

International Growth Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Foreign Common Stocks (96.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.3%)
	Autoliv, Inc.	United States	47,600	5,189
	BorgWarner, Inc.	United States	56,800	2,362
	DENSO Corp.	Japan	206,300	8,660
	Fast Retailing Co., Ltd.	Japan	9,500	3,840
	Hennes & Mauritz AB - B Shares	Sweden	127,885	4,671
	Industria de Diseno Textil SA	Spain	336,911	11,268
	Informa PLC	United Kingdom	338,091	2,872
	InterContinental Hotels Group PLC, ADR	United Kingdom	232,300	8,045
*	Mohawk Industries, Inc.	United States	30,100	5,472
	Naspers, Ltd. - Class N	South Africa	26,300	3,284
	USS Co., Ltd.	Japan	376,300	6,223

	Total			61,886

	Consumer Staples (15.6%)
	Anheuser-Busch InBev SA/NV	Belgium	101,600	10,776
	Associated British Foods PLC	United Kingdom	95,700	4,835
	BGF retail Co., Ltd.	South Korea	13,897	2,368
	Clicks Group, Ltd.	South Africa	172,371	1,117
	Coca-Cola East Japan Co., Ltd.	Japan	120,300	1,934
	Coca-Cola Icecek AS	Turkey	95,000	1,087
	Fomento Economico Mexicano SAB de CV, ADR	Mexico	25,700	2,294
	Japan Tobacco, Inc.	Japan	101,200	3,117
	Nestle SA	Switzerland	177,639	13,351
	Philip Morris International, Inc.	United States	63,500	5,038
	PriceSmart, Inc.	United States	23,200	1,794
	Reckitt Benckiser Group PLC	United Kingdom	132,133	11,967
	SABMiller PLC	United Kingdom	141,615	8,006

	Total			67,684

	Energy (0.2%)
	Pason Systems, Inc.	Canada	71,500	1,005

	Total			1,005

	Financials (18.3%)
	AIA Group, Ltd.	Hong Kong	1,355,488	7,005
	Azimut Holding SpA	Italy	51,500	1,104
	Azrieli Group	Israel	31,600	1,263
*	Berkshire Hathaway, Inc.	United States	29,300	3,821
*	Hispania Activos Inmobiliarios SA	Spain	72,200	1,003
	Housing Development Finance Corp., Ltd.	India	175,710	3,244
	ING Groep NV	Netherlands	307,100	4,341
*	Jyske Bank A/S	Denmark	69,200	3,825
	KBC Groep NV	Belgium	124,863	7,865
	Lazard, Ltd.	Bermuda	28,508	1,234
	Lloyds Banking Group PLC	United Kingdom	3,155,713	3,588
	McGraw Hill Financial, Inc.	United States	28,300	2,448
*	Merlin Properties Socimi SA	Spain	101,100	1,203
	Mitsui Fudosan Co., Ltd.	Japan	205,000	5,576
	Moody’s Corp.	United States	21,300	2,092

	Foreign Common Stocks (96.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Prudential PLC	United Kingdom	322,940	6,808
	Seven Bank, Ltd.	Japan	908,197	3,906
	Shaftesbury PLC	United Kingdom	88,300	1,225
	Shinsei Bank, Ltd.	Japan	1,410,000	2,880
	Svenska Handelsbanken AB	Sweden	387,400	5,549
	UBS Group AG	Switzerland	430,400	7,971
	UNITE Group PLC/The	United Kingdom	131,800	1,302

	Total			79,253

	Health Care (18.7%)
	Astellas Pharma, Inc.	Japan	574,900	7,404
	Bayer AG	Germany	53,205	6,804
*	China Biologic Products, Inc.	United States	18,100	1,626
	CSL, Ltd.	Australia	149,872	9,383
	Hoya Corp.	Japan	103,700	3,374
	Novartis AG	Switzerland	192,725	17,679
	Novo Nordisk A/S	Denmark	202,599	10,868
	ResMed, Inc.	United States	39,400	2,008
	Roche Holding AG	Switzerland	60,758	16,022
	Shire PLC	Ireland	80,781	5,504

	Total			80,672

	Industrials (12.6%)
	ANDRITZ AG	Austria	80,954	3,640
	Assa Abloy AB	Sweden	493,200	8,833
	Atlas Copco AB	Sweden	146,400	3,517
	Babcock International Group PLC	United Kingdom	193,100	2,666
	BAE Systems PLC	United Kingdom	544,100	3,685
	Berendsen PLC	United Kingdom	166,800	2,531
	East Japan Railway Co.	Japan	39,100	3,277
	Fagerhult AB	Sweden	117,300	1,948
	Interpump Group SpA	Italy	144,800	1,927
	Intrum Justitia AB	Sweden	58,200	2,012
	OSG Corp.	Japan	59,100	1,111
	Prosegur Cia de Seguridad SA	Spain	223,200	1,072
*	Rolls-Royce Holdings PLC	United Kingdom	159,600	1,634
	Safran SA	France	59,900	4,505
	Schindler Holding AG	Switzerland	30,527	4,396
	SHO-BOND Holdings Co., Ltd.	Japan	58,000	2,207
	Sydney Airport	Australia	535,561	2,240
	Transurban Group	Australia	440,935	3,076

	Total			54,277

	Information Technology (11.2%)
*	58.com, Inc., ADR	Cayman Islands	25,400	1,195
*	Alibaba Group Holding, Ltd., ADR	China	38,479	2,269
	Amadeus IT Holding SA	Spain	106,100	4,532
*	Google, Inc.	United States	8,500	5,426
	Keyence Corp.	Japan	11,100	4,922
	MasterCard, Inc.	United States	93,300	8,408
	NAVER Corp.	South Korea	4,133	1,789
	Nintendo Co., Ltd.	Japan	14,400	2,408

International Growth Portfolio

Foreign Common Stocks (96.7%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
SS&C Technologies Holdings, Inc.	United States	67,200	4,707
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	952,000	3,759
Visa, Inc.	United States	132,400	9,223

Total			48,638

Materials (5.5%)
CRH PLC, ADR	Ireland	207,400	5,504
James Hardie Industries PLC	Ireland	502,239	6,007
Johnson Matthey PLC	United Kingdom	58,200	2,155
Linde AG	Germany	41,300	6,689
Martin Marietta Materials, Inc.	United States	16,200	2,462
Tikkurila Oyj	Finland	67,200	1,115

Total			23,932

Telecommunication Services (0.3%)
Safaricom, Ltd.	Kenya	7,486,700	1,083

Total			1,083

Total Foreign Common Stocks
(Cost: $450,929)			418,430

Total Investments (96.7%)
(Cost: $450,929)(a)			418,430

Other Assets, Less
Liabilities (3.3%)			14,161

Net Assets (100.0%)			432,591

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $450,929 and the net unrealized depreciation of investments based on that cost was $32,499 which is comprised of $8,520 aggregate gross unrealized appreciation and $41,019 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United States	14.3%
United Kingdom	14.2%
Japan	14.1%
Switzerland	13.7%
Sweden	6.1%
Other	34.3%
Total	96.7%

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$418,430	$-	$-
Total	$418,430	$-	$-

Research International Core Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.1%)
	ABC-Mart, Inc.	Japan	29,900	1,660
	Burberry Group PLC	United Kingdom	95,201	1,970
	Compass Group PLC	United Kingdom	224,676	3,579
	Denso Corp.	Japan	198,000	8,312
	Esprit Holdings, Ltd.	Hong Kong	1,100,000	818
	GKN PLC	United Kingdom	1,380,462	5,597
*	Global Brands Group Holding, Ltd.	Bermuda	6,124,000	1,264
	Hennes & Mauritz AB - Class B	Sweden	83,828	3,062
	Honda Motor Co., Ltd.	Japan	86,400	2,549
	LVMH Moet Hennessy Louis Vuitton SA	France	31,811	5,410
	RELX NV	Netherlands	430,836	7,014
	Sky PLC	United Kingdom	136,903	2,162
	USS Co., Ltd.	Japan	25,000	413
	Whitbread PLC	United Kingdom	87,880	6,206
	WPP PLC	Jersey Channel Islands	267,017	5,546
	Yum! Brands, Inc.	United States	24,071	1,924

	Total			57,486

	Consumer Staples (10.8%)
	Danone SA	France	135,428	8,538
	Japan Tobacco, Inc.	Japan	201,200	6,197
	L’Oreal SA	France	41,003	7,104
	M Dias Branco SA	Brazil	64,416	944
	Nestle SA	Switzerland	225,125	16,920
	Reckitt Benckiser Group PLC	United Kingdom	90,574	8,203
	Sundrug Co., Ltd.	Japan	63,300	3,314

	Total			51,220

	Energy (4.7%)
	BG Group PLC	United Kingdom	404,874	5,825
*	Cairn Energy PLC	United Kingdom	377,883	800
	Enbridge, Inc.	Canada	64,465	2,393
	Galp Energia SGPS SA	Portugal	165,986	1,632
	INPEX Corp.	Japan	190,200	1,686
	Oil Search, Ltd.	Australia	386,949	1,947
	Reliance Industries, Ltd.	India	156,445	2,055
	Royal Dutch Shell PLC - Class A	Netherlands	197,540	4,644
	Technip SA	France	25,122	1,184

	Total			22,166

	Financials (24.3%)
	AEON Financial Service Co., Ltd.	Japan	137,000	2,690
	AIA Group, Ltd.	Hong Kong	1,420,800	7,342
	Barclays PLC	United Kingdom	1,692,696	6,252
	BNP Paribas SA	France	111,663	6,546
	BOC Hong Kong Holdings, Ltd.	Hong Kong	744,500	2,181
	DBS Group Holdings, Ltd.	Singapore	245,000	2,791
	Deutsche Wohnen AG	Germany	66,678	1,780

	Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	Element Financial Corp.	Canada	181,174	2,474
	HDFC Bank, Ltd., ADR	India	52,898	3,231
	Hiscox, Ltd.	Bermuda	170,037	2,423
	HSBC Holdings PLC	United Kingdom	1,292,019	9,747
	ING Groep NV	Netherlands	517,481	7,315
	Intesa Sanpaolo SPA	Italy	1,696,401	5,982
*	Julius Baer Group, Ltd.	Switzerland	67,638	3,069
	Kasikornbank PCL	Thailand	261,400	1,232
	KBC Groep NV	Belgium	70,448	4,437
	Lloyds Banking Group PLC	United Kingdom	6,675,465	7,590
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,199,800	7,165
	Sberbank of Russia, ADR	Russia	204,089	1,007
	Sony Financial Holdings, Inc.	Japan	172,700	2,819
	Sumitomo Mitsui Financial Group, Inc.	Japan	179,900	6,766
	UBS Group AG	Switzerland	397,952	7,354
	Westpac Banking Corp.	Australia	343,298	7,156
*	Zurich Insurance Group AG	Switzerland	24,387	5,985

	Total			115,334

	Health Care (11.6%)
	Bayer AG	Germany	75,092	9,603
	Novartis AG	Switzerland	172,780	15,849
	Roche Holding AG	Switzerland	60,712	16,010
	Santen Pharmaceutical Co., Ltd.	Japan	402,800	5,369
	Terumo Corp.	Japan	123,000	3,455
*	Valeant Pharmaceuticals International, Inc.	Canada	24,770	4,419

	Total			54,705

	Industrials (10.5%)
	Atlas Copco AB - Class A	Sweden	286,347	6,880
	Brambles, Ltd.	Australia	153,422	1,049
	Brenntag AG	Germany	31,538	1,697
	CK Hutchison Holdings, Ltd.	Cayman Islands	359,400	4,665
	Kubota Corp.	Japan	411,000	5,603
	Legrand SA	France	30,190	1,600
	Mitsubishi Corp.	Japan	151,100	2,461
	Schindler Holding AG	Switzerland	30,331	4,357
	Schneider Electric SE	France	125,321	7,003
	Siemens AG	Germany	76,871	6,866
	Stagecoach Group PLC	United Kingdom	251,209	1,283
	Yamato Holdings Co., Ltd.	Japan	334,500	6,369

	Total			49,833

	Information Technology (7.2%)
*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	33,556	1,979
	Amadeus IT Holding SA - Class A	Spain	46,788	1,998
*	Cognizant Technology Solutions Corp. - Class A	United States	91,214	5,711
	Dassault Systemes SA	France	24,364	1,797

Research International Core Portfolio

Foreign Common Stocks (98.1%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Infineon Technologies AG	Germany	295,488	3,320
MasterCard, Inc.	United States	44,711	4,029
MediaTek, Inc.	Taiwan	433,000	3,202
Nomura Research Institute, Ltd.	Japan	87,890	3,352
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,549,189	6,116
Telefonaktiebolaget LM Ericsson - Class B	Sweden	284,209	2,791

Total			34,295

Materials (8.5%)
Akzo Nobel NV	Netherlands	111,749	7,241
BHP Billiton PLC	United Kingdom	151,156	2,298
Gerdau SA, ADR	Brazil	567,976	778
Iluka Resources, Ltd.	Australia	469,705	2,047
JSR Corp.	Japan	335,400	4,803
Linde AG	Germany	42,795	6,931
Nippon Paint Holdings Co., Ltd.	Japan	63,300	1,098
Orica, Ltd.	Australia	268,428	2,834
Rio Tinto PLC	United Kingdom	270,954	9,059
Symrise AG	Germany	52,565	3,160

Total			40,249

Telecommunication Services (4.7%)
BT Group PLC	United Kingdom	481,230	3,055
Hellenic Telecommunications Organization SA	Greece	159,976	1,394
KDDI Corp.	Japan	278,400	6,189
Mobile TeleSystems OJSC	Russia	211,334	688
Philippine Long Distance Telephone Co.	Philippines	21,685	1,016
SoftBank Group Corp.	Japan	68,200	3,114
TDC A/S	Denmark	314,797	1,620
Vodafone Group PLC	United Kingdom	1,569,631	4,950

Total			22,026

Utilities (3.7%)
APA Group	Australia	491,962	2,952
Centrica PLC	United Kingdom	592,012	2,053
China Resources Gas Group, Ltd.	Hong Kong	1,052,000	2,699
Enel SpA	Italy	581,965	2,593
Engie	France	248,014	4,002
Tokyo Gas Co., Ltd.	Japan	652,000	3,140

Total			17,439

Total Foreign Common Stocks
(Cost: $492,957)			464,753

Total Investments (98.1%)
(Cost: $492,957)(a)			464,753

Other Assets, Less
Liabilities (1.9%)			9,084

Net Assets (100.0%)			473,837

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $492,957 and the net unrealized depreciation of investments based on that cost was $28,204 which is comprised of $30,590 aggregate gross unrealized appreciation and $58,794 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	18.7%
United Kingdom	17.0%
Switzerland	14.7%
France	9.1%
Germany	7.0%
Netherlands	5.5%
Other	26.1%
Total	98.1%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Telecommunication Services	$21,338	$688	$-
All Others	442,727	-	-
Total	$464,065	$688	$-

At the period ended September 30, 2015, there were transfers from Level 2 to Level 1 in the amount of $1,394 thousand. These transfers were the result of a security, whose trading was halted at the beginning of the period requiring it to be priced based on observable inputs, while at the end of the period it was based on an actively traded market price.

International Equity Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Foreign Common Stocks (97.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.0%)
	Cie Generale des Etablissements Michelin	France	157,858	14,362
	Haier Electronics Group Co., Ltd.	Hong Kong	7,494,550	12,465
	Hyundai Mobis Co., Ltd.	South Korea	66,060	12,902
	Hyundai Motor Co.	South Korea	154,950	21,439
	Kingfisher PLC	United Kingdom	4,233,390	22,965
	LG Electronics, Inc.	South Korea	187,130	7,207
*	Nissan Motor Co., Ltd.	Japan	2,477,990	22,598
	SEB SA	France	195,270	17,981
	Sky PLC	United Kingdom	1,290,860	20,387
*	Toyota Motor Corp.	Japan	334,320	19,427

	Total			171,733

	Consumer Staples (2.4%)
	METRO AG	Germany	302,910	8,357
	Suntory Beverage & Food, Ltd.	Japan	401,300	15,337
	Tesco PLC	United Kingdom	4,916,610	13,626

	Total			37,320

	Energy (11.8%)
	BP PLC	United Kingdom	4,579,110	23,136
	Eni SpA	Italy	1,116,505	17,529
	Galp Energia SGPS SA	Portugal	1,849,900	18,188
	Kunlun Energy Co., Ltd.	Bermuda	13,549,350	9,686
	Petrofac, Ltd.	United Kingdom	1,564,250	18,173
*	Petroleo Brasileiro SA, ADR	Brazil	320,090	1,392
	Precision Drilling Corp.	Canada	2,444,630	9,050
	Repsol SA	Spain	319,390	3,715
	Royal Dutch Shell PLC - Class B	United Kingdom	949,875	22,459
*	SBM Offshore NV	Netherlands	1,371,290	17,315
	Suncor Energy, Inc.	Canada	318,020	8,505
	Technip SA	France	304,810	14,361
	Total SA	France	429,880	19,310

	Total			182,819

	Financials (25.3%)
	Aegon NV	Netherlands	931,090	5,342
	AIA Group, Ltd.	Hong Kong	2,679,820	13,849
	Aviva PLC	United Kingdom	2,395,180	16,377
	AXA SA	France	744,155	17,990
	Bangkok Bank PCL	Thailand	2,911,000	12,833
	Barclays PLC	United Kingdom	5,978,270	22,080
	BNP Paribas SA	France	446,500	26,173
	Cheung Kong Property Holdings, Ltd.	Cayman Islands	2,040,070	14,833
	China Life Insurance Co., Ltd.	China	5,246,010	18,141
	Credit Agricole SA	France	2,406,300	27,574
*	Credit Suisse Group AG	Switzerland	974,615	23,420
	DBS Group Holdings, Ltd.	Singapore	2,175,000	24,775
	Deutsche Boerse AG	Germany	324,180	27,903

	Foreign Common Stocks (97.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Hana Financial Group, Inc.	South Korea	344,710	7,678
	HSBC Holdings PLC	United Kingdom	2,956,937	21,996
	ING Groep NV	Netherlands	1,199,292	16,952
	KB Financial Group, Inc., ADR	South Korea	237,530	6,981
	NN Group NV	Netherlands	679,540	19,454
	Standard Chartered PLC	United Kingdom	1,709,970	16,576
	Swiss Re AG	Switzerland	200,752	17,220
	UniCredit SpA	Italy	3,797,060	23,633
	UNIQA Insurance Group AG	Austria	1,268,484	10,985

	Total			392,765

	Health Care (15.8%)
	Bayer AG	Germany	209,050	26,735
	Draegerwerk AG & Co. KGaA	Germany	92,710	7,797
	Gerresheimer AG	Germany	134,790	9,826
	Getinge AB - Class B	Sweden	591,650	13,176
	GlaxoSmithKline PLC	United Kingdom	909,640	17,421
*	H Lundbeck A/S	Denmark	398,070	10,611
	Merck KGaA	Germany	251,030	22,185
*	MorphoSys AG	Germany	256,240	17,068
*	QIAGEN NV	Netherlands	393,320	10,124
	Roche Holding AG	Switzerland	96,190	25,365
	Sanofi	France	101,445	9,623
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,792,400	16,268
	Sinopharm Group Co., Ltd.	China	2,825,200	9,897
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	570,080	32,187
	UCB SA	Belgium	231,160	18,042

	Total			246,325

	Industrials (9.2%)
*	ABB, Ltd.	Switzerland	828,830	14,644
*	Bombardier, Inc.	Canada	4,078,660	5,104
	Cie de Saint-Gobain	France	497,070	21,501
	CK Hutchison Holdings, Ltd.	Cayman Islands	2,040,070	26,481
*	CRRC Corp., Ltd.	China	18,229,000	23,074
*	Deutsche Lufthansa AG	Germany	1,009,670	14,018
	FLSmidth & Co. A/S	Denmark	183,320	6,081
	Siemens AG	Germany	102,910	9,193
	Siemens AG, ADR	Germany	50,780	4,535
	TNT Express NV	Netherlands	947,770	7,221
*	Toshiba Corp.	Japan	2,057,540	5,152
	Weichai Power Co., Ltd.	China	6,182,000	5,727

	Total			142,731

	Information Technology (6.2%)
*	GCL-Poly Energy Holdings, Ltd.	Cayman Islands	37,738,930	7,304
	Infineon Technologies AG	Germany	1,081,590	12,152
	Konica Minolta, Inc.	Japan	819,800	8,569
	Quanta Computer, Inc.	Taiwan	3,024,320	5,244

International Equity Portfolio

Foreign Common Stocks (97.0%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued
Samsung Electronics Co., Ltd.	South Korea	30,140	28,836
Software AG	Germany	519,740	15,152
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,717,665	18,626

Total			95,883

Materials (6.2%)
Akzo Nobel NV	Netherlands	336,140	21,781
CRH PLC	Ireland	558,050	14,697
HeidelbergCement AG	Germany	303,280	20,760
LANXESS AG	Germany	232,620	10,869
MMC Norilsk Nickel PJSC, ADR	Russia	827,020	11,864
POSCO	South Korea	37,010	5,261
POSCO, ADR	South Korea	92,600	3,243
Rexam PLC	United Kingdom	949,820	7,522

Total			95,997

Telecommunication Services (9.1%)
China Mobile, Ltd.	Hong Kong	1,336,200	15,776
China Telecom Corp., Ltd. - Class H	China	45,412,160	21,739
Singapore Telecommunications, Ltd.	Singapore	10,531,850	26,643
SoftBank Group Corp.	Japan	306,940	14,013
Telefonica SA	Spain	1,849,605	22,383
Telenor ASA	Norway	1,699,790	31,727
Vodafone Group PLC	United Kingdom	2,966,364	9,354

Total			141,635

Total Foreign Common Stocks
(Cost: $1,553,767)			1,507,208

Short-Term Investments (2.1%)

Federal Government & Agencies (2.1%)
Federal Agricultural Mortgage Corp., 0.00%, 10/1/15	United States	25,500,000	25,500
Federal Home Loan Mortgage Corp., 0.00%, 10/1/15	United States	6,500,000	6,500

Total			32,000

Total Short-Term Investments
(Cost: $32,000)			32,000

Total Investments (99.1%)
(Cost: $1,585,767)(a)			1,539,208

Other Assets, Less
Liabilities (0.9%)			14,435

Net Assets (100.0%)			1,553,643

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $1,585,767 and the net unrealized depreciation of investments based on that cost was $46,559 which is comprised of $189,604 aggregate gross unrealized appreciation and $236,163 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	14.9%
Germany	13.3%
France	10.9%
Netherlands	6.3%
China	6.1%
South Korea	6.0%
Japan	5.5%
Switzerland	5.2%
Other	30.9%
Total	99.1%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,507,208	$-	$-
Short-Term Investments	-	32,000	-
Total	$1,507,208	$32,000	$-

Emerging Markets Equity Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.5%)
	Ajisen China Holdings, Ltd.	Hong Kong	1,636,000	728
	Bajaj Auto, Ltd.	India	63,274	2,234
	Belle International Holdings, Ltd.	Hong Kong	2,011,000	1,739
	Estacio Participacoes SA	Brazil	453,816	1,614
	Ford Otomotiv Sanayi AS	Turkey	162,792	1,738
*	Global Brands Group Holding, Ltd.	Bermuda	31,290,000	6,460
	Guangzhou Automobile Group Co., Ltd. - Class H	China	7,024,000	5,710
	Imperial Holdings, Ltd.	South Africa	143,387	1,754
	Jollibee Foods Corp.	Philippines	312,920	1,291
	Kia Motors Corp.	South Korea	128,779	5,823
	Naspers, Ltd. - Class N	South Africa	120,032	14,990
	SACI Falabella	Chile	501,961	3,111
	Stella International Holdings, Ltd.	Hong Kong	2,569,000	6,285
	Techtronic Industries Co., Ltd.	Hong Kong	2,599,500	9,576
*	Vipshop Holdings, Ltd., ADR	Cayman Islands	106,676	1,792
	Woolworths Holdings, Ltd.	South Africa	595,218	4,158

	Total			69,003

	Consumer Staples (16.8%)
	Ambev SA, ADR	Brazil	926,369	4,539
	AVI, Ltd.	South Africa	797,657	5,040
	BRF SA	Brazil	80,856	1,440
	Clicks Group, Ltd.	South Africa	601,426	3,898
	Dabur India, Ltd.	India	1,237,272	5,202
	Dairy Farm International Holdings, Ltd.	Hong Kong	421,200	2,557
	E-Mart Co., Ltd.	South Korea	7,773	1,512
	Grupo Lala SAB de CV	Mexico	577,905	1,367
	Gudang Garam Tbk PT	Indonesia	570,500	1,635
	Hengan International Group Co., Ltd.	China	248,500	2,418
	LG Household & Health Care, Ltd.	South Korea	14,186	10,221
	M Dias Branco SA	Brazil	63,587	932
*	Magnit PJSC	Russia	32,629	5,794
	Robinsons Retail Holdings, Inc.	Philippines	602,973	941
	SABMiller PLC	United Kingdom	117,825	6,661
	Tingyi Cayman Islands Holding Corp.	Cayman Islands	2,606,000	4,149
	Universal Robina Corp.	Philippines	684,541	2,812
	Wal-Mart de Mexico SAB de CV	Mexico	979,331	2,416
	Want Want China Holdings, Ltd.	Cayman Islands	6,613,000	5,401
*	Wumart Stores, Inc. - Class H	China	3,177,000	1,275

	Total			70,210

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy (4.9%)
	China Shenhua Energy Co., Ltd. - Class H	China	2,546,500	3,897
	Coal India, Ltd.	India	354,252	1,754
*	Gran Tierra Energy, Inc.	United States	1,112,174	2,384
	INPEX Corp.	Japan	387,100	3,432
*	Lamprell PLC	United Arab Emirates	1,536,168	2,649
	NovaTek OAO, GDR	Russia	57,581	5,326
	Ultrapar Participacoes SA	Brazil	71,513	1,205

	Total			20,647

	Financials (27.0%)
	Banco Santander Chile, ADR	Chile	117,786	2,146
	Bancolombia SA, ADR	Colombia	96,568	3,109
	Bangkok Bank PCL	Thailand	830,800	3,639
	BB Seguridade Participacoes SA	Brazil	266,073	1,665
	BM&FBOVESPA SA	Brazil	609,576	1,704
	BOC Hong Kong Holdings, Ltd.	Hong Kong	1,414,000	4,142
	Bolsa Mexicana de Valores SAB de CV	Mexico	778,735	1,222
	Brasil Insurance Participacoes e Administracao SA	Brazil	657,860	118
	Cathay Financial Holding Co., Ltd.	Taiwan	2,229,800	3,044
	China Construction Bank Corp. - Class H	China	18,541,020	12,321
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,842,200	6,810
	Concentradora Fibra Danhos SA de CV	Mexico	363,263	767
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	1,554,570	1,562
	Credicorp, Ltd.	Bermuda	14,278	1,518
	E.Sun Financial Holding Co., Ltd.	Taiwan	10,622,952	6,243
	First Pacific Co., Ltd.	Hong Kong	4,580,750	2,802
	Grupo Financiero Banorte SAB de CV	Mexico	647,319	3,175
	Grupo Financiero Inbursa SAB de CV	Mexico	598,765	1,237
	Hang Lung Properties, Ltd.	Hong Kong	2,201,000	4,930
	Housing Development Finance Corp., Ltd.	India	789,176	14,572
	Kasikornbank PCL - NVDR	Thailand	974,100	4,589
	Komercni Banka AS	Czech Republic	13,789	2,986
	Prologis Property Mexico SA de CV	Mexico	899,915	1,383
	Public Bank Bhd	Malaysia	749,900	2,989
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	23,592	5,573
*	Sberbank of Russia	Russia	3,144,181	3,624
	Shinhan Financial Group Co., Ltd.	South Korea	76,697	2,679

Emerging Markets Equity Portfolio

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Shriram Transport Finance Co., Ltd.	India	357,171	4,979
	Standard Chartered PLC	United Kingdom	278,025	2,671
	Turkiye Garanti Bankasi AS	Turkey	1,500,512	3,487
	Turkiye Sinai Kalkinma Bankasi AS	Turkey	2,662,353	1,241

	Total			112,927

	Health Care (2.2%)
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	2,423,747	1,997
	OdontoPrev SA	Brazil	443,557	1,069
	Qualicorp SA	Brazil	494,507	1,851
*	Sun Pharmaceutical Industries, Ltd.	India	311,265	4,130

	Total			9,047

	Industrials (3.2%)
*	51job, Inc., ADR	China	136,150	3,731
*	CAR, Inc.	Cayman Islands	476,000	687
	Copa Holdings SA - Class A	Panama	14,219	596
*	Diana Shipping, Inc.	Marshall Islands	434,401	2,815
	Localiza Rent a Car SA	Brazil	165,705	1,022
*	Mills Estruturas e Servicos de Engenharia SA	Brazil	511,308	580
	Pacific Basin Shipping, Ltd.	Bermuda	4,411,614	1,343
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	124,891	1,368
*	TK Corp.	South Korea	150,080	1,342

	Total			13,484

	Information Technology (18.4%)
*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	114,273	6,739
*	Baidu, Inc., ADR	Cayman Islands	12,015	1,651
*	Cognizant Technology Solutions Corp. - Class A	United States	134,901	8,446
*	EPAM Systems, Inc.	United States	80,832	6,023
	Hon Hai Precision Industry Co., Ltd.	Taiwan	1,526,700	3,969
	Largan Precision Co., Ltd.	Taiwan	26,000	2,021
	MediaTek, Inc.	Taiwan	455,000	3,365
	Naver Corp.	South Korea	12,151	5,259
	Samsung Electronics Co., Ltd.	South Korea	13,948	13,344
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	6,056,290	23,911
	Tata Consultancy Services, Ltd.	India	55,931	2,203

	Total			76,931

	Materials (3.9%)
*	Cemex SAB de CV, ADR	Mexico	288,060	2,013
	Fibria Celulose SA	Brazil	172,377	2,339
	Gerdau SA, ADR	Brazil	1,030,018	1,411
	Grupo Mexico SAB de CV - Series B	Mexico	565,396	1,368
	Iluka Resources, Ltd.	Australia	338,583	1,476
	LG Chem, Ltd.	South Korea	20,003	4,818

	Foreign Common Stocks (97.1%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued
	PTT Global Chemical PCL	Thailand	1,989,000	2,946

	Total			16,371

	Telecommunication Services (1.3%)
	Hellenic Telecommunications Organization SA	Greece	234,193	2,041
	MTN Group, Ltd.	South Africa	181,057	2,326
*	XL Axiata Tbk PT	Indonesia	5,839,500	1,042

	Total			5,409

	Utilities (2.9%)
	Alupar Investimento SA	Brazil	244,577	919
	CESC, Ltd.	India	446,682	3,512
	China Resources Gas Group, Ltd.	Hong Kong	3,022,000	7,752

	Total			12,183

	Total Foreign Common Stocks
	(Cost: $487,883)			406,212

	Warrants (1.3%)

	Financials (1.3%)
*	First Gulf Bank PJSC	Netherlands	639,334	2,410
*	Union National Bank PJSC	United Kingdom	1,794,618	3,005

	Total Warrants
	(Cost: $5,722)			5,415

	Total Investments (98.4%)
	(Cost: $493,605)(a)			411,627

	Other Assets, Less
	Liabilities (1.6%)			6,791

	Net Assets (100.0%)			418,418

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $493,605 and the net unrealized depreciation of investments based on that cost was $81,978 which is comprised of $21,566 aggregate gross unrealized appreciation and $103,544 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
South Korea	12.1%
Taiwan	10.2%
Hong Kong	9.7%
India	9.2%
China	8.6%
South Africa	7.7%
Brazil	5.4%
Other	35.5%
Total	98.4%

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Staples	$64,416	$5,794	$-
Financials	109,303	3,624	-
Materials	13,425	2,946	-
All Others	206,704	-	-
Warrants
Financials	-	5,415	-
Total	$393,848	$17,779	$-

At the period ended September 30, 2015, there were transfers from Level 2 to Level 1 in the amount of $2,041 thousand. These transfers were the result of a security, whose trading was halted at the beginning of the period requiring it to be priced based on observable inputs, while at the end of the period it was based on an actively traded market price.

Money Market Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

Money Market Investments (99.0%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US (43.2%)
Australia & New Zealand Banking Group, Ltd., 3.250%, 3/1/16 144A	9,000,000	9,098
Bank of Montreal, 0.800%, 11/6/15	4,300,000	4,302
Bank of Nova Scotia/Houston, 0.309%, 1/7/16	8,000,000	7,999
Bank of Nova Scotia/Houston, 0.406%, 1/11/16	2,000,000	2,001
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.782%, 2/26/16 144A	1,400,000	1,401
Canadian Imperial Bank, 0.120%, 10/5/15	18,000,000	18,000
Commonwealth Bank of Australia/New York NY, 0.304%, 3/29/16 144A	6,500,000	6,497
Commonwealth Bank of Australia/New York NY, 0.345%, 2/19/16	5,000,000	5,000
DBS Bank, Ltd., 0.300%, 11/9/15 144A	18,000,000	17,995
DNB Bank ASA, 0.040%, 10/1/15	20,000,000	20,000
Mizuho Bank, Ltd., 0.344%, 12/31/15	10,000,000	10,000
Norinchukin Bank NY, 0.310%, 12/18/15	10,000,000	10,000
Norinchukin Bank NY, 0.356%, 11/12/15	5,000,000	5,000
Rabobank Nederland NY, 0.383%, 3/18/16	7,000,000	7,000
Skandinaviska Enskilda Banken AB, 0.050%, 10/1/15	20,000,000	20,000
Sumitomo Mitsui Banking Corp., 0.900%, 1/18/16	10,000,000	10,004
Sumitomo Mitsui Trust, 0.350%, 10/23/15	8,000,000	8,000
Svenska HandelsBanken AB, 0.040%, 10/1/15	20,000,000	20,000
Toronto Dominion Bank NY, 0.550%, 4/15/16	5,000,000	5,000
The Toronto-Dominion Bank, 0.501%, 11/6/15	5,000,000	5,001
Westpac Banking Corp., 0.310%, 12/11/15 144A	3,000,000	2,998

Total		195,296

Commercial Banks US (6.3%)
JPMorgan Chase & Co., 0.949%, 10/15/15	4,000,000	4,001
Manhattan Asset Funding, 0.200%, 11/6/15	9,000,000	8,998

Money Market Investments (99.0%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks US continued
NRW.Bank, 0.120%, 10/2/15 144A	12,500,000	12,500
Standard Chartered Bank, 0.327%, 1/4/16	3,000,000	3,000

Total		28,499

Federal Government & Agencies (2.8%)
Federal Farm Credit Banks, 0.206%, 9/22/17	4,500,000	4,500
Federal Home Loan Bank, 0.176%, 2/17/17	3,000,000	2,999
Federal Home Loan Bank, 0.210%, 1/27/16	5,000,000	4,996

Total		12,495

Finance Services (33.0%)
ANZ New Zealand International, Ltd., 1.850%, 10/15/15 144A	990,000	991
Australia & New Zealand, 0.349%, 11/25/15 144A	4,000,000	4,000
Barton Capital LLC, 0.300%, 12/9/15 144A	4,000,000	3,998
Bedford Row Funding Corp., 0.395%, 4/20/16 144A	4,000,000	4,000
BNP Paribas SA/New York NY, 0.320%, 12/21/15	4,000,000	3,997
BNP Paribas SA/New York NY, 0.400%, 11/6/15	3,605,000	3,603
Chariot Funding LLC, 0.500%, 2/18/16 144A	4,000,000	3,992
Charta LLC, 0.410%, 12/1/15 144A	2,500,000	2,498
Ciesco LLC, 0.400%, 12/1/15 144A	3,420,000	3,418
Collateralized Commercial Paper Co. LLC, 0.384%, 1/25/16	10,000,000	10,000
Collateralized Commercial Paper Co. LLC, 0.450%, 10/5/15	5,000,000	5,000
CRC Funding LLC, 0.470%, 2/3/16 144A	4,000,000	3,993
CRC Funding LLC, 0.500%, 2/8/16 144A	4,000,000	3,993
Erste Abwicklungsanstalt, 0.240%, 10/2/15 144A	5,000,000	5,000
Erste Abwicklungsanstalt, 0.260%, 10/14/15 144A	8,000,000	7,999
Gotham Funding, 0.230%, 10/13/15 144A	12,000,000	11,999
ING Bank NV, 0.440%, 1/4/16	4,000,000	3,995
Kells Funding LLC, 0.400%, 2/24/16 144A	9,000,000	8,985

Money Market Investments (99.0%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued
LMA Americas LLC, 0.300%, 10/9/15 144A	15,000,000	14,999
National Australia Bank, 0.343%, 1/11/16 144A	5,000,000	5,000
National Australia Bank, 0.364%, 2/26/16 144A	6,000,000	6,000
Nederlandse Waterschapsbank NV, 0.280%, 10/26/15 144A	5,000,000	4,999
Old Line Funding LLC, 0.500%, 3/23/16 144A	5,100,000	5,088
Royal Bank of Canada, 0.293%, 11/10/15	2,000,000	2,000
Thunder Bay Funding LLC, 0.460%, 1/13/16 144A	10,000,000	9,987
Working Capital Management Co., 0.140%, 10/6/15 144A	10,000,000	10,000

Total		149,534

Government (7.9%)
US Treasury, 0.090%, 12/31/15	10,000,000	9,998
US Treasury Floating Rate Note, 0.060%, 1/31/16	5,000,000	4,998
US Treasury Floating Rate Note, 0.089%, 4/30/17	3,000,000	3,000
US Treasury Floating Rate Note, 0.092%, 7/31/17	8,000,000	7,997
US Treasury Floating Rate Note, 0.099%, 1/31/17	10,000,000	10,000

Total		35,993

Miscellaneous Business Credit Institutions (2.0%)
General Electric Captial Corp., 0.484%, 1/8/16	9,052,000	9,056

Total		9,056

Municipal Bonds (3.8%)
Wheaton College/IL, 0.160%, 10/7/15	17,000,000	17,000

Total		17,000

Total Money Market Investments
(Cost: $447,873)		447,873

Total Investments (99.0%)
(Cost: $447,873)(a)		447,873

Other Assets, Less
Liabilities (1.0%)		4,593

Net Assets (100.0%)		452,466

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the value of these securities (in thousands) was $171,428 representing 37.9% of the net assets.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessairly correspond to the Portfolio’s pereceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments	$-	$447,873	$-
Total	$-	$447,873	$-

See above Schedule of Investments for values of each security.

Short-Term Bond Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.1%)
Harris Corp., 1.999%, 4/27/18	215,000	214

Total		214

Autos & Vehicle Parts (3.8%)
American Honda Finance Corp., 1.200%, 7/14/17	750,000	750
American Honda Finance Corp., 2.125%, 10/10/18	250,000	253
Daimler Finance North America LLC, 1.160%, 8/1/18 144A	850,000	847
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	125
Ford Motor Credit Co. LLC, 1.684%, 9/8/17	900,000	894
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	250
Ford Motor Credit Co. LLC, 3.000%, 6/12/17	250,000	254
General Motors Financial Co., Inc., 3.150%, 1/15/20	665,000	659
General Motors Financial Co., Inc., 3.500%, 7/10/19	140,000	141
General Motors Financial Co., Inc., 4.750%, 8/15/17	330,000	343
The Goodyear Tire & Rubber Co., 8.250%, 8/15/20	500,000	521
Hyundai Capital America, 1.450%, 2/6/17 144A	1,000,000	999
Hyundai Capital Services, Inc., 3.500%, 9/13/17 144A	600,000	619
Nissan Motor Acceptance Corp., 1.950%, 9/12/17 144A	550,000	556
Toyota Motor Credit Corp., 1.450%, 1/12/18	395,000	395
Toyota Motor Credit Corp., 2.050%, 1/12/17	750,000	761
Volkswagen Group of America Finance LLC, 1.250%, 5/23/17 144A	850,000	821

Total		9,188

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Banking (10.5%)
Abbey National Treasury Services PLC, 1.375%, 3/13/17	500,000	500
Ally Financial, Inc., 2.750%, 1/30/17	250,000	248
American Express Credit Corp., 2.375%, 3/24/17	250,000	254
Bank of America Corp., 2.000%, 1/11/18	600,000	602
Bank of America Corp., 2.600%, 1/15/19	765,000	773
Bank of America Corp., 2.650%, 4/1/19	190,000	192
Bank of America Corp., 3.625%, 3/17/16	125,000	127
Bank of America Corp., 6.000%, 9/1/17	500,000	539
The Bank of New York Mellon Corp., 1.350%, 3/6/18	250,000	249
The Bank of New York Mellon Corp., 2.200%, 3/4/19	125,000	126
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.700%, 3/5/18 144A	1,145,000	1,138
Banque Federative du Credit Mutuel SA, 1.700%, 1/20/17 144A	465,000	467
Barclays Bank PLC, 6.050%, 12/4/17 144A	250,000	270
BB&T Corp., 1.197%, 6/15/18	450,000	452
BPCE SA, 2.500%, 12/10/18	550,000	560
Canadian Imperial Bank of Commerce, 1.550%, 1/23/18	415,000	416
Citigroup, Inc., 1.550%, 8/14/17	650,000	651
Citigroup, Inc., 1.750%, 5/1/18	350,000	348
Citigroup, Inc., 1.850%, 11/24/17	860,000	862
Credit Suisse, 1.375%, 5/26/17	650,000	649
Discover Bank, 2.000%, 2/21/18	250,000	249
Discover Bank, 2.600%, 11/13/18	325,000	326
Discover Financial Services, 6.450%, 6/12/17	115,000	124
DNB Bank ASA, 3.200%, 4/3/17 144A	560,000	575

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 2.750%, 9/15/20	95,000	96
The Goldman Sachs Group, Inc., 2.900%, 7/19/18	250,000	257
The Goldman Sachs Group, Inc., 6.150%, 4/1/18	750,000	826
The Goldman Sachs Group, Inc., 6.250%, 9/1/17	500,000	543
HBOS PLC, 6.750%, 5/21/18 144A	650,000	716
HSBC Bank USA NA, 6.000%, 8/9/17	250,000	269
HSBC USA, Inc., 1.500%, 11/13/17	900,000	899
Itau Unibanco Holding SA, 2.850%, 5/26/18 144A	310,000	290
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	248
JPMorgan Chase & Co., 1.800%, 1/25/18	850,000	851
JPMorgan Chase & Co., 2.350%, 1/28/19	250,000	252
Lloyds Bank PLC, 2.300%, 11/27/18	300,000	303
Morgan Stanley, 2.125%, 4/25/18	1,650,000	1,660
Morgan Stanley, 3.800%, 4/29/16	250,000	254
Morgan Stanley, 7.300%, 5/13/19	250,000	292
Nationwide Building Society, 2.350%, 1/21/20 144A	340,000	341
Nordea Bank AB, 0.875%, 5/13/16 144A	800,000	800
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	334
PNC Bank NA, 4.875%, 9/21/17	250,000	265
Regions Bank, 7.500%, 5/15/18	250,000	280
Regions Financial Corp., 2.000%, 5/15/18	835,000	834
Santander Bank NA, 2.000%, 1/12/18	250,000	249
Standard Chartered PLC, 3.200%, 5/12/16 144A	270,000	274
SunTrust Banks, Inc., 2.350%, 11/1/18	465,000	470
Swedbank AB, 1.750%, 3/12/18 144A	1,100,000	1,104

Short-Term Bond Portfolio

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Toronto-Dominion Bank, 1.400%, 4/30/18	170,000	169
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	359
UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20 144A	255,000	256
US Bancorp, 3.442%, 2/1/16	450,000	454
Wells Fargo & Co., 5.625%, 12/11/17	600,000	652

Total		25,294

Basic Materials (0.6%)
Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,096
Rock-Tenn Co., 3.500%, 3/1/20	450,000	466

Total		1,562

Builders & Building Materials (0.3%)
Mohawk Industries, Inc., 6.125%, 1/15/16	665,000	674

Total		674

Capital Goods (0.3%)
Caterpillar Financial Services Corp., 2.650%, 4/1/16	200,000	202
CNH Industrial Capital LLC, 3.875%, 11/1/15	575,000	574

Total		776

Chemicals (0.7%)
Eastman Chemical Co., 3.000%, 12/15/15	729,000	732
INVISTA Finance LLC, 4.250%, 10/15/19 144A	515,000	497
LyondellBasell Industries NV, 5.000%, 4/15/19	400,000	431

Total		1,660

Conglomerate & Diversified Manufacturing (0.1%)
Roper Industries, Inc., 2.050%, 10/1/18	180,000	179

Total		179

Consumer Products & Retailing (2.2%)
AutoZone, Inc., 1.300%, 1/13/17	375,000	375
AutoZone, Inc., 5.500%, 11/15/15	250,000	251
Brinker International, Inc., 2.600%, 5/15/18	200,000	202
CVS Health Corp., 1.200%, 12/5/16	250,000	251
CVS Health Corp., 1.900%, 7/20/18	460,000	463
CVS Health Corp., 2.250%, 12/5/18	250,000	254

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Dollar General Corp., 4.125%, 7/15/17	550,000	567
Family Tree Escrow LLC, 5.250%, 3/1/20 144A	125,000	128
Imperial Tobacco Finance PLC, 2.050%, 2/11/18 144A	650,000	650
Newell Rubbermaid, Inc., 2.050%, 12/1/17	200,000	200
Philip Morris International, Inc., 1.250%, 11/9/17	1,110,000	1,110
Reynolds American, Inc., 2.300%, 6/12/18	355,000	359
Unilever Capital Corp., 2.750%, 2/10/16	250,000	252
Whirlpool Corp., 1.350%, 3/1/17	350,000	350

Total		5,412

Electric Utilities (3.3%)
Commonwealth Edison Co., 2.150%, 1/15/19	250,000	252
Commonwealth Edison Co., 6.150%, 9/15/17	250,000	273
Consumers Energy Co., 5.500%, 8/15/16	247,000	257
The Dayton Power & Light Co., 1.875%, 9/15/16	465,000	465
Dominion Resources, Inc., 5.200%, 8/15/19	150,000	166
Duke Energy Corp., 2.100%, 6/15/18	115,000	116
Duke Energy Indiana, Inc., 0.636%, 7/11/16	500,000	500
Entergy Mississippi, Inc., 3.250%, 6/1/16	500,000	507
Eversource Energy, 1.450%, 5/1/18	105,000	104
Exelon Generation Co. LLC, 2.950%, 1/15/20	205,000	208
FirstEnergy Corp., 2.750%, 3/15/18	250,000	251
MidAmerican Energy Co., 2.400%, 3/15/19	500,000	510
Nevada Power Co., 5.950%, 3/15/16	250,000	256
NSTAR Electric Co., 0.561%, 5/17/16	440,000	439
Origin Energy Finance, Ltd., 3.500%, 10/9/18 144A	585,000	568
PECO Energy Co., 1.200%, 10/15/16	250,000	251
PPL Capital Funding, Inc., 1.900%, 6/1/18	590,000	590
Public Service Electric & Gas Co., 2.300%, 9/15/18	400,000	408

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
San Diego Gas & Electric Co., 1.914%, 2/1/22	199,643	199
TECO Finance, Inc., 0.883%, 4/10/18	590,000	586
Westar Energy, Inc., 8.625%, 12/1/18	300,000	360
Zhejiang Energy Group Hong Kong, Ltd., 2.300%, 9/30/17	550,000	546

Total		7,952

Energy (2.4%)
Anadarko Petroleum Corp., 5.950%, 9/15/16	500,000	520
Cameron International Corp., 1.400%, 6/15/17	300,000	298
Canadian Natural Resources, Ltd., 1.750%, 1/15/18	155,000	153
Canadian Natural Resources, Ltd., 5.700%, 5/15/17	250,000	264
China Shenhua Overseas Captial Co., Ltd., 2.500%, 1/20/18	595,000	595
China Shenhua Overseas Captial Co., Ltd., 3.125%, 1/20/20	785,000	784
Marathon Oil Corp., 0.900%, 11/1/15	575,000	575
National Oilwell Varco, Inc., 1.350%, 12/1/17	105,000	104
Pioneer Natural Resources Co., 5.875%, 7/15/16	800,000	828
Rowan Cos., Inc., 5.000%, 9/1/17	350,000	343
Sempra Energy, 6.150%, 6/15/18	250,000	277
SESI LLC, 6.375%, 5/1/19	815,000	812
Southwestern Energy Co., 3.300%, 1/23/18	130,000	128

Total		5,681

Entertainment (0.1%)
Carnival Corp., 1.200%, 2/5/16	275,000	275

Total		275

Finance (1.2%)
GATX Corp., 1.250%, 3/4/17	330,000	328
GATX Corp., 2.600%, 3/30/20	40,000	40
GATX Corp., 3.500%, 7/15/16	586,000	595
General Electric Capital Corp., 2.300%, 4/27/17	900,000	918
General Electric Capital Corp., 6.000%, 8/7/19	250,000	289

Short-Term Bond Portfolio

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Finance continued
International Lease Finance Corp., 2.287%, 6/15/16	350,000	348
Principal Life Global Funding II, 2.200%, 4/8/20 144A	445,000	445

Total		2,963

Food & Beverage (1.4%)
Bunge, Ltd. Finance Corp., 3.200%, 6/15/17	900,000	917
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	327
Heineken NV, 1.400%, 10/1/17 144A	280,000	280
Kraft Heinz Foods Co., 2.000%, 7/2/18 144A	925,000	926
Mondelez International, Inc., 4.125%, 2/9/16	400,000	405
Pernod Ricard SA, 2.950%, 1/15/17 144A	250,000	254
Tyson Foods, Inc., 2.650%, 8/15/19	200,000	202
WM Wrigley Jr. Co., 1.400%, 10/21/16 144A	60,000	60

Total		3,371

Gaming/Leisure/Lodging (0.3%)
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/1/18	450,000	453
Wyndham Worldwide Corp., 2.950%, 3/1/17	175,000	177

Total		630

Healthcare (1.5%)
AmerisourceBergen Corp., 1.150%, 5/15/17	250,000	249
Baxter International, Inc., 0.950%, 6/1/16	250,000	250
Express Scripts Holding Co., 1.250%, 6/2/17	400,000	399
Express Scripts Holding Co., 2.650%, 2/15/17	355,000	361
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	61
McKesson Corp., 1.400%, 3/15/18	275,000	272
McKesson Corp., 3.250%, 3/1/16	400,000	403
Thermo Fisher Scientific, Inc., 1.300%, 2/1/17	235,000	235
Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	900,000	908
Thermo Fisher Scientific, Inc., 2.400%, 2/1/19	65,000	65
Zimmer Biomet Holdings, Inc., 2.000%, 4/1/18	485,000	486

Total		3,689

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Industrials (0.5%)
SBA Tower Trust, 2.240%, 4/16/18 144A	180,000	179
SBA Tower Trust, 2.933%, 12/15/17 144A	945,000	959

Total		1,138

Insurance (1.2%)
ACE INA Holdings, Inc., 5.800%, 3/15/18	250,000	275
Aetna, Inc., 1.500%, 11/15/17	110,000	110
AIA Group, Ltd., 2.250%, 3/11/19 144A	200,000	200
Anthem, Inc., 1.875%, 1/15/18	100,000	100
Anthem, Inc., 2.250%, 8/15/19	500,000	498
CNA Financial Corp., 6.500%, 8/15/16	250,000	261
Fidelity National Financial, Inc., 6.600%, 5/15/17	130,000	139
Humana, Inc., 2.625%, 10/1/19	190,000	192
Marsh & McLennan Cos., Inc., 2.550%, 10/15/18	160,000	164
Metropolitan Life Global Funding I, 1.500%, 1/10/18 144A	250,000	250
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	252
UnitedHealth Group, Inc., 1.900%, 7/16/18	450,000	455

Total		2,896

Media (1.6%)
CCO Safari II, 3.579%, 7/23/20 144A	390,000	387
Comcast Corp., 4.950%, 6/15/16	250,000	257
Cox Communications, Inc., 5.500%, 10/1/15	1,000,000	1,000
McGraw Hill Financial, Inc., 2.500%, 8/15/18 144A	105,000	106
Omnicom Group, Inc., 4.450%, 8/15/20	55,000	59
Omnicom Group, Inc., 5.900%, 4/15/16	600,000	615
SES Global Americas Holdings GP, 2.500%, 3/25/19 144A	50,000	50
Thomson Reuters Corp., 0.875%, 5/23/16	600,000	600
Time Warner Cable, Inc., 8.250%, 4/1/19	445,000	519
Time Warner, Inc., 2.100%, 6/1/19	250,000	250

Total		3,843

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining (0.7%)
Anglo American PLC, 3.625%, 5/14/20 144A	310,000	270
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/20	575,000	519
Goldcorp, Inc., 2.125%, 3/15/18	450,000	445
Rio Tinto Finance USA PLC, 2.250%, 12/14/18	250,000	248
Vale Overseas, Ltd., 6.250%, 1/23/17	200,000	204

Total		1,686

Oil & Gas (1.7%)
BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	508
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	504
Exxon Mobil Corp., 0.702%, 3/6/22	1,110,000	1,104
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	782
Murphy Oil Corp., 2.500%, 12/1/17	500,000	488
Shell International Finance BV, 1.900%, 8/10/18	250,000	253
Total Capital Canada, Ltd., 1.450%, 1/15/18	250,000	251
Total Capital SA, 2.125%, 8/10/18	250,000	254

Total		4,144

Pharmaceuticals (2.4%)
AbbVie, Inc., 1.750%, 11/6/17	750,000	752
AbbVie, Inc., 1.800%, 5/14/18	380,000	379
Actavis Funding SCS, 2.350%, 3/12/18	955,000	959
Actavis Funding SCS, 2.450%, 6/15/19	100,000	100
Actavis, Inc., 1.875%, 10/1/17	445,000	444
Baxalta, Inc., 2.000%, 6/22/18 144A	80,000	80
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	446
Biogen, Inc., 2.900%, 9/15/20	230,000	232
Celgene Corp., 1.900%, 8/15/17	500,000	504
Celgene Corp., 2.250%, 5/15/19	340,000	344
Gilead Sciences, Inc., 1.850%, 9/4/18	265,000	267
Merck & Co., Inc., 1.300%, 5/18/18	250,000	250
Perrigo Co. PLC, 1.300%, 11/8/16	180,000	178

Short-Term Bond Portfolio

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/17 144A	750,000	754

Total		5,689

Pipelines (1.9%)
CenterPoint Energy Resources Corp., 6.000%, 5/15/18	250,000	278
CenterPoint Energy Resources Corp., 6.150%, 5/1/16	250,000	257
Columbia Pipeline Group, Inc., 2.450%, 6/1/18 144A	210,000	210
DCP Midstream Operating LP, 3.250%, 10/1/15	520,000	520
Enable Midstream Partners LP, 2.400%, 5/15/19 144A	250,000	237
EnLink Midstream Partners LP, 2.700%, 4/1/19	85,000	84
Enterprise Products Operating LLC, 3.200%, 2/1/16	100,000	101
Enterprise Products Operating LLC, 6.500%, 1/31/19	250,000	280
Kinder Morgan, Inc., 2.000%, 12/1/17	105,000	104
ONEOK Partners LP, 3.200%, 9/15/18	250,000	251
ONEOK Partners LP, 3.250%, 2/1/16	230,000	231
Spectra Energy Partners LP, 2.950%, 6/15/16	521,000	528
Tennessee Gas Pipeline Co. LLC, 8.000%, 2/1/16	500,000	511
TransCanada PipeLines, Ltd., 0.750%, 1/15/16	575,000	575
Williams Partners LP/Williams Partners Financial Corp., 7.250%, 2/1/17	275,000	293

Total		4,460

Real Estate Investment Trusts (1.2%)
American Campus Communities Operating Partnership LP, 3.350%, 10/1/20	205,000	207
Developers Diversified Realty Corp., 4.750%, 4/15/18	250,000	265
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	293
Kilroy Realty LP, 5.000%, 11/3/15	450,000	451

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Simon Property Group LP, 1.500%, 2/1/18 144A	250,000	250
Ventas Realty LP, 1.250%, 4/17/17	500,000	498
Ventas Realty LP, 1.550%, 9/26/16	450,000	451
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.750%, 9/15/17 144A	300,000	298
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	240,000	242

Total		2,955

Services (0.4%)
Alibaba Group Holding, Ltd., 2.500%, 11/28/19 144A	505,000	496
Republic Services, Inc., 5.500%, 9/15/19	250,000	279
Waste Management, Inc., 2.600%, 9/1/16	200,000	203

Total		978

Technology (1.7%)
Anstock II, Ltd., 2.125%, 7/24/17	300,000	297
Baidu, Inc., 2.750%, 6/9/19	200,000	198
Fidelity National Information Services, Inc., 1.450%, 6/5/17	250,000	248
Hewlett Packard Enterprice Co., 2.450%, 10/5/17 144A	940,000	939
Hewlett-Packard Co., 2.750%, 1/14/19	275,000	279
Juniper Networks, Inc., 3.100%, 3/15/16	135,000	136
Keysight Technologies, Inc., 3.300%, 10/30/19 144A	850,000	853
Oracle Corp., 2.375%, 1/15/19	250,000	255
Oracle Corp., 5.750%, 4/15/18	250,000	276
Tencent Holdings, Ltd., 2.000%, 5/2/17 144A	350,000	350
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	199

Total		4,030

Telecommunications (1.2%)
America Movil SAB de CV, 2.375%, 9/8/16	425,000	429
AT&T, Inc., 2.450%, 6/30/20	325,000	320

Corporate Bonds (45.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
British Telecommunications PLC, 2.350%, 2/14/19	250,000	251
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	232
Crown Castle Towers LLC, 6.113%, 1/15/20 144A	815,000	919
Verizon Communications, Inc., 1.100%, 11/1/17	200,000	198
Verizon Communications, Inc., 2.500%, 9/15/16	240,000	243
Verizon Communications, Inc., 3.650%, 9/14/18	335,000	353

Total		2,945

Transportation (1.9%)
Burlington Northern Santa Fe LLC, 5.750%, 3/15/18	750,000	823
ERAC USA Finance LLC, 1.400%, 4/15/16 144A	750,000	751
ERAC USA Finance LLC, 5.900%, 11/15/15 144A	500,000	503
HPHT Finance 15, Ltd., 2.250%, 3/17/18 144A	209,000	208
Kansas City Southern de Mexico SA de CV, 2.350%, 5/15/20	450,000	442
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 3/15/16 144A	460,000	463
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	750,000	760
Southwest Airlines Co., 2.750%, 11/6/19	280,000	285
Southwest Airlines Co., 5.750%, 12/15/16	230,000	243
Union Pacific Corp., 2.250%, 2/15/19	85,000	86

Total		4,564

Total Corporate Bonds
(Cost: $108,864)		108,848

Governments (9.5%)

Foreign Agencies (0.6%)
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	350,000	349

Short-Term Bond Portfolio

	Governments (9.5%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued
	Ecopetrol SA, 4.250%, 9/18/18	400,000	404
	Electricite de France SA, 1.150%, 1/20/17 144A	450,000	450
	Petroleos Mexicanos, 3.500%, 7/23/20 144A	185,000	180

	Total		1,383

	Governments (8.8%)
	Federal Home Loan Banks, 0.500%, 9/28/16	2,330,000	2,332
	Federal National Mortgage Association, 0.625%, 8/26/16	5,000,000	5,008
(f)	Mexican Bonos, 7.750%, 12/14/17 MXN	35,555,000	2,262
	US Treasury, 1.250%, 1/31/20	1,490,000	1,488
(b)	US Treasury Note, 0.500%, 7/31/17	10,100,000	10,081

	Total		21,171

	Yankee Sovereign (0.1%)
	Iceland Government International Bond, 4.875%, 6/16/16 144A	242,000	247

	Total		247

	Total Governments
	(Cost: $23,085)		22,801

	Municipal Bonds (0.9%)

	Municipal Bonds (0.9%)
	Province of Ontario Canada, , 2.000%, 9/27/18 GO	1,000,000	1,020
	State Board of Administration Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	201
	State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	192
	State of Illinois, Series 2010-3, 4.790%, 4/1/16 GO	300,000	305
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	198
	University of California, Series 2011Y-1, 0.693%, 7/1/41 RB	270,000	270

	Total Municipal Bonds
	(Cost: $2,157)		2,186

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products (41.8%)
AEP Texas Central Transition Funding II LLC, 5.170%, 1/1/18	609,093	639
Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/19	1,045,000	1,047
Ally Master Owner Trust, Series 2015-3, Class A, 1.630%, 5/15/20	1,195,000	1,195
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 1/15/20	1,000,000	1,004
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/20	1,775,000	1,789
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.260%, 11/8/19	735,000	734
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.270%, 1/8/20	400,000	400
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.110%, 11/15/18 144A	490,000	489
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.670%, 9/15/23 144A	520,000	522
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2, 1.150%, 7/10/17 144A	270,000	270
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	671
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AM, 6.467%, 2/10/51	440,000	477
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.537%, 10/12/41	296,256	305
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AM, 5.582%, 9/11/41	500,000	516

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR17, Class AAB, 5.703%, 6/11/50	179,092	179
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class AM, 6.084%, 6/11/50	500,000	539
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.990%, 8/21/17	295,000	295
Capital Auto Receivables Asset Trust, Series 2015-3, Class A2, 1.670%, 1/22/19	930,000	932
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	250,000	251
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/19	500,000	501
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.260%, 1/15/20	470,000	472
CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	420,000	417
CarMax Auto Owner Trust, Series 2014-4, Class A3, 1.250%, 11/15/19	440,000	441
CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.370%, 3/16/20	350,000	351
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.380%, 11/15/19	260,000	261
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.810%, 7/15/20	250,000	252
CCG Receivables Trust, Series 2015-1, Class A2, 1.460%, 11/14/18 144A	380,000	381
CD Commerical Mortgage Trust, Series 2007-CD5, Class AMA, 6.325%, 11/15/44	565,000	608
Chase Issuance Trust, Series 2014-A1, Class A, 1.150%, 1/15/19	400,000	401

Short-Term Bond Portfolio

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citibank Credit Card Issuance Trust, Series 2014-A9, Class A9, 0.445%, 11/23/18	695,000	694
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	191,961	191
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	306,098	306
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/48	480,093	481
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A11, 1.643%, 9/10/58	435,000	436
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1, 1.648%, 9/15/48	187,464	188
CNH Equipment Trust, Series 2013-B, Class A4, 0.990%, 11/15/18	845,000	844
CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	595,000	597
CNH Equipment Trust, Series 2014-B, Class A4, 1.610%, 5/17/21	1,150,000	1,156
Commercial Mortgage Trust, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	161,828	162
Commercial Mortgage Trust, Series 2014-CR21, Class A1, 1.494%, 12/10/47	81,944	82
Commercial Mortgage Trust, Series 2015-CR22, Class A1, 1.569%, 3/10/48	78,951	79
Commercial Mortgage Trust, Series 2015-PC1, Class A1, 1.667%, 7/10/50	647,656	649
Commercial Mortgage Trust, Series 2015-CR25, Class A1, 1.737%, 8/10/48	341,746	344
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 6.014%, 7/10/38	500,000	512
Commercial Mortgage Trust, Series 2001-J2A, Class C, 6.586%, 7/16/34 144A	421,893	437

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Commercial Mortgagr Trust, Series 2015-CR26, Class A1, 1.604%, 10/10/48	375,000	375
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	893,293	894
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	70,719	71
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1, 1.717%, 8/15/48	336,574	338
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	756,200	761
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49 144A	1,268,212	1,268
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.540%, 5/20/27 144A	250,744	253
Diamond Resorts Owner Trust, Series 2015-1, Class A, 2.730%, 7/20/27 144A	524,567	529
Discover Card Execution Note Trust, Series 2012-B3, Class B3, 0.657%, 5/15/18	1,000,000	1,000
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.040%, 4/15/19	1,150,000	1,152
Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 3/15/21	1,155,000	1,155
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	516,944	532
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.300%, 9/20/20 144A	465,000	465
Enterprise Fleet Financing LLC, Series 15-2, Class A2, 1.590%, 2/22/21 144A	600,000	602
FDIC Guaranteed Notes Trust 2010-S2, Series 2010-S2, Class 2A, 2.570%, 7/29/47 144A	305,470	311
Federal Home Loan Mortgage Corp., 0.557%, 2/15/45	333,435	334

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 15-DNA1, Class M1, 1.094%, 10/25/27	269,469	268
Federal Home Loan Mortgage Corp., Series 15-HQ1, Class M1, 1.244%, 3/25/25	232,888	233
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.250%, 6/15/27	2,349,111	2,288
Federal Home Loan Mortgage Corp., Series 15-HQ2, Class M1, 1.294%, 5/25/25	243,815	243
Federal Home Loan Mortgage Corp., Series 15-DNA2, Class M1, 1.344%, 12/25/27	302,969	303
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M1, 1.444%, 3/25/28	250,000	250
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.000%, 2/15/25	877,933	890
Federal Home Loan Mortgage Corp., 2.500%, 1/1/24	1,959,383	2,020
Federal Home Loan Mortgage Corp., 5.000%, 4/1/18	43,299	45
Federal Home Loan Mortgage Corp., 5.500%, 5/1/22	267,915	291
Federal Home Loan Mortgage Corp., 6.000%, 12/1/28	16,822	19
Federal Home Loan Mortgage Corp., 6.000%, 9/1/34	6,508	7
Federal Home Loan Mortgage Corp., 6.000%, 2/1/35	97,664	111
Federal Home Loan Mortgage Corp., 6.000%, 9/1/35	34,123	39
Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	10,079	11
Federal National Mortgage Association, 0.494%, 4/25/45	487,866	488
Federal National Mortgage Association, 0.594%, 1/25/45	567,226	569
Federal National Mortgage Association, Series 2010-95, Class BK, 1.500%, 2/25/20	638,909	646

Short-Term Bond Portfolio

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 1.694%, 7/25/25	177,906	178
Federal National Mortgage Association, 1.694%, 7/25/25	391,388	392
Federal National Mortgage Association, Series 2013-74, Class AD, 2.000%, 7/25/23	747,215	760
Federal National Mortgage Association, 2.500%, 10/1/22	1,293,693	1,335
Federal National Mortgage Association, 2.500%, 12/1/22	318,177	328
Federal National Mortgage Association, Series 2011-113, Class AG, 2.500%, 11/25/26	432,509	445
Federal National Mortgage Association, 3.000%, 6/1/22	384,022	402
Federal National Mortgage Association, 3.000%, 4/1/24	801,140	839
Federal National Mortgage Association, 3.000%, 3/1/30	493,157	515
Federal National Mortgage Association, 3.000%, 4/1/30	624,004	651
Federal National Mortgage Association, 3.000%, 7/1/30	782,911	817
Federal National Mortgage Association, 3.000%, 9/1/30	398,254	416
Federal National Mortgage Association, 3.500%, 5/1/27	1,503,522	1,591
Federal National Mortgage Association, 3.500%, 11/1/44	1,928,323	2,023
Federal National Mortgage Association, 4.000%, 2/1/29	1,880,461	2,001
Federal National Mortgage Association, 4.000%, 3/1/41	85,617	92
Federal National Mortgage Association, 4.000%, 3/1/42	872,671	934
Federal National Mortgage Association, 4.000%, 3/1/45	441,768	472
Federal National Mortgage Association, 4.500%, 5/1/40	289,688	315
Federal National Mortgage Association, 4.500%, 9/1/40	278,986	303

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.000%, 10/1/33	367,134	406
Federal National Mortgage Association, 5.500%, 8/1/37	206,953	233
Federal National Mortgage Association, 5.500%, 2/1/38	794,313	895
Federal National Mortgage Association, 6.000%, 8/1/22	148,750	164
Federal National Mortgage Association, 6.000%, 3/1/34	168,757	192
Federal National Mortgage Association, 6.000%, 8/1/34	464,168	528
Federal National Mortgage Association, 6.000%, 11/1/34	19,478	22
Federal National Mortgage Association, 6.000%, 12/1/34	5,947	7
Federal National Mortgage Association, 6.000%, 4/1/35	11,312	13
Federal National Mortgage Association, 6.000%, 5/1/38	8,960	10
Federal National Mortgage Association, 6.000%, 10/1/40	454,318	513
Federal National Mortgage Association, 6.500%, 7/1/32	52,294	61
Federal National Mortgage Association, 6.500%, 12/1/32	59,688	69
Federal National Mortgage Association Connecticut Avenue Securities, 1.694%, 2/25/25	106,243	106
Federal National Mortgage Association Connecticut Avenue Securities, 1.694%, 2/25/25	44,376	44
Federal National Mortgage Association Connecticut Avenue Securities, 2.144%, 11/25/24	209,214	211
Federal National Mortgage Association Connecticut Avenue Securities, 2.294%, 11/25/24	105,329	106
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.380%, 12/15/20	500,000	502

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.790%, 5/15/18	304,296	304
Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/19	790,000	790
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.290%, 4/15/19	425,000	426
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.420%, 8/15/19	400,000	402
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.270%, 1/15/17	154,377	155
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.500%, 1/15/20	575,000	586
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.200%, 2/15/19	500,000	500
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.400%, 8/15/19	1,150,000	1,152
GE Equipment Transportation LLC, Series 2015-1, Class A3, 1.280%, 2/25/19	133,000	134
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.650%, 5/15/20 144A	290,000	290
Government National Mortgage Association, 3.500%, 3/20/45	343,103	360
Government National Mortgage Association, 3.500%, 4/20/45	136,358	143
Government National Mortgage Association, 4.000%, 1/20/45	145,726	153
Government National Mortgage Association, 5.000%, 3/20/34	939,010	1,039
Government National Mortgage Association, 5.500%, 6/20/37	243,480	270
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	310,101	311
GS Mortgage Securities Trust, Series 2015-GC32, Class A1, 1.593%, 7/10/48	258,679	259

Short-Term Bond Portfolio

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1, 2.489%, 7/25/44 144A	130,084	130
Honda Auto Receivables Owner Trust, Series 2013-4, Class A4, 1.040%, 2/18/20	85,000	85
Honda Auto Receiveables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/18	845,000	845
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.400%, 11/15/18 144A	330,000	331
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 4/15/19	290,000	290
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.510%, 11/15/17	445,000	446
John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/19	160,000	160
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.440%, 5/15/45	485,000	498
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.667%, 12/12/44	600,000	603
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 6.082%, 2/12/51	350,000	376
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.100%, 4/15/45	1,050,000	1,074
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 6.159%, 2/15/51	680,000	724
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	250,661	250
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	487,345	486

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	470,446	471
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.625%, 5/15/48	188,903	189
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1, 1.738%, 7/15/48	815,471	818
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.670%, 7/15/20 144A	1,500,000	1,507
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	414
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.250%, 11/25/23	13,186	13
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	470,000	470
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 8/15/17	980,000	981
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	364
ML-CFC Commerical Mortgage Trust, Series 2006-4, Class AM, 5.204%, 12/12/49	210,000	218
MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.390%, 10/16/19 144A	225,000	225
Morgan Stanely Capital I Trust, Series 2006-T21, Class A4, 5.162%, 10/12/52	78,754	79
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1, 1.706%, 5/15/48	306,755	308
Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	310,906	312

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A1, 1.638%, 5/15/48	341,358	343
MVW Owner Trust 2015-1, Series 15-1A, Class A, 2.520%, 12/20/32 144A	673,459	678
Nissan Auto Lease Trust, Series 2014-A, Class A4, 1.040%, 10/15/19	1,150,000	1,150
Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.110%, 5/15/19	475,000	475
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.440%, 1/15/20	400,000	400
Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.344%, 6/25/36	76,080	76
Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.160%, 1/15/19	365,534	366
Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.550%, 10/15/18	925,000	926
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.820%, 8/15/17	47,120	47
Sierra Receivables Funding Co. LLC, Series 2013-3A, Class A, 2.200%, 10/20/30 144A	459,590	462
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.400%, 3/22/32 144A	406,529	409
Sierra Receivables Funding Co. LLC, Series 2015-2A, Class A, 2.430%, 6/20/32 144A	426,751	426
SMART ABS Trust, Series 2015-1US, Class A2A, 0.990%, 8/14/17	295,000	295
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.360%, 8/17/20	1,145,000	1,146
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.600%, 4/15/21	595,000	597

Short-Term Bond Portfolio

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.610%, 11/15/20	1,155,000	1,159
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.690%, 3/15/21	465,000	466
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.477%, 8/15/39	326,592	328
Towd Point Mortgage Trust, 2.750%, 4/26/55 144A	495,000	495
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.310%, 9/16/19	1,500,000	1,505
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4, 1.690%, 12/15/20	610,000	615
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.910%, 10/22/18	85,000	85
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A4, 1.160%, 3/20/20	1,150,000	1,145
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.450%, 9/21/20	425,000	426
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	949
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, 5.900%, 5/15/43	496,000	506
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	384,415	384
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	231,370	231
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	197,280	197
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	253,211	253

Structured Products (41.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.730%, 2/15/48	416,708	419
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.020%, 7/15/58	530,000	550
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.714%, 12/25/34	526,161	535
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	1,110,000	1,115
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	200,000	200
World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 5/15/20	150,000	150

Total Structured Products
(Cost: $100,235)		100,599

Total Investments (97.4%)
(Cost: $234,341)(a)		234,434

Other Assets, Less
Liabilities (2.6%)		6,375

Net Assets (100.0%)		240,809

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the value of these securities (in thousands) was $41,557 representing 17.3% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $234,341 and the net unrealized appreciation of investments based on that cost was $93 which is comprised of $1,033 aggregate gross unrealized appreciation and $940 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2015, $3,955)	33	12/15	$(22)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2015, $1,785)	14	12/15	(17)

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Barclays Capital Inc.	MXN	38,586	11/15	$98	$-	$98

					$98	$-	$98

MXN — Mexican New Peso

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$22,801	$-
Municipal Bonds	-	2,186	-
Corporate Bonds	-	108,848	-
Structured Products	-	98,895	1,704
Other Financial Instruments^
Forward Currency Contracts	-	98	-
Total Assets	$-	$232,828	$1,704
Liabilities:
Other Financial Instruments^
Futures	(39)	-	-
Total Liabilities	$(39)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

At the period ended September 30, 2015, there were transfers from Level 3 to Level 2 in the amount of $331 thousand. These transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party vendor utilizing a broker quote.

Select Bond Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)
Embraer Netherlands Finance BV, 5.050%, 6/15/25	1,520,000	1,406
L-3 Communications Corp., 3.950%, 5/28/24	2,320,000	2,224
Northrop Grumman Corp., 3.250%, 8/1/23	3,495,000	3,488
Northrop Grumman Corp., 3.850%, 4/15/45	1,160,000	1,044

Total		8,162

Autos & Vehicle Parts (0.8%)
Ford Motor Credit Co. LLC, 3.664%, 9/8/24	905,000	878
General Motors Co., 3.500%, 10/2/18	3,690,000	3,720
General Motors Co., 5.000%, 4/1/35	1,610,000	1,492
General Motors Co., 5.200%, 4/1/45	940,000	882
General Motors Financial Co., Inc., 3.450%, 4/10/22	2,930,000	2,818
Hyundai Capital America, 2.000%, 3/19/18 144A	1,300,000	1,295
Hyundai Capital America, 2.600%, 3/19/20 144A	3,240,000	3,230
Johnson Controls, Inc., 4.950%, 7/2/64	770,000	683
Magna International, Inc., 4.150%, 10/1/25	600,000	600
Toyota Motor Credit Corp., 2.750%, 5/17/21	3,516,000	3,580
Volkswagen Group of America Finance LLC, 2.400%, 5/22/20 144A	3,565,000	3,307

Total		22,485

Banking (4.3%)
Bank of America Corp., 3.875%, 8/1/25	6,635,000	6,727
Bank of America Corp., 6.000%, 9/1/17	3,690,000	3,977
Barclays PLC, 5.250%, 8/17/45	1,298,000	1,307
BNP Paribas, 4.375%, 9/28/25 144A	2,363,000	2,306
Citigroup, Inc., 1.550%, 8/14/17	5,235,000	5,241
Citigroup, Inc., 1.700%, 7/25/16	3,690,000	3,709
Citigroup, Inc., 4.450%, 9/29/27	4,715,000	4,690
Citigroup, Inc., 4.650%, 7/30/45	2,390,000	2,384

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.375%, 8/4/25	2,585,000	2,587
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.250%, 8/4/45	1,570,000	1,589
Cooperatieve Centrale Raiffessen-Boerenleenbank BA, 3.375%, 5/21/25	3,545,000	3,478
Credit Suisse Group Funding Guernsey, Ltd., 4.875%, 5/15/45 144A	1,420,000	1,391
DNB Boligkreditt AS, 2.000%, 5/28/20 144A	6,195,000	6,230
The Goldman Sachs Group, Inc., 3.750%, 5/22/25	2,410,000	2,415
The Goldman Sachs Group, Inc., 5.150%, 5/22/45	1,670,000	1,639
The Goldman Sachs Group, Inc., 6.750%, 10/1/37	2,600,000	3,102
HSBC Holdings PLC, 4.250%, 8/18/25	3,055,000	3,010
HSBC USA, Inc., 2.750%, 8/7/20	6,615,000	6,639
JPMorgan Chase & Co., 2.750%, 6/23/20	3,941,000	3,975
JPMorgan Chase & Co., 3.900%, 7/15/25	4,965,000	5,057
JPMorgan Chase & Co., 4.250%, 10/1/27	2,407,000	2,397
JPMorgan Chase & Co., 4.950%, 6/1/45	1,526,000	1,531
Lazard Group LLC, 3.750%, 2/13/25	4,670,000	4,456
Lazard Group LLC, 4.250%, 11/14/20	2,630,000	2,786
Morgan Stanley, 2.800%, 6/16/20	5,690,000	5,722
Morgan Stanley, 3.950%, 4/23/27	2,790,000	2,687
Morgan Stanley, 4.000%, 7/23/25	6,625,000	6,771
Murray Street Investment Trust I, 4.647%, 3/9/17	5,805,000	6,054
Nordea Bank AB, 2.500%, 9/17/20 144A	5,630,000	5,670
Santander UK Group Holdings PLC, 4.750%, 9/15/25 144A	2,860,000	2,836
Synchrony Financial, 4.500%, 7/23/25	3,090,000	3,114

	Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	UBS Group Funding Jersey, Ltd., 2.950%, 9/24/20 144A	4,956,000	4,965
	UBS Group Funding Jersey, Ltd., 4.125%, 9/24/25 144A	3,295,000	3,279
(d)	Washington Mutual Bank, 6.750%, 5/20/36	1,100,000	-
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,620,000	-

	Total		123,721

	Basic Materials (0.1%)
	International Paper Co., 5.150%, 5/15/46	2,640,000	2,579

	Total		2,579

	Chemicals (0.2%)
	Albemarle Corp., 5.450%, 12/1/44	2,130,000	2,158
	LYB International Finance BV, 4.875%, 3/15/44	1,265,000	1,199
	LyondellBasell Industries NV, 4.625%, 2/26/55	1,235,000	1,047
	The Mosaic Co., 5.450%, 11/15/33	945,000	996
	The Mosaic Co., 5.625%, 11/15/43	1,185,000	1,248

	Total		6,648

	Conglomerate & Diversified Manufacturing (0.1%)
	Valmont Industries, Inc., 5.250%, 10/1/54	1,675,000	1,474

	Total		1,474

	Consumer Products & Retailing (0.8%)
	Altria Group, Inc., 2.625%, 1/14/20	2,895,000	2,926
	Altria Group, Inc., 4.500%, 5/2/43	1,930,000	1,844
	BAT International Finance PLC, 3.950%, 6/15/25 144A	2,805,000	2,917
	Bed Bath & Beyond, Inc., 5.165%, 8/1/44	1,750,000	1,657
	Coach, Inc., 4.250%, 4/1/25	2,060,000	1,966
	Kohl’s Corp., 5.550%, 7/17/45	1,265,000	1,239
	McDonald’s Corp., 2.200%, 5/26/20	1,250,000	1,251
	McDonald’s Corp., 3.375%, 5/26/25	1,785,000	1,792
	Reynolds American, Inc., 4.450%, 6/12/25	2,095,000	2,192
	Reynolds American, Inc., 5.700%, 8/15/35	2,315,000	2,516

Select Bond Portfolio

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Walgreens Boot Alliance, Inc., 4.800%, 11/18/44	2,230,000	2,138
Yum! Brands, Inc., 5.350%, 11/1/43	1,515,000	1,455

Total		23,893

Electric Utilities (1.4%)
Alabama Power Co., 3.750%, 3/1/45	1,885,000	1,706
American Electric Power Co., Inc., 1.650%, 12/15/17	3,995,000	3,983
Appalachian Power Co., 4.450%, 6/1/45	1,320,000	1,281
Berkshire Hathaway Energy Co., 4.500%, 2/1/45	110,000	109
Commonwealth Edison Co., 3.700%, 3/1/45	635,000	581
Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	655,000	657
Dominion Resources, Inc., 3.900%, 10/1/25	1,818,000	1,838
Dominion Resources, Inc., 4.700%, 12/1/44	1,950,000	1,932
Duke Energy Progress, LLC, 3.250%, 8/15/25	2,655,000	2,699
Duke Energy Progress, LLC, 4.200%, 8/15/45	2,220,000	2,246
Kentucky Utilities Co., 4.375%, 10/1/45	1,205,000	1,242
PacifiCorp, 3.600%, 4/1/24	3,555,000	3,673
PECO Energy Co., 3.150%, 10/15/25	3,015,000	3,013
Potomac Electric Power Co., 3.600%, 3/15/24	1,710,000	1,778
PPL Electric Utilities Corp., 4.150%, 10/1/45	2,430,000	2,410
Public Service Co. of Colorado, 4.300%, 3/15/44	995,000	1,016
Public Service Electric & Gas Co., 3.050%, 11/15/24	1,550,000	1,538
Puget Energy, Inc., 6.000%, 9/1/21	4,420,000	5,083
Puget Sound Energy, Inc., 4.300%, 5/20/45	1,045,000	1,069
Southwestern Electric Power Co., 3.550%, 2/15/22	1,300,000	1,326
Southwestern Electric Power Co., 3.900%, 4/1/45	1,665,000	1,477
Virginia Electric & Power Co., 4.450%, 2/15/44	1,100,000	1,152

Total		41,809

Energy (0.7%)
Canadian Oil Sands, Ltd., 6.000%, 4/1/42 144A	1,845,000	1,335
ConocoPhillips Co., 2.875%, 11/15/21	1,745,000	1,748
Continental Resources, Inc., 4.500%, 4/15/23	875,000	760

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Kerr-McGee Corp., 6.950%, 7/1/24	5,235,000	6,128
Marathon Oil Corp., 3.850%, 6/1/25	600,000	531
Marathon Oil Corp., 5.200%, 6/1/45	2,985,000	2,518
Newfield Exploration Co., 5.625%, 7/1/24	1,325,000	1,252
Rowan Cos., 5.400%, 12/1/42	1,610,000	955
Rowan Cos., 5.850%, 1/15/44	1,010,000	631
Talisman Energy, Inc., 3.750%, 2/1/21	2,030,000	1,914
Weatherford International, Ltd., 4.500%, 4/15/22	1,500,000	1,213
Weatherford International, Ltd., 5.950%, 4/15/42	1,880,000	1,307

Total		20,292

Finance (0.2%)
General Electric Capital Corp., 5.875%, 1/14/38	3,615,000	4,508

Total		4,508

Food & Beverage (0.9%)
Anheuser-Busch InBev Finance, Inc., 4.625%, 2/1/44	905,000	882
Kraft Heinz Foods Co., 2.800%, 7/2/20 144A	4,635,000	4,665
Kraft Heinz Foods Co., 3.950%, 7/15/25 144A	4,710,000	4,819
Kraft Heinz Foods Co., 5.200%, 7/15/45 144A	1,015,000	1,075
Pernod-Ricard SA, 5.750%, 4/7/21 144A	4,050,000	4,556
Sysco Corp., 2.600%, 10/1/20	670,000	671
WM Wrigley Jr. Co., 2.000%, 10/20/17 144A	1,145,000	1,154
WM Wrigley Jr. Co., 2.400%, 10/21/18 144A	1,450,000	1,476
WM Wrigley Jr. Co., 2.900%, 10/21/19 144A	3,390,000	3,482
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	3,440,000	3,583

Total		26,363

Information Technology (0.6%)
Hewlett Packard Enterprise Co., 2.850%, 10/5/18 144A	5,670,000	5,663
Hewlett Packard Enterprise Co., 3.600%, 10/15/20 144A	4,255,000	4,254
Hewlett Packard Enterprise Co., 4.900%, 10/15/25 144A	4,275,000	4,263
Hewlett Packard Enterprise Co., 6.200%, 10/15/35 144A	935,000	935
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 144A	2,540,000	2,538

Total		17,653

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Insurance (0.7%)
AIA Group, Ltd., 3.200%, 3/11/25 144A	1,865,000	1,790
American International Group, Inc., 3.750%, 7/10/25	2,435,000	2,473
American International Group, Inc., 4.375%, 1/15/55	1,205,000	1,097
American International Group, Inc., 4.500%, 7/16/44	1,395,000	1,370
Anthem, Inc., 5.100%, 1/15/44	1,160,000	1,206
Assurant, Inc., 2.500%, 3/15/18	3,225,000	3,260
Liberty Mutual Group, Inc., 4.850%, 8/1/44 144A	2,490,000	2,421
Marsh & McLennan Cos., Inc., 3.750%, 3/14/26	2,695,000	2,710
MetLife, Inc., 1.903%, 12/15/17	1,650,000	1,662
Principal Financial Group, Inc., 3.400%, 5/15/25	860,000	846

Total		18,835

Media (1.2%)
British Sky Broadcasting Group PLC, 3.750%, 9/16/24 144A	3,240,000	3,194
CCO Safari II, LLC, 4.908%, 7/23/25 144A	3,590,000	3,573
CCO Safari II, LLC, 6.484%, 10/23/45 144A	3,708,000	3,741
Comcast Corp., 4.400%, 8/15/35	1,310,000	1,318
Cox Communications, Inc., 4.800%, 2/1/35 144A	1,180,000	1,046
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.800%, 3/15/22	735,000	740
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 1/15/25	4,140,000	4,061
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.450%, 4/1/24	3,015,000	3,093
Grupo Televisa SAB, 5.000%, 5/13/45	1,090,000	985
Scripps Networks Interactive, Inc., 2.800%, 6/15/20	1,935,000	1,915
Scripps Networks Interactive, Inc., 3.500%, 6/15/22	1,360,000	1,332
Scripps Networks Interactive, Inc., 3.900%, 11/15/24	2,385,000	2,340
Scripps Networks Interactive, Inc., 3.950%, 6/15/25	2,300,000	2,226
Time Warner Cable, Inc., 6.550%, 5/1/37	820,000	806

Select Bond Portfolio

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Media continued
Viacom, Inc., 4.850%, 12/15/34	2,635,000	2,276
Viacom, Inc., 5.250%, 4/1/44	1,145,000	999

Total		33,645

Metals & Mining (0.2%)
Barrick Gold Corp., 4.100%, 5/1/23	1,355,000	1,199
Rio Tinto Finance USA, Ltd., 3.750%, 6/15/25	3,435,000	3,351
Teck Resources, Ltd., 3.750%, 2/1/23	915,000	558
Vale Overseas, Ltd., 8.250%, 1/17/34	795,000	721

Total		5,829

Oil & Gas (0.7%)
Chevron Corp., 1.365%, 3/2/18	4,780,000	4,784
Chevron Corp., 2.411%, 3/3/22	4,110,000	4,023
Exxon Mobil Corp., 1.305%, 3/6/18	3,510,000	3,518
Exxon Mobil Corp., 1.912%, 3/6/20	4,085,000	4,111
Exxon Mobil Corp., 2.709%, 3/6/25	2,885,000	2,824
Marathon Petroleum Corp., 5.000%, 9/15/54	345,000	302
Valero Energy Corp., 4.900%, 3/15/45	2,120,000	1,887

Total		21,449

Pharmaceuticals (2.0%)
AbbVie, Inc., 2.500%, 5/14/20	7,550,000	7,508
AbbVie, Inc., 3.600%, 5/14/25	3,195,000	3,151
Actavis Funding SCS, 2.350%, 3/12/18	2,285,000	2,294
Actavis Funding SCS, 3.000%, 3/12/20	2,905,000	2,908
Actavis Funding SCS, 3.800%, 3/15/25	3,715,000	3,589
Actavis Funding SCS, 4.750%, 3/15/45	3,015,000	2,737
Amgen, Inc., 2.200%, 5/22/19	2,420,000	2,430
Amgen, Inc., 2.700%, 5/1/22	1,950,000	1,912
Baxalta, Inc., 5.250%, 6/23/45 144A	2,975,000	3,003
Biogen, Inc., 2.900%, 9/15/20	1,800,000	1,818
Biogen, Inc., 3.625%, 9/15/22	1,565,000	1,577
Biogen, Inc., 4.050%, 9/15/25	3,011,000	3,042
Biogen, Inc., 5.200%, 9/15/45	1,016,000	1,025
Celgene Corp., 2.875%, 8/15/20	1,785,000	1,801
Celgene Corp., 3.875%, 8/15/25	975,000	975
Celgene Corp., 5.000%, 8/15/45	1,900,000	1,885

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Gilead Sciences, Inc., 2.550%, 9/1/20	4,720,000	4,750
Gilead Sciences, Inc., 3.650%, 3/1/26	4,760,000	4,782
Gilead Sciences, Inc., 4.600%, 9/1/35	1,445,000	1,446
Gilead Sciences, Inc., 4.750%, 3/1/46	2,160,000	2,170
Mylan, Inc., 5.400%, 11/29/43	1,280,000	1,266
Perrigo Finance PLC, 3.900%, 12/15/24	2,970,000	2,925

Total		58,994

Pipelines (1.0%)
Energy Transfer Partners LP, 2.500%, 6/15/18	2,510,000	2,499
Energy Transfer Partners LP, 4.050%, 3/15/25	2,375,000	2,099
Energy Transfer Partners LP, 4.150%, 10/1/20	1,270,000	1,285
Energy Transfer Partners LP, 4.750%, 1/15/26	3,765,000	3,464
Energy Transfer Partners LP, 6.125%, 12/15/45	915,000	812
EnLink Midstream Partners LP, 5.050%, 4/1/45	3,955,000	3,351
Enterprise Products Operating LLC, 3.700%, 2/15/26	2,530,000	2,391
Enterprise Products Operating LLC, 3.750%, 2/15/25	1,945,000	1,854
Enterprise Products Operating LLC, 4.850%, 3/15/44	370,000	330
Enterprise Products Operating LLC, 4.900%, 5/15/46	753,000	682
Gulfstream Natural Gas System LLC, 5.950%, 10/15/45 144A	3,125,000	3,080
Kinder Morgan, Inc., 5.300%, 12/1/34	1,520,000	1,294
Kinder Morgan, Inc., 5.550%, 6/1/45	660,000	548
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/45	755,000	613
Western Gas Partners LP, 3.950%, 6/1/25	3,670,000	3,437
Williams Partners LP, 4.000%, 9/15/25	2,345,000	2,031

Total		29,770

Real Estate Investment Trusts (0.7%)
DDR Corp., 3.375%, 5/15/23	3,195,000	3,055
DDR Corp., 4.625%, 7/15/22	3,857,000	4,040
Healthcare Trust of America Holdings, LP, 3.375%, 7/15/21	2,090,000	2,087
Mid-America Apartments LP, 3.750%, 6/15/24	2,905,000	2,852

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued
Mid-America Apartments LP, 4.300%, 10/15/23	1,350,000	1,386
Tanger Properties LP, 3.750%, 12/1/24	1,455,000	1,440
Tanger Properties LP, 3.875%, 12/1/23	1,680,000	1,683
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.250%, 10/5/20 144A	2,930,000	2,958

Total		19,501

Services (0.4%)
Alibaba Group Holding, Ltd., 3.600%, 11/28/24 144A	2,795,000	2,611
Amazon.com, Inc., 4.950%, 12/5/44	3,320,000	3,392
Automatic Data Processing, Inc., 2.250%, 9/15/20	1,355,000	1,363
Automatic Data Processing, Inc., 3.375%, 9/15/25	2,665,000	2,707
Block Financial LLC, 4.125%, 10/1/20	1,370,000	1,370
Block Financial LLC, 5.250%, 10/1/25	845,000	846

Total		12,289

Technology (0.6%)
Baidu, Inc., 4.125%, 6/30/25	1,360,000	1,329
Intel Corp., 2.450%, 7/29/20	2,655,000	2,690
Intel Corp., 3.100%, 7/29/22	2,655,000	2,697
Intel Corp., 3.700%, 7/29/25	1,460,000	1,498
Intel Corp., 4.900%, 7/29/45	1,385,000	1,434
Oracle Corp., 2.500%, 5/15/22	3,225,000	3,178
Oracle Corp., 2.950%, 5/15/25	2,090,000	2,037
Oracle Corp., 3.900%, 5/15/35	725,000	688
Verisk Analytics, Inc., 5.500%, 6/15/45	455,000	447

Total		15,998

Telecommunications (1.5%)
America Movil SAB de CV, 3.125%, 7/16/22	3,010,000	2,922
American Tower Corp., 2.800%, 6/1/20	1,605,000	1,602
American Tower Corp., 3.450%, 9/15/21	3,165,000	3,179
American Tower Corp., 3.500%, 1/31/23	3,115,000	3,001
American Tower Corp., 4.000%, 6/1/25	1,755,000	1,712
AT&T, Inc., 3.000%, 6/30/22	5,265,000	5,137
AT&T, Inc., 3.400%, 5/15/25	5,550,000	5,297

Select Bond Portfolio

Corporate Bonds (20.2%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
AT&T, Inc., 4.500%, 5/15/35	1,070,000	979
Bharti Airtel International Netherlands BV, 5.350%, 5/20/24 144A	1,645,000	1,761
Bharti Airtel, Ltd., 4.375%, 6/10/25 144A	1,745,000	1,740
Verizon Communications, Inc., 2.500%, 9/15/16	3,205,000	3,249
Verizon Communications, Inc., 4.272%, 1/15/36 144A	1,878,000	1,703
Verizon Communications, Inc., 4.400%, 11/1/34	3,614,000	3,363
Verizon Communications, Inc., 4.862%, 8/21/46	8,450,000	7,924

Total		43,569

Transportation (0.8%)
AP Moeller - Maersk, 2.875%, 9/28/20 144A	5,625,000	5,634
AP Moeller - Maersk, 3.875%, 9/28/25 144A	2,501,000	2,477
Burlington Northern Santa Fe LLC, 3.650%, 9/1/25	1,780,000	1,800
Burlington Northern Santa Fe LLC, 4.700%, 9/1/45	1,780,000	1,791
ERAC USA Finance LLC, 4.500%, 2/15/45 144A	850,000	786
ERAC USA Finance LLC, 5.625%, 3/15/42 144A	2,680,000	2,874
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.050%, 1/9/20 144A	870,000	878
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.200%, 7/15/20 144A	4,370,000	4,419
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 144A	3,395,000	3,318

Total		23,977

Total Corporate Bonds
(Cost: $596,511)		583,443

Governments (34.7%)

Foreign Agencies (0.8%)
Comision Federal de Electricidad, 6.125%, 6/16/45 144A	1,075,000	1,011
Corp. Nacional del Cobre de Chile, 4.500%, 9/16/25 144A	1,665,000	1,599
Ecopetrol SA, 5.375%, 6/26/26	2,780,000	2,426
Ecopetrol SA, 5.875%, 5/28/45	1,435,000	1,094
Ecopetrol SA, 7.375%, 9/18/43	420,000	384
Japan Bank for International Cooperation, 1.750%, 5/28/20	4,565,000	4,568
Petroleos Mexicanos, 2.460%, 12/15/25	6,419,000	6,520

Governments (34.7%)	Shares/ $ Par	Value $ (000’s)

Foreign Agencies continued
Petroleos Mexicanos, 4.500%, 1/23/26 144A	1,325,000	1,222
Petroleos Mexicanos, 5.625%, 1/23/46 144A	2,150,000	1,750
Statoil ASA, 2.900%, 11/8/20	2,965,000	3,057

Total		23,631

Governments (32.4%)
Federal Home Loan Bank, 0.500%, 9/28/16	3,440,000	3,443
Israel Government AID Bond, 5.500%, 4/26/24	11,750,000	14,544
Tennessee Valley Authority, 4.250%, 9/15/65	4,072,000	4,092
US Treasury, 0.625%, 7/31/17	75,277,000	75,305
US Treasury, 0.625%, 8/31/17	67,045,000	67,042
US Treasury, 0.625%, 9/30/17	76,308,000	76,272
US Treasury, 0.875%, 4/30/17	8,413,000	8,455
US Treasury, 0.875%, 5/15/17	11,232,000	11,289
US Treasury, 0.875%, 8/15/17	53,960,000	54,210
US Treasury, 0.875%, 7/15/18	1,510,000	1,510
US Treasury, 1.000%, 3/15/18	14,753,000	14,830
US Treasury, 1.000%, 8/15/18	3,992,000	4,003
US Treasury, 1.000%, 9/15/18	90,218,000	90,425
US Treasury, 1.000%, 9/30/19	15,173,000	15,052
US Treasury, 1.375%, 9/30/20	75,474,000	75,456
US Treasury, 1.500%, 10/31/19	86,869,000	87,827
US Treasury, 1.625%, 6/30/20	20,566,000	20,826
US Treasury, 1.625%, 7/31/20	3,277,000	3,317
US Treasury, 1.750%, 9/30/19	79,635,000	81,323
US Treasury, 1.750%, 9/30/22	15,641,000	15,633
US Treasury, 2.000%, 8/15/25	30,809,000	30,646
US Treasury, 2.125%, 5/15/25	42,919,000	43,177
US Treasury, 2.500%, 2/15/45	20,364,000	18,747
US Treasury, 2.625%, 11/15/20	34,698,000	36,691
US Treasury, 2.875%, 8/15/45	10,188,000	10,183
US Treasury, 3.000%, 5/15/45	34,830,000	35,644
US Treasury, 3.375%, 11/15/19	7,945,000	8,630
US Treasury, 3.375%, 5/15/44	26,315,000	28,881

Total		937,453

Governments (34.7%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign (1.5%)
Colombia Government International Bond, 4.500%, 1/28/26	2,519,000	2,450
Federative Republic of Brazil, 4.250%, 1/7/25	215,000	188
Federative Republic of Brazil, 5.000%, 1/27/45	3,130,000	2,340
Jordan Government International Bond, 2.578%, 6/30/22	4,625,000	4,778
Jordan Government International Bond, 3.000%, 6/30/25	2,638,000	2,722
Peruvian Government International Bond, 4.125%, 8/25/27	1,190,000	1,166
Republic of Indonesia, 4.125%, 1/15/25 144A	2,175,000	2,016
Republic of Paraguay, 4.625%, 1/25/23 144A	1,255,000	1,233
Republic of Paraguay, 6.100%, 8/11/44 144A	1,335,000	1,305
Slovakia Government International Bond, 4.375%, 5/21/22 144A	6,080,000	6,777
Slovenia Government International Bond, 5.250%, 2/18/24 144A	7,450,000	8,195
Slovenia Government International Bond, 5.500%, 10/26/22 144A	2,055,000	2,308
Slovenia Government International Bond, 5.850%, 5/10/23 144A	1,500,000	1,714
United Mexican States, 5.750%, 10/12/10	5,354,000	5,006

Total		42,198

Total Governments
(Cost: $998,052)		1,003,282

Municipal Bonds (0.9%)

Municipal Bonds (0.9%)
County of Clark Department of Aviation, 6.820%, 7/1/45 RB	4,155,000	5,690
Los Angeles Community College District, Series 2010-E, 6.750%, 8/1/49 GO	2,800,000	3,866
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	3,715,000	5,001
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	3,320,000	4,544
Ohio State University, 4.800%, 6/1/11 RB	1,140,000	1,114
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,815,000	3,691

Select Bond Portfolio

Municipal Bonds (0.9%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
State of California, Series 2010, 7.600%, 11/1/40 GO	2,545,000	3,724

Total Municipal Bonds
(Cost: $29,248)		27,630

Structured Products (48.9%)

Structured Products (48.9%)
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.630%, 5/15/17	1,416,430	1,416
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.490%, 11/15/19	2,718,000	2,724
Ally Auto Receivables Trust, Series 2014-2, , 1.840%, 1/15/20	500,000	505
Ally Master Owner Trust, Series 2014-5, 0.697%, 10/15/19	18,542,000	18,500
Ally Master Owner Trust, Series 2015-2, Class A1, 0.777%, 1/15/21	5,191,000	5,191
Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/19	1,298,000	1,300
Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/19	10,470,000	10,490
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.585%, 2/14/43 IO	4,425,466	52
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/19 144A	4,736,000	4,753
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/19 144A	5,393,000	5,433
Bank of The West Auto Trust, Series 2014-1, Class A3, 1.090%, 3/15/19 144A	2,384,000	2,385
California Republic Auto Receivables Trust, Series 2015-2, Class A3, 1.310%, 8/15/19	6,079,000	6,065
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.330%, 4/15/19	4,057,000	4,036
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.820%, 9/15/20	2,888,000	2,928
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2, 0.850%, 2/21/17	292,561	292
Capital Auto Receivables Asset Trust, Series 2014-1, Class A, 0.960%, 4/20/17	2,556,675	2,557

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Capital Auto Receivables Asset Trust, Series 2013-1, Class A4, 0.970%, 1/22/18	17,250,000	17,245
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3, 1.090%, 3/20/18	4,384,000	4,381
Capital Auto Receivables Asset Trust, Series 2014-3, Class A2, 1.180%, 12/20/17	9,740,000	9,739
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2, 1.390%, 9/20/18	2,334,000	2,339
Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/19	11,197,000	11,229
Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.690%, 10/22/18	3,432,000	3,453
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 9/20/19	3,384,000	3,392
Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, 1.860%, 10/21/19	5,656,000	5,678
Capital Auto Receivables Asset Trust, Series 2015-2, Class A4, 1.970%, 1/21/20	5,017,000	5,044
Capital Auto Receivables Asset Trust, Series 2015-3, Class A3, 1.970%, 1/21/20	3,714,000	3,743
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.260%, 1/15/20	1,530,000	1,536
CFCRE Commercial Mortgage Trust, Series 2011-C1, 4.961%, 4/15/44 144A	5,592,000	6,266
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.633%, 9/10/20	374,000	374
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.150%, 7/15/21	12,090,000	12,335
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/46	475,000	515
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.500%, 4/25/35	297,083	301

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A3, 4.205%, 7/10/46 144A	3,672,000	4,005
Commercial Mortgage Trust, Series 2015-PC1, Class ASB, 3.608%, 7/10/50	3,070,000	3,224
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/48	917,000	958
Commercial Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/47	2,253,000	2,391
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838%, 9/10/47	1,394,000	1,481
Commercial Mortgage Trust Pass Through Certificates, Series 2012-CR1, Class A2, 2.350%, 5/15/45	4,195,388	4,261
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	955,000	955
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	5,300,000	5,556
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	3,817,000	4,003
Commerical Mortgage Trust, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,177
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.500%, 7/25/43 144A	6,150,015	6,049
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,861,806	1,901
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class ASB, 3.224%, 6/15/57	2,256,000	2,326
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class AS, 3.849%, 6/15/57	1,653,000	1,702
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44 144A	5,616,000	6,252

Select Bond Portfolio

	Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.900%, 10/17/22	1,545,000	1,548
	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.594%, 2/15/31 IO	6,344,633	46
	DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.688%, 10/15/30 IO 144A	41,338	- (m)
	Federal Home Loan Mortgage Corp., 1.443%, 1/25/25	3,948,037	3,948
	Federal Home Loan Mortgage Corp., 2.500%, 6/15/45	8,695,322	8,902
	Federal Home Loan Mortgage Corp., 2.606%, 7/1/45	2,459,000	2,521
	Federal Home Loan Mortgage Corp., 2.622%, 12/1/42	3,298,645	3,380
	Federal Home Loan Mortgage Corp., 2.650%, 10/1/45	2,845,000	2,916
	Federal Home Loan Mortgage Corp., 2.693%, 8/1/45	2,513,205	2,581
	Federal Home Loan Mortgage Corp., 2.743%, 8/1/45	1,999,795	2,057
	Federal Home Loan Mortgage Corp., 2.744%, 5/1/45	2,189,473	2,258
	Federal Home Loan Mortgage Corp., 2.755%, 9/1/45	1,630,000	1,676
	Federal Home Loan Mortgage Corp., 2.757%, 8/1/44	1,836,808	1,902
(n)	Federal Home Loan Mortgage Corp., 2.790%, 7/1/45	3,440,000	3,527
(n)	Federal Home Loan Mortgage Corp., 2.830%, 10/1/45	2,857,000	2,932
	Federal Home Loan Mortgage Corp., 2.893%, 8/1/44	4,279,136	4,449
	Federal Home Loan Mortgage Corp., Series 271, Class 30, 3.000%, 8/15/42	521,512	529
	Federal Home Loan Mortgage Corp., 3.000%, 1/15/43	10,453,374	10,640
	Federal Home Loan Mortgage Corp., 3.000%, 7/15/43	18,760,557	19,271
	Federal Home Loan Mortgage Corp., 3.000%, 2/15/45	16,094,981	16,452
	Federal Home Loan Mortgage Corp., 3.002%, 9/1/45	1,178,000	1,222

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 3.500%, 12/1/28	567,811	605
Federal Home Loan Mortgage Corp., 3.500%, 11/1/29	7,367,494	7,833
Federal Home Loan Mortgage Corp., 3.500%, 1/1/30	371,719	395
Federal Home Loan Mortgage Corp., 3.500%, 4/1/30	9,225,102	9,828
Federal Home Loan Mortgage Corp., 3.500%, 6/1/30	2,520,404	2,686
Federal Home Loan Mortgage Corp., 3.500%, 7/1/30	2,575,226	2,744
Federal Home Loan Mortgage Corp., 3.500%, 8/1/30	4,085,064	4,353
Federal Home Loan Mortgage Corp., 3.500%, 9/1/30	366,000	389
Federal Home Loan Mortgage Corp., 3.500%, 10/1/30	3,624,000	3,860
Federal Home Loan Mortgage Corp., 3.500%, 9/1/35	10,324,655	10,879
Federal Home Loan Mortgage Corp., Series 4227, Class AB, 3.500%, 10/15/37	5,409,990	5,716
Federal Home Loan Mortgage Corp., 3.500%, 5/1/43	6,256,532	6,537
Federal Home Loan Mortgage Corp., 3.500%, 12/1/43	19,519,568	20,396
Federal Home Loan Mortgage Corp., 3.500%, 7/1/45	659,086	688
Federal Home Loan Mortgage Corp., 3.500%, 8/1/45	1,051,464	1,097
Federal Home Loan Mortgage Corp., 4.000%, 10/1/29	13,480,019	14,492
Federal Home Loan Mortgage Corp., 4.000%, 9/15/40	5,543,392	5,935
Federal Home Loan Mortgage Corp., 4.000%, 2/1/45	1,570,405	1,698
Federal Home Loan Mortgage Corp., 4.000%, 9/1/45	6,841,000	7,387
Federal Home Loan Mortgage Corp., 4.000%, 10/1/45	4,868,000	5,227
Federal Home Loan Mortgage Corp., 4.500%, 5/1/19	438,707	455
Federal Home Loan Mortgage Corp., 4.500%, 8/1/20	12,318,105	12,760

	Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 5.000%, 5/1/42	105,671	119
	Federal Home Loan Mortgage Corp., 5.000%, 9/1/43	521,124	586
	Federal Home Loan Mortgage Corp., 5.000%, 10/1/43	723,401	813
	Federal Home Loan Mortgage Corp., 5.000%, 7/1/44	2,983,636	3,354
	Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.000%, 4/15/32	849,751	964
	Federal Home Loan Mortgage Corp. TBA, 3.500%, 10/1/41	31,200,000	32,463
	Federal National Mortage Association, 4.000%, 10/1/45	1,170,000	1,252
	Federal National Mortgage Association, 0.000%, 10/9/19	7,000,000	6,500
	Federal National Mortgage Association, 2.455%, 7/1/45	3,013,700	3,078
	Federal National Mortgage Association, 2.510%, 9/1/45	1,148,187	1,174
	Federal National Mortgage Association, 2.560%, 8/1/45	3,282,943	3,364
	Federal National Mortgage Association, 2.562%, 3/1/45	1,039,086	1,069
	Federal National Mortgage Association, 2.599%, 9/1/45	2,341,918	2,401
	Federal National Mortgage Association, 2.620%, 7/1/45	950,646	977
	Federal National Mortgage Association, 2.677%, 10/1/45	1,813,000	1,862
	Federal National Mortgage Association, 2.699%, 10/1/45	2,247,000	2,310
	Federal National Mortgage Association, 2.731%, 1/1/45	4,629,823	4,790
	Federal National Mortgage Association, 2.747%, 2/1/45	3,327,366	3,445
(n)	Federal National Mortgage Association, 2.750%, 11/1/45	2,906,000	2,978
(n)	Federal National Mortgage Association, 2.760%, 10/1/45	3,456,000	3,545
	Federal National Mortgage Association, 2.760%, 9/1/45	4,704,094	4,849
	Federal National Mortgage Association, 2.770%, 7/1/45	1,684,144	1,740

Select Bond Portfolio

	Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal National Mortgage Association, 2.770%, 9/1/45	5,296,000	5,460
(n)	Federal National Mortgage Association, 2.790%, 10/1/45	2,871,000	2,943
(n)	Federal National Mortgage Association, 2.810%, 10/1/45	3,037,000	3,116
	Federal National Mortgage Association, 2.832%, 5/1/43	1,298,225	1,345
	Federal National Mortgage Association, 2.947%, 9/1/45	1,174,000	1,217
	Federal National Mortgage Association TBA, 3.000%, 10/1/30	4,900,000	5,103
	Federal National Mortgage Association, 3.000%, 10/1/42	1,096,939	1,116
	Federal National Mortgage Association, Series 2012-112, Class DA, 3.000%, 10/25/42	1,073,808	1,093
	Federal National Mortgage Association, 3.000%, 4/1/43	10,993,388	11,177
	Federal National Mortgage Association, 3.000%, 9/1/43	1,227,170	1,245
	Federal National Mortgage Association, 3.192%, 10/1/43	2,561,608	2,676
(n)	Federal National Mortgage Association, 3.500%, 10/1/35	5,747,000	6,055
	Federal National Mortgage Association, 3.500%, 12/1/29	2,845,770	3,030
	Federal National Mortgage Association, 3.500%, 1/1/30	5,755,186	6,139
	Federal National Mortgage Association, 3.500%, 2/1/30	4,084,415	4,350
	Federal National Mortgage Association, 3.500%, 4/1/30	3,812,068	4,067
	Federal National Mortgage Association, 3.500%, 7/1/30	2,709,038	2,891
	Federal National Mortgage Association, 3.500%, 8/1/30	2,027,631	2,165
	Federal National Mortgage Association, 3.500%, 9/1/30	1,063,621	1,135
	Federal National Mortgage Association, 3.500%, 9/1/35	9,179,512	9,669
	Federal National Mortgage Association, 3.500%, 12/1/42	2,997,231	3,135
	Federal National Mortgage Association, 3.500%, 6/1/45	15,235,779	15,935

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 3.500%, 8/1/45	25,364,019	26,528
Federal National Mortgage Association, 4.000%, 3/1/29	8,646,154	9,279
Federal National Mortgage Association, 4.000%, 11/1/29	12,749,449	13,729
Federal National Mortgage Association, 4.000%, 9/1/41	167,686	182
Federal National Mortgage Association, 4.000%, 10/1/41	375,986	407
Federal National Mortgage Association, 4.000%, 11/1/41	289,547	313
Federal National Mortgage Association, 4.000%, 12/1/41	360,739	391
Federal National Mortgage Association, 4.000%, 7/1/42	9,302,912	10,034
Federal National Mortgage Association, 4.000%, 4/1/43	101,353	109
Federal National Mortgage Association, 4.000%, 11/1/44	3,012,290	3,257
Federal National Mortgage Association, 4.000%, 12/1/44	4,912,672	5,312
Federal National Mortgage Association, 4.000%, 6/1/45	10,694,127	11,563
Federal National Mortgage Association, 4.000%, 12/1/44	12,142,000	13,122
Federal National Mortgage Association, 4.377%, 4/1/40	2,106,466	2,249
Federal National Mortgage Association, 4.500%, 6/1/19	2,403,140	2,501
Federal National Mortgage Association, 4.500%, 12/1/19	262,493	272
Federal National Mortgage Association, 4.500%, 1/1/20	5,569,751	5,774
Federal National Mortgage Association, 4.500%, 2/1/44	19,272,875	21,297
Federal National Mortgage Association, 4.500%, 3/1/44	2,339,446	2,579
Federal National Mortgage Association, 4.500%, 4/1/44	8,178,684	9,041
Federal National Mortgage Association, 4.500%, 6/1/44	2,710,700	2,996
Federal National Mortgage Association, 4.500%, 3/1/45	1,997,161	2,216

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.000%, 7/1/41	2,835,046	3,195
Federal National Mortgage Association, 5.000%, 9/1/43	50,093	56
Federal National Mortgage Association, 5.000%, 10/1/43	179,346	202
Federal National Mortgage Association, 5.000%, 12/1/43	46,804	53
Federal National Mortgage Association, 5.000%, 1/1/44	22,372	25
Federal National Mortgage Association, 5.000%, 7/1/44	22,335,518	25,195
Federal National Mortgage Association, 6.750%, 4/25/18	48,621	49
Federal National Mortgage Association, Series 2007-108, Class AN, 8.197%, 11/25/37	872,585	1,070
Federal National Mortgage Association Strip, Series 411, Class A3, 3.000%, 8/25/42	25,131,950	25,539
Federal National Mortgage Association TBA, 3.500%, 10/1/42	6,900,000	7,198
Federal National Mortgage Association TBA, 3.500%, 11/1/42	94,500,000	98,368
Federal National Mortgage Association TBA, 4.000%, 10/1/44	9,500,000	10,133
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.570%, 10/15/17	1,640,970	1,641
Ford Credit Auto Owner Trust, Series 13-D, Class A3, 0.670%, 4/15/18	1,514,662	1,514
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.790%, 5/15/18	3,608,077	3,608
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/25 144A	6,558,000	6,656
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.440%, 1/15/27	1,923,000	1,954
Ford Credit Floorplan Master Owner Trust, Series 2014-2, Class A, 0.707%, 2/15/21	2,781,000	2,764
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 0.777%, 1/15/22	9,016,000	8,943

Select Bond Portfolio

	Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.200%, 2/15/19	1,643,000	1,644
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	1,091,444	1,112
(n)	Government National Mortgage Association, 2.500%, 10/1/45	3,889,562	3,992
	Government National Mortgage Association, 2.500%, 5/20/45	11,693,068	11,971
	Government National Mortgage Association, 2.500%, 8/20/45	2,088,644	2,146
	Government National Mortgage Association TBA, 3.000%, 10/1/45	23,300,000	23,776
	Government National Mortgage Association TBA, 3.500%, 11/1/44	52,400,000	54,783
	Government National Mortgage Association TBA, 3.500%, 12/1/44	11,700,000	12,205
	Government National Mortgage Association TBA, 3.500%, 10/1/45	8,300,000	8,697
	Government National Mortgage Association, 4.000%, 5/20/45	982,348	1,063
	Government National Mortgage Association, 4.000%, 8/20/45	71,745,261	76,590
	Government National Mortgage Association, 4.000%, 9/20/45	1,234,000	1,341
	Government National Mortgage Association, 4.500%, 4/15/45	134,488	148
	Government National Mortgage Association, 4.500%, 5/20/45	1,131,813	1,238
	Government National Mortgage Association, 4.500%, 6/20/45	2,428,027	2,670
	Government National Mortgage Association, 4.500%, 7/20/45	3,564,343	3,904
	Government National Mortgage Association, 4.500%, 8/20/45	11,520,655	12,441
	Government National Mortgage Association, 4.500%, 9/20/45	1,075,000	1,184
	GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.144%, 5/10/45	507,090	507
	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AAB, 3.120%, 5/10/50	2,060,000	2,105
	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	609,092	608

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GS Mortgage Securities Trust, Series 2012-GC6, Class A1, 1.282%, 1/10/45	30,961	31
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2, 2.318%, 5/10/45	3,626,000	3,667
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB, 2.935%, 5/10/45	423,000	438
GS Mortgage Securities Trust, Series 2014-GC26, Class AAB, 3.365%, 11/10/47	2,187,000	2,281
GS Mortgage Securities Trust, Series 2015-GC32, Class AAB, 3.513%, 7/10/48	3,063,000	3,203
GS Mortgage Securities Trust, Series 2012-GC3, Class A2, 3.645%, 3/10/44 144A	2,108,464	2,111
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648%, 1/10/47	65,000	69
Hyundai Auto Receivables Trust, Series 2013-A, Class A4, 0.750%, 9/17/18	1,362,000	1,361
Hyundai Auto Receivables Trust, Series 2014-B, Class A3, 0.900%, 12/17/18	2,686,000	2,685
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.010%, 2/15/18	1,972,928	1,975
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.010%, 2/15/19	1,208,000	1,209
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.510%, 11/15/17	2,455,000	2,458
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	6,078,627	7,016
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2, 1.677%, 12/15/47	1,215,000	1,221
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.070%, 11/15/43 144A	1,725,000	1,852
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/47	1,856,996	1,924

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	1,733,335	1,785
JP Morgan Chase Mortgage Securities Trust, Series 2011-C4, Class A3, 4.106%, 7/15/46 144A	3,796,000	4,006
JP Morgan Mortgage Trust, Series 15-IVR2, Class A2, 2.772%, 1/25/45 144A	2,877,533	2,901
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	1,502,000	1,476
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class ASB, 3.042%, 10/15/48	1,116,000	1,138
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB, 3.407%, 11/15/47	12,477,000	13,041
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.551%, 7/15/48	1,838,000	1,897
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.559%, 7/15/48	2,451,000	2,572
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.657%, 9/15/47	3,326,000	3,526
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	825,000	870
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS, 4.226%, 7/15/48	2,606,000	2,735
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.000%, 9/25/19	83,514	85
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.250%, 11/25/23	246,164	251
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.250%, 12/25/24	309,522	322
Mid-State Trust, Series 6, Class A3, 7.540%, 7/1/35	169,520	180

Select Bond Portfolio

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	1,237,000	1,248
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A3, 3.046%, 4/15/48	1,307,000	1,296
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451%, 7/15/50	1,392,000	1,429
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2, 3.224%, 7/15/49	2,454,057	2,492
Morgan Stanley Capital I Trust, Series 2011-C2, , 3.476%, 6/15/44	4,219,264	4,261
Navient Student Loan Trust, Series 2014-1, Class A2, 0.505%, 3/27/23	1,350,000	1,334
Navient Student Loan Trust, Series 2014-8, Class A2, 0.634%, 4/25/23	2,739,000	2,704
Navient Student Loan Trust, Series 2014-8, Class B, 1.694%, 7/26/49	2,092,000	1,940
Navient Student Loan Trust, Series 2015-AA, Class A2A, 2.650%, 12/15/28 144A	10,107,000	10,234
Nelnet Student Loan Trust, Series 2005-1, 0.405%, 10/25/33	1,819,000	1,734
Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.419%, 3/23/37	3,987,000	3,753
Nelnet Student Loan Trust, Series 2005-3, Class A5, 0.439%, 12/24/35	4,320,000	4,110
Nelnet Student Loan Trust, Series 2004-4, Class A5, 0.455%, 1/25/37	4,351,221	4,241
Nelnet Student Loan Trust, Series 2005-4, 0.499%, 3/22/32	1,616,000	1,458
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.290%, 5/15/18	1,783,604	1,810
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.500%, 10/25/18	70,820	72
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.000%, 5/25/43 144A	3,378,383	3,322
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.900%, 9/25/41	935,962	962

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Private Education Loan Trust, Series 2014-A, Class A1, 0.807%, 7/15/22 144A	4,872,742	4,860
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.307%, 8/15/23 144A	2,650,778	2,652
SLM Private Education Loan Trust, Series 2011-C, Class A1, 1.607%, 12/15/23 144A	1,503,925	1,505
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.850%, 6/17/30 144A	839,000	837
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.950%, 2/15/46 144A	4,168,000	4,256
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.740%, 2/15/29 144A	3,590,000	3,769
SLM Private Education Loan Trust, Series 2012-A, Class A2, 3.830%, 1/17/45 144A	1,945,000	2,051
SLM Private Education Loan Trust, Series 2011-A, Class A2, 4.370%, 4/17/28 144A	1,400,000	1,480
SLM Student Loan Trust, Series 2007-3, Class A3, 0.335%, 4/25/19	9,194,000	9,054
SLM Student Loan Trust, Series 2007-2, Class A4, 0.355%, 7/25/22	6,060,000	5,664
SLM Student Loan Trust, Series 2006-9, Class A4, 0.365%, 10/25/22	1,952,833	1,944
SLM Student Loan Trust, Series 2007-5, Class A5, 0.375%, 1/25/24	2,039,000	2,010
SLM Student Loan Trust, Series 2005-2, Class A5, 0.385%, 4/27/20	6,733,349	6,731
SLM Student Loan Trust, Series 2005-5, Class A3, 0.395%, 4/25/25	1,367,324	1,356
SLM Student Loan Trust, Series 2005-5, Class A4, 0.435%, 10/25/28	6,078,000	5,662
SLM Student Loan Trust, Series 2005-6, Class A6, 0.435%, 10/27/31	4,437,000	4,202
SLM Student Loan Trust, Series 2004-9, Class A5, 0.445%, 1/27/20	6,326,252	6,325
SLM Student Loan Trust, Series 2004-3, Class A5, 0.465%, 7/25/23	5,581,609	5,476
SLM Student Loan Trust, Series 2007-2, Class B, 0.465%, 7/25/25	1,426,000	1,190
SLM Student Loan Trust, Series 2013-6, Class A1, 0.474%, 2/25/19	775,318	775

Structured Products (48.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2014-2, Class A2, 0.544%, 10/25/21	5,367,000	5,325
SLM Student Loan Trust, Series 2014-2, Class A3, 0.784%, 3/26/29	140,000	137
SLM Student Loan Trust, Series 2004-10, Class A6A, 0.845%, 4/27/26 144A	6,682,000	6,597
SLM Student Loan Trust, Series 2012-6, Class A3, 0.944%, 5/26/26	3,807,000	3,766
SLM Student Loan Trust, Series 2012-6, Class B, 1.194%, 4/27/43	3,000,000	2,649
SLM Student Loan Trust, Series 2012-7, Class B, 1.994%, 9/25/43	4,250,000	3,826
SMB Private Education Loan Trust, Series 2015-A, Class A1, 0.807%, 7/17/23 144A	1,179,848	1,176
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 1.207%, 6/15/27 144A	3,752,000	3,723
SMB Private Education Loan Trust, Series 2015-B, Class A2B, 1.407%, 7/15/27	3,898,000	3,868
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.490%, 6/15/27 144A	5,101,000	5,050
SMB Private Education Loan Trust, Series 2015-B, Class A2A, 2.980%, 7/15/27	3,236,000	3,269
Stadshypotek AB, 1.750%, 4/9/20 144A	9,805,000	9,809
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.903%, 12/10/18 144A	9,100,000	9,103
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	2,017,000	2,042

Total Structured Products
(Cost: $1,412,426)		1,416,114

Total Investments (104.7%)
(Cost: $3,036,237)(a)		3,030,469

Other Assets, Less
Liabilities (-4.7%)		(136,769)

Net Assets (100.0%)		2,893,700

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the value of these securities (in thousands) was $296,483 representing 10.2% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $3,036,237 and the net unrealized depreciation of investments based on that cost was $5,768 which is comprised of $17,749 aggregate gross unrealized appreciation and $23,517 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security issued on a when-issued basis

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$1,003,282	$-
Municipal Bonds	-	27,630	-
Corporate Bonds	-	583,443	-
Structured Products	-	1,416,114	-
Total	$-	$3,030,469	$-

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

Governments (98.2%)	Shares/ $ Par	Value $ (000’s)

Governments (98.2%)
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	129
Federal National Mortgage Association, 6.250%, 5/15/29	2,000,000	2,774
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,049
Financing Corp., 8.600%, 9/26/19	700,000	893
Financing Corp. Stripped, 0.000%, 12/27/18	500,000	477
Financing Corp. Stripped, 0.000%, 9/26/19	1,300,000	1,222
Israel Government AID Bond, 0.000%, 2/15/23	100,000	84
Israel Government AID Bond, 0.000%, 5/15/23	500,000	413
Israel Government AID Bond, 5.500%, 9/18/23	800,000	981
Israel Government AID Bond, 5.500%, 4/26/24	100,000	124
Israel Government AID Bond, 5.500%, 9/18/33	300,000	395
Residual Funding Corp. Stripped, 0.000%, 10/15/20	2,000,000	1,824
Residual Funding Corp. Stripped, 0.000%, 4/15/30	4,800,000	3,087
Resolution Funding Corp. Stripped, 0.000%, 4/15/28	400,000	281
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	329
Tennessee Valley Authority Stripped, 0.000%, 5/1/30	500,000	298
US Treasury, 2.000%, 11/15/21	112,000	114
US Treasury, 2.750%, 8/15/42	1,200,000	1,170
US Treasury, 2.750%, 11/15/42	7,600,000	7,399
US Treasury, 3.000%, 11/15/44	2,300,000	2,349
US Treasury, 3.125%, 11/15/41	750,000	791
US Treasury, 3.125%, 2/15/42	15,000,000	15,786
US Treasury, 3.125%, 2/15/43	7,750,000	8,116

	Governments (98.2%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
	US Treasury, 3.375%, 5/15/44	11,300,000	12,402
	US Treasury, 3.875%, 8/15/40	800,000	953
	US Treasury, 4.375%, 11/15/39	19,000,000	24,380
	US Treasury, 4.500%, 8/15/39	3,400,000	4,435
	US Treasury, 5.500%, 8/15/28	1,100,000	1,499
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,126,501	1,143
	US Treasury Inflation Index Bond, 2.000%, 1/15/26	120,242	135
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	147,554	196
	US Treasury Inflation Indexed, 0.750%, 2/15/45	1,114,836	967
	US Treasury Stripped, 0.000%, 5/15/33	1,000,000	618
(b)	US Treasury Stripped, 0.000%, 5/15/40	8,900,000	4,289
	US Treasury Stripped, 0.000%, 5/15/42	800,000	360
	US Treasury Stripped, 0.000%, 8/15/42	1,400,000	623
	US Treasury Stripped, 0.000%, 11/15/42	600,000	263
	Vessel Management Services, Inc., 3.432%, 8/15/36	585,000	605

	Total Governments
	(Cost: $97,303)		102,953

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)
	Massachusetts Educational Financing Authority, Series 2008-1, 1.245%, 4/25/38 RB	121,620	122

	Total Municipal Bonds
	(Cost: $122)		122

Structured Products (8.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products (8.0%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.285%, 7/25/33	2,482	3
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.579%, 8/25/33	2,470	3
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.437%, 2/15/19	8,542	9
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 1.582%, 7/25/44	18,673	19
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.000%, 8/15/32	2,200,000	2,189
Federal Home Loan Mortgage Corp., Series 4830, Class ZG, 3.000%, 4/15/53	619,795	539
Federal Home Loan Mortgage Corp., 4.000%, 9/15/44	2,081,483	2,252
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.000%, 11/15/35	472,013	530
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.500%, 2/15/34	558,118	628
Federal National Mortgage Association, Series 2007-114, Class A6, 0.394%, 10/27/37	76,721	76
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	977
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.250%, 5/25/37	285,829	305
Federal National Mortgage Association, 5.000%, 6/1/35	124,201	138
Federal National Mortgage Association, 5.000%, 2/1/36	198,733	219
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.934%, 5/25/33	2,291	2

Long-Term U.S. Government Bond Portfolio

Structured Products (8.0%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
SLM Student Loan Trust, Series 2007-2, Class A2, 0.295%, 7/25/17	6,990	7
SLM Student Loan Trust, Series 2008-7, Class A2, 0.795%, 10/25/17	16,852	17
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.537%, 12/15/33 144A	181,217	163
SLM Student Loan Trust, Series 2008-9, Class A, 1.795%, 4/25/23	269,154	270
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.876%, 10/19/34	8,620	8
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.433%, 3/25/34	23,027	23

Total Structured Products
(Cost: $8,064)		8,377

Total Investments (106.3%)
(Cost: $105,718)(a)		111,452

Other Assets, Less
Liabilities (-6.3%)		(6,576)

Net Assets (100.0%)		104,876

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the value of these securities (in thousands) was $163 representing 0.2% of the net assets.

RB — Revenue Bond

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $105,718 and the net unrealized appreciation of investments based on that cost was $5,734 which is comprised of $5,921 aggregate gross unrealized appreciation and $187 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at September 30, 2015, $2,573)	20	12/15	$(2)

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$102,953	$-
Municipal Bonds	-	122	-
Structured Products	-	8,377	-
Total Assets	$-	$111,452	$-
Liabilities:
Other Financial Instruments^
Futures	(2)	-	-
Total Liabilities	$(2)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Inflation Protection Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.1%)
L-3 Communications Corp., 5.20%, 10/15/19	50,000	53
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	101
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	218

Total		372

Autos & Vehicle Parts (0.3%)
Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	199
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	200
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	106
Toyota Motor Credit Corp., 3.30%, 1/12/22	350,000	362

Total		867

Banking (3.5%)
American Express Co., 1.55%, 5/22/18	350,000	348
American Express Credit Corp., 1.30%, 7/29/16	70,000	70
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	105
Bank of America Corp., 3.30%, 1/11/23	350,000	347
Bank of America Corp., 5.75%, 12/1/17	650,000	703
Barclays Bank PLC, 3.75%, 5/15/24	100,000	101
BB&T Corp., 2.05%, 6/19/18	100,000	101
BNP Paribas SA, 2.40%, 12/12/18	150,000	152
Branch Banking & Trust Co., 3.80%, 10/30/26	200,000	203
Capital One Bank USA NA, 2.30%, 6/5/19	250,000	248
Capital One Financial Corp., 2.45%, 4/24/19	100,000	100
Capital One Financial Corp., 3.15%, 7/15/16	100,000	102
Capital One Financial Corp., 3.20%, 2/5/25	150,000	143
Citigroup, Inc., 1.75%, 5/1/18	200,000	199
Citigroup, Inc., 4.00%, 8/5/24	250,000	247
Citigroup, Inc., 4.05%, 7/30/22	300,000	306
Citigroup, Inc., 4.40%, 6/10/25	150,000	151

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Citigroup, Inc., 5.50%, 2/15/17	150,000	158
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	211
Credit Suisse/New York NY, 3.625%, 9/9/24	250,000	250
Discover Financial Services, 3.75%, 3/4/25	200,000	194
Fifth Third Bancorp, 4.30%, 1/16/24	60,000	62
Fifth Third Bank, 2.875%, 10/1/21	250,000	253
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	203
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	100,000	103
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	500,000	506
The Goldman Sachs Group, Inc., 3.75%, 5/22/25	200,000	200
The Goldman Sachs Group, Inc., 3.85%, 7/8/24	150,000	153
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	264
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	221
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	248
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	539
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	272
Morgan Stanley, 5.00%, 11/24/25	670,000	712
Morgan Stanley, 5.95%, 12/28/17	200,000	218
PNC Bank, N.A., 6.00%, 12/7/17	200,000	218
Standard Chartered PLC, 3.95%, 1/11/23 144A	60,000	56
Synchrony Financial, 3.00%, 8/15/19	250,000	252
U.S. Bancorp, 3.60%, 9/11/24	400,000	406
Wells Fargo & Co., 3.55%, 9/29/25	175,000	175

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Banking continued
Wells Fargo & Co., 4.125%, 8/15/23	100,000	104
Wells Fargo & Co., 5.625%, 12/11/17	400,000	435

Total		10,039

Basic Materials (0.1%)
Georgia-Pacific LLC, 2.539%, 11/15/19 144A	100,000	100
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	157
International Paper Co., 6.00%, 11/15/41	75,000	81

Total		338

Capital Goods (0.2%)
Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	60
Deere & Co., 2.60%, 6/8/22	60,000	59
Deere & Co., 5.375%, 10/16/29	100,000	119
John Deere Capital Corp., 3.15%, 10/15/21	290,000	298

Total		536

Chemicals (0.4%)
The Dow Chemical Co., 3.50%, 10/1/24	200,000	191
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	188
Eastman Chemical Co., 3.60%, 8/15/22	140,000	141
Ecolab, Inc., 4.35%, 12/8/21	360,000	390
LYB International Finance BV, 4.875%, 3/15/44	100,000	95
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	81
The Mosaic Co., 5.625%, 11/15/43	100,000	105

Total		1,191

Conglomerate & Diversified Manufacturing (0.2%)
General Electric Co., 5.25%, 12/6/17	210,000	228
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	200,000	196
United Technologies Corp., 4.50%, 6/1/42	80,000	81

Total		505

Inflation Protection Portfolio

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing (0.9%)
Colgate-Palmolive Co., 3.25%, 3/15/24	200,000	208
CVS Health Corp., 2.75%, 12/1/22	500,000	492
The Home Depot, Inc., 4.20%, 4/1/43	200,000	202
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	60,000	56
McDonald’s Corp., 3.25%, 6/10/24	150,000	149
NIKE, Inc., 2.25%, 5/1/23	250,000	241
Reynolds American, Inc., 4.45%, 6/12/25	250,000	262
Unilever Capital Corp., 2.20%, 3/6/19	200,000	204
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	424
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	363

Total		2,601

Electric Utilities (0.5%)
CMS Energy Corp., 6.25%, 2/1/20	100,000	116
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	286
Dominion Resources, Inc., 3.625%, 12/1/24	200,000	200
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	380
Duke Energy Corp., 3.55%, 9/15/21	150,000	156
Georgia Power Co., 4.30%, 3/15/42	100,000	92
Potomac Electric Power Co., 3.60%, 3/15/24	80,000	83
Virginia Electric and Power Co., 3.45%, 2/15/24	50,000	51

Total		1,364

Energy (0.6%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	104
Apache Corp., 4.75%, 4/15/43	225,000	203
ConocoPhillips Co., 2.40%, 12/15/22	280,000	264
Ensco PLC, 4.70%, 3/15/21	250,000	211
EOG Resources, Inc., 2.50%, 2/1/16	300,000	301
Noble Energy, Inc., 4.15%, 12/15/21	330,000	332
Sempra Energy, 2.40%, 3/15/20	170,000	170

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
Sempra Energy, 6.50%, 6/1/16	50,000	52
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	141

Total		1,778

Finance (0.4%)
General Electric Capital Corp., 2.10%, 12/11/19	250,000	250
General Electric Capital Corp., 4.375%, 9/16/20	100,000	110
General Electric Capital Corp., 4.65%, 10/17/21	100,000	112
General Electric Capital Corp., 5.625%, 9/15/17	500,000	545

Total		1,017

Food & Beverage (0.4%)
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	141
Diageo Capital PLC, 2.625%, 4/29/23	200,000	193
General Mills, Inc., 3.15%, 12/15/21	450,000	459
Kraft Heinz Foods Co., 3.95%, 7/15/25 144A	200,000	205
Mondelez International, Inc., 4.00%, 2/1/24	100,000	103

Total		1,101

Healthcare (0.5%)
Baxter International, Inc., 1.85%, 1/15/17	200,000	202
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	99
Dignity Health, 2.637%, 11/1/19	200,000	204
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	152
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	116
Medtronic, Inc., 2.50%, 3/15/20	100,000	101
Medtronic, Inc., 2.75%, 4/1/23	100,000	98
Medtronic, Inc., 3.50%, 3/15/25	80,000	82
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	303
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	150,000	150

Total		1,507

Insurance (0.9%)
ACE INA Holdings, Inc., 3.15%, 3/15/25	200,000	195
Aetna, Inc., 2.75%, 11/15/22	100,000	97

	Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

	Insurance continued
	American International Group, Inc., 4.50%, 7/16/44	150,000	147
	American International Group, Inc., 4.875%, 6/1/22	250,000	276
	American International Group, Inc., 5.85%, 1/16/18	100,000	110
	Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	249
	The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	166
	Liberty Mutual Group, Inc., 4.25%, 6/15/23 144A	100,000	104
	Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	398
	Prudential Financial, Inc., 2.30%, 8/15/18	100,000	101
	Prudential Financial, Inc., 5.625%, 5/12/41	150,000	169
	TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24 144A	200,000	204
	UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	149
(e)	Voya Financial, Inc., 2.90%, 2/15/18	200,000	204
	XLIT, Ltd., 2.30%, 12/15/18	100,000	101

	Total		2,670

	Media (1.0%)
	21st Century Fox America, Inc., 6.90%, 8/15/39	235,000	287
	CBS Corp., 3.50%, 1/15/25	200,000	193
	Comcast Corp., 6.50%, 11/15/35	200,000	255
	NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	372
	NBCUniversal Media LLC, 5.15%, 4/30/20	540,000	610
	Time Warner, Inc., 3.60%, 7/15/25	200,000	196
	Time Warner, Inc., 4.05%, 12/15/23	150,000	154
	Time Warner, Inc., 4.70%, 1/15/21	100,000	109
	Viacom, Inc., 4.50%, 3/1/21	250,000	259
	The Walt Disney Co., 2.35%, 12/1/22	500,000	494

	Total		2,929

Inflation Protection Portfolio

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining (0.3%)
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	78
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	330,000	334
Newmont Mining Corp., 6.25%, 10/1/39	120,000	108
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	287

Total		807

Oil & Gas (0.6%)
BP Capital Markets PLC, 2.50%, 11/6/22	60,000	57
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	192
Chevron Corp., 2.427%, 6/24/20	100,000	101
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	242
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	117
Phillips 66, 4.65%, 11/15/34	200,000	195
Shell International Finance BV, 2.375%, 8/21/22	900,000	868
Total Capital SA, 2.125%, 8/10/18	100,000	102

Total		1,874

Pharmaceuticals (1.0%)
AbbVie, Inc., 2.90%, 11/6/22	200,000	195
Actavis Funding SCS, 3.45%, 3/15/22	600,000	593
Actavis Funding SCS, 3.85%, 6/15/24	150,000	147
Amgen, Inc., 3.625%, 5/22/24	140,000	140
Amgen, Inc., 5.85%, 6/1/17	90,000	96
Celgene Corp., 3.625%, 5/15/24	50,000	50
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	282
GlaxoSmithKline Capital, Inc., 2.85%, 5/8/22	200,000	200
Merck & Co., Inc., 2.40%, 9/15/22	200,000	195
Mylan, Inc., 2.55%, 3/28/19	100,000	98
Mylan, Inc., 2.60%, 6/24/18	70,000	70
Perrigo Finance PLC, 3.90%, 12/15/24	200,000	197
Roche Holdings, Inc., 3.35%, 9/30/24 144A	400,000	409

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	168

Total		2,840

Pipelines (0.7%)
Enbridge, Inc., 3.50%, 6/10/24	150,000	136
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	90
Energy Transfer Partners LP, 4.05%, 3/15/25	200,000	177
Energy Transfer Partners LP, 4.15%, 10/1/20	100,000	101
Enterprise Products Operating LLC, 3.75%, 2/15/25	200,000	191
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	89
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	287
Magellan Midstream Partners LP, 5.15%, 10/15/43	150,000	142
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	196
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	174
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	94
Williams Partners LP, 4.125%, 11/15/20	80,000	81
Williams Partners LP, 4.30%, 3/4/24	200,000	181

Total		1,939

Real Estate Investment Trusts (0.4%)
Boston Properties LP, 3.80%, 2/1/24	70,000	71
DDR Corp., 4.75%, 4/15/18	60,000	64
Essex Portfolio LP, 3.625%, 8/15/22	100,000	101
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98
Kilroy Realty LP, 3.80%, 1/15/23	130,000	129
Kilroy Realty LP, 4.375%, 10/1/25	40,000	40
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	245
Welltower, Inc., 3.75%, 3/15/23	300,000	299

Total		1,047

Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

Services (0.1%)
Republic Services, Inc., 3.80%, 5/15/18	100,000	105
Waste Management, Inc., 3.125%, 3/1/25	150,000	147
Waste Management, Inc., 3.50%, 5/15/24	100,000	101

Total		353

Technology (0.6%)
Apple, Inc., 1.00%, 5/3/18	100,000	100
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	202
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	95
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 144A	130,000	130
Hewlett-Packard Co., 4.30%, 6/1/21	150,000	157
Intuit, Inc., 5.75%, 3/15/17	140,000	148
Microsoft Corp., 2.125%, 11/15/22	180,000	174
Oracle Corp., 2.50%, 10/15/22	300,000	293
Oracle Corp., 3.40%, 7/8/24	150,000	152
Oracle Corp., 5.75%, 4/15/18	300,000	331
Seagate HDD Cayman, 4.75%, 1/1/25	150,000	144

Total		1,926

Telecommunications (0.7%)
AT&T, Inc., 2.625%, 12/1/22	250,000	238
AT&T, Inc., 3.40%, 5/15/25	200,000	191
AT&T, Inc., 4.80%, 6/15/44	150,000	139
AT&T, Inc., 6.55%, 2/15/39	77,000	87
British Telecommunications PLC, 5.95%, 1/15/18	100,000	110
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	90
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	147
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	100,000	102
Orange SA, 2.75%, 2/6/19	100,000	103

Inflation Protection Portfolio

	Corporate Bonds (14.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 3.50%, 11/1/24	200,000	197
	Verizon Communications, Inc., 4.15%, 3/15/24	150,000	155
	Verizon Communications, Inc., 4.40%, 11/1/34	150,000	139
	Verizon Communications, Inc., 5.15%, 9/15/23	250,000	276

	Total		1,974

	Transportation (0.4%)
	Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	200,000	193
	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	200,000	206
	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	104
	CSX Corp., 4.25%, 6/1/21	200,000	215
	Norfolk Southern Corp., 3.85%, 1/15/24	75,000	77
	Norfolk Southern Corp., 5.75%, 4/1/18	100,000	109
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
	Union Pacific Corp., 2.75%, 4/15/23	100,000	99

	Total		1,105

	Total Corporate Bonds
	(Cost: $42,768)		42,680

	Governments (72.5%)	Shares/ Par

	Foreign Agencies (0.2%)
	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
	Petrobras Global Finance BV, 4.375%, 5/20/23 144A	240,000	157
	Statoil ASA, 2.45%, 1/17/23	250,000	238

	Total		495

	Foreign Governments (18.4%)
(f)	Australia Government Bond, 4.00%, 8/20/20 AUD	715,000	963

	Governments (72.5%)	Shares/ Par	Value $ (000’s)

	Foreign Governments continued
(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18 EUR	933,346	1,074
(f)	Canadian Government Bond, 4.25%, 12/1/21 CAD	735,470	708
(f)	Canadian Government Bond, 4.25%, 12/1/26 CAD	869,634	949
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23 EUR	2,180,369	2,551
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20 EUR	1,793,028	2,215
(f)	France Government Bond OAT, 1.10%, 7/25/22 EUR	4,682,159	5,816
(f)	France Government Bond OAT, 1.30%, 7/25/19 EUR	2,315,412	2,795
(f)	France Government Bond OAT, 1.85%, 7/25/27 EUR	1,104,179	1,512
(f)	France Government Bond OAT, 2.25%, 7/25/20 EUR	3,872,572	4,947
(f)	Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24 EUR	2,353,877	2,972
(f)	Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26 EUR	1,980,192	2,694
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16 JPY	54,022,500	480
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20 GBP	975,000	5,307
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24 GBP	2,500,000	12,850
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52 GBP	132,489	293
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22 GBP	2,672,230	4,896

	Total		53,022

	US Governments (53.8%)
	US Treasury Inflation Index Bond, 0.125%, 4/15/18	4,129,680	4,125
	US Treasury Inflation Index Bond, 0.125%, 4/15/19	9,115,575	9,084
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	3,057,847	2,980

	Governments (72.5%)	Shares/ $ Par	Value $ (000’s)

	US Governments continued
	US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,859,005	9,614
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,618,755	3,489
	US Treasury Inflation Index Bond, 0.25%, 1/15/25	2,851,508	2,733
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,563,775	2,519
	US Treasury Inflation Index Bond, 0.375%, 7/15/25	6,440,768	6,274
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	10,281,725	10,426
	US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,938,547	12,876
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,643,392	5,596
	US Treasury Inflation Index Bond, 0.75%, 2/15/42	7,736,445	6,771
	US Treasury Inflation Index Bond, 0.75%, 2/15/45	1,469,532	1,274
(k)	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,860,019	7,129
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	3,154,152	3,280
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,765,792	1,853
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	6,809,600	6,909
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	4,551,024	5,031
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,235,440	2,387
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,689,438	5,261
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,307,334	4,588
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,688,630	3,169
	US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,599,149	3,081

Inflation Protection Portfolio

Governments (72.5%)	Shares/ $ Par	Value $ (000’s)

US Governments continued
US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,304,706	4,954
US Treasury Inflation Index Bond, 2.375%, 1/15/27	2,633,110	3,081
US Treasury Inflation Index Bond, 2.50%, 1/15/29	8,297,870	9,955
US Treasury Inflation Index Bond, 3.375%, 4/15/32	4,120,984	5,647
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,213,310	2,933
US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,661,708	7,806

Total		154,825

Yankee Sovereign (0.1%)
Mexico Government International Bond, 4.75%, 3/8/44	200,000	183

Total		183

Total Governments
(Cost: $217,838)		208,525

Municipal Bonds (0.4%)

Municipal Bonds (0.4%)
Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	35,000	46
City of San Francisco CA Public Utilities Commission Water Revenue, 6.95%, 11/1/50 RB	25,000	35
City Public Service Board of San Antonio, 5.985%, 2/1/39 RB	50,000	65
Los Angeles Community College District/CA, Series 2010-E, 6.75%, 8/1/49 GO	50,000	69
Los Angeles Department of Water and Power, 5.716%, 7/1/39 RB	15,000	18
Metropolitan Transportation Authority, Series 2010-E, 6.814%, 11/15/40 RB	50,000	66
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	135

Municipal Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	54
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	64
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	61
State of California, Series 2009, 7.55%, 4/1/39 GO	200,000	288
State of llinois, , 5.10%, 6/1/33 GO	150,000	141
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	38

Total Municipal Bonds
(Cost: $1,131)		1,080

Structured Products (11.4%)

Structured Products (11.4%)
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, 3/20/19 144A	750,000	756
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21 144A	675,000	683
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	1,050,000	1,067
BAMLL Commerical Mortgage Securities Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	833
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	29,296	29
BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/5/36 144A	800,000	817
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, 0.707%, 7/15/20 144A	725,000	723
Chesapeake Funding LLC, Series 2014-1A, Class A, 0.619%, 3/7/26 144A	647,806	646

Structured Products (11.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	72,892	76
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	879
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	900,000	910
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	903
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	550,000	598
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	958
Credit Suisse Mortgage Trust, Series 15-WIN1, Class A10, 3.50%, 12/25/44 144A	300,000	298
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	5,824,521	6,243
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	4,762,100	5,211
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,050,000	1,068
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.77%, 11/25/26 144A	578,749	572
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 144A	950,000	973
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.00%, 10/25/29 144A	604,303	619
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	654

Inflation Protection Portfolio

Structured Products (11.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	409
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	12,022	12
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.56%, 7/13/29 144A	600,000	612
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.357%, 12/18/37	45,491	45
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.00%, 10/25/44 144A	603,177	610
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.50%, 11/25/44 144A	445,143	458
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43 144A	356,297	367
Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	23,926	24
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32 144A	461,965	464
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.445%, 6/25/34	704,371	704
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 0.939%, 9/25/44	526,042	505
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 2.685%, 6/25/35	1,403,774	1,441
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.685%, 8/25/33	197,458	201
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.695%, 6/25/35	461,354	471

	Structured Products (11.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 2.722%, 8/25/35	70,999	70
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	88,645	90
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	18,016	18
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.00%, 8/25/36	99,151	101
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.214%, 1/25/38	92,593	92
	WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.50%, 6/20/44 144A	589,202	602

	Total Structured Products
	(Cost: $32,169)		32,812

	Short-Term Investments (2.9%)

	Commercial Paper (2.9%)
(b)	Credit Agricole Cib, 0.00%, 10/1/15	8,246,000	8,246

	Total Short-Term Investments
	(Cost: $8,246)		8,246

	Total Investments (102.0%)
	(Cost: $302,152)(a)		293,343

	Other Assets, Less
	Liabilities (-2.0%)		(5,732)

	Net Assets (100.0%)		287,611

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the value of these securities (in thousands) was $15,156 representing 5.3% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $302,152 and the net unrealized depreciation of investments based on that cost was $8,809 which is comprised of $3,184 aggregate gross unrealized appreciation and $11,993 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2015, $2,181)	14	12/15	$(22)
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at September 30, 2015, $4,949)	31	12/15	(24)

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,308	12/15	$2	$-	$2
Sell	HSBC Bank USA NA	CAD	2,091	12/15	21	-	21
Sell	HSBC Bank USA NA	EUR	23,654	12/15	-	(16)	(16)
Sell	HSBC Bank USA NA	GBP	15,365	12/15	385	-	385
Sell	HSBC Bank USA NA	JPY	49,927	12/15	-	(3)	(3)

					$408	$(19)	$389

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

(j)	Swap agreements outstanding on September 30, 2015.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.870%	CPURNSA Index Total Return at Maturity	9/16	6,000	$(215)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.420%	CPURNSA Index Total Return at Maturity	4/18	2,000	(172)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.223%	CPURNSA Index Total Return at Maturity	5/18	2,500	(155)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.210%	CPURNSA Index Total Return at Maturity	3/19	6,500	$(369)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	3/19	4,500	(420)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.510%	CPURNSA Index Total Return at Maturity	3/19	2,000	(213)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.640%	CPURNSA Index Total Return at Maturity	2/20	2,800	(370)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.670%	CPURNSA Index Total Return at Maturity	4/22	3,000	(470)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.763%	CPURNSA Index Total Return at Maturity	3/23	700	(101)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.528%	CPURNSA Index Total Return at Maturity	8/24	2,750	(308)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	1.790%	CPURNSA Index Total Return at Maturity	8/25	1,500	(21)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Bank of America, N.A.	2.140%	CPURNSA Index Total Return at Maturity	7/25	2,900	(130)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.303%	CPURNSA Index Total Return at Maturity	1/16	1,700	(62)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.520%	CPURNSA Index Total Return at Maturity	5/16	5,400	(339)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.720%	CPURNSA Index Total Return at Maturity	8/17	2,000	(280)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.345%	CPURNSA Index Total Return at Maturity	9/17	13,000	(796)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.526%	CPURNSA Index Total Return at Maturity	5/23	5,500	(664)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.535%	CPURNSA Index Total Return at Maturity	5/23	1,000	(121)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.589%	CPURNSA Index Total Return at Maturity	7/24	1,400	(166)

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.895%	CPURNSA Index Total Return at Maturity	12/27	1,700	$(484)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.784%	CPURNSA Index Total Return at Maturity	7/44	1,400	(417)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.385%	CPURNSA Index Total Return at Maturity	9/24	4,000	(383)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.363%	CPURNSA Index Total Return at Maturity	9/24	3,500	(325)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	2.310%	CPURNSA Index Total Return at Maturity	9/24	1,400	(122)
U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	Barclays Bank PLC	1.710%	CPURNSA Index Total Return at Maturity	2/20	1,000	(25)

						$(7,128)

(k)	Cash or securities with an aggregate value of $7,129 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on September 30, 2015.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$-	$208,525	$-
Municipal Bonds	-	1,080	-
Corporate Bonds	-	42,680	-
Structured Products	-	32,812	-
Short-Term Investments	-	8,246	-
Other Financial Instruments^
Forward Currency Contracts	-	408	-
Total Assets	$-	$293,751	$-
Liabilities:
Other Financial Instruments^
Futures	(46)	-	-
Forward Currency Contracts	-	(19)	-
Total Return Swaps	-	(7,128)	-
Total Liabilities	$(46)	$(7,147)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

High Yield Bond Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense (1.0%)
	KLX, Inc., 5.875%, 12/1/22 144A	1,750,000	1,702
	TransDigm, Inc., 6.00%, 7/15/22	520,000	485
	TransDigm, Inc., 6.50%, 7/15/24	4,725,000	4,441
	TransDigm, Inc., 6.50%, 5/15/25 144A	300,000	282

	Total		6,910

	Autos & Vehicle Parts (4.2%)
	Affinia Group, Inc., 7.75%, 5/1/21	2,350,000	2,467
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	2,335,000	2,329
	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	950,000	955
	Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 144A	3,055,000	2,459
	General Motors Co., 4.00%, 4/1/25	1,275,000	1,209
	International Automotive Components Group SA, 9.125%, 6/1/18 144A	1,975,000	2,005
	JB Poindexter & Co., Inc., 9.00%, 4/1/22 144A	1,425,000	1,500
	Lear Corp., 5.25%, 1/15/25	2,950,000	2,891
	Lear Corp., 5.375%, 3/15/24	655,000	655
	MPG Holdco I, Inc., 7.375%, 10/15/22	2,025,000	2,106
	Omega US Sub LLC, 8.75%, 7/15/23 144A	950,000	838
	Schaeffler Finance BV, 4.25%, 5/15/21 144A	425,000	408
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	1,070,000	1,054
	Schaeffler Finance BV, 4.75%, 5/15/23 144A	375,000	362
(c)	Schaeffler Holding Finance BV, 6.25%, 11/15/19 144A	440,000	466
(c)	Schaeffler Holding Finance BV, 6.75%, 11/15/22 144A	2,700,000	2,903
(c)	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	785,000	810

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Autos & Vehicle Parts continued
Stackpole International Intermediate Co. SA/Stackpole International Powder Meta l, 7.75%, 10/15/21 144A	1,350,000	1,468
Tenneco, Inc., 5.375%, 12/15/24	1,400,000	1,437
ZF North America Capital, Inc., 4.50%, 4/29/22 144A	175,000	165
ZF North America Capital, Inc., 4.75%, 4/29/25 144A	900,000	825

Total		29,312

Banking (1.1%)
Ally Financial, Inc., 2.75%, 1/30/17	500,000	496
Ally Financial, Inc., 3.50%, 1/27/19	895,000	881
Ally Financial, Inc., 3.75%, 11/18/19	4,950,000	4,851
Ally Financial, Inc., 4.125%, 2/13/22	800,000	771
Ally Financial, Inc., 4.625%, 5/19/22	450,000	443

Total		7,442

Basic Materials (9.3%)
Anixter, Inc., 5.125%, 10/1/21	3,125,000	3,102
Anixter, Inc., 5.50%, 3/1/23 144A	275,000	271
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	665,000	693
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 144A	2,125,000	2,029
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 144A	1,640,000	1,632
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20 144A	302,647	303
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 9.125%, 10/15/20 144A	590,000	615
Ball Corp., 4.00%, 11/15/23	2,625,000	2,454
Ball Corp., 5.25%, 7/1/25	1,675,000	1,651
Belden, Inc., 5.25%, 7/15/24 144A	325,000	301

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Belden, Inc., 5.50%, 9/1/22 144A	3,450,000	3,338
Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,084
Berry Plastics Corp., 5.50%, 5/15/22	4,205,000	4,089
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., 6.00%, 10/15/22 144A	475,000	476
BWAY Holding Co., 9.125%, 8/15/21 144A	3,140,000	3,030
Clearwater Paper Corp., 5.375%, 2/1/25 144A	2,675,000	2,541
Cleaver-Brooks, Inc., 8.75%, 12/15/19 144A	1,700,000	1,607
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	3,250,000	3,185
DH Services Luxembourg Sarl, 7.75%, 12/15/20 144A	2,425,000	2,449
Garda World Security Corp., 7.25%, 11/15/21 144A	520,000	475
Graphic Packaging International, Inc., 4.75%, 4/15/21	820,000	812
Graphic Packaging International, Inc., 4.875%, 11/15/22	1,925,000	1,920
The Hillman Group, Inc., 6.375%, 7/15/22 144A	2,100,000	1,932
Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,195
Mustang Merger Corp., 8.50%, 8/15/21 144A	1,750,000	1,816
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 144A	425,000	404
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,256
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 144A	500,000	503
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25 144A	600,000	606
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	2,405,000	2,429

High Yield Bond Portfolio

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	775,000	802
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	3,185,000	3,177
Sealed Air Corp., 4.875%, 12/1/22 144A	1,675,000	1,656
Sealed Air Corp., 5.125%, 12/1/24 144A	1,950,000	1,911
Sealed Air Corp., 5.25%, 4/1/23 144A	125,000	125
Sealed Air Corp., 5.50%, 9/15/20 144A	325,000	330
Sealed Air Corp., 6.50%, 12/1/20 144A	505,000	553
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,575,000	3,378
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 144A	1,800,000	1,764

Total		64,894

Builders & Building Materials (2.6%)
Allegion PLC, 5.875%, 9/15/23	625,000	641
American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	2,800,000	2,744
Beacon Roofing Supply, Inc., 6.375%, 10/1/23 144A	625,000	626
Building Materials Corp. of America, 6.00%, 10/15/25 144A	825,000	833
CPG Merger Sub LLC, 8.00%, 10/1/21 144A	825,000	821
HD Supply, Inc., 5.25%, 12/15/21 144A	1,700,000	1,708
Masonite International Corp., 5.625%, 3/15/23 144A	450,000	459
NCI Building Systems, Inc., 8.25%, 1/15/23 144A	1,675,000	1,755
Nortek, Inc., 8.50%, 4/15/21	2,550,000	2,677
RSI Home Products, Inc., 6.50%, 3/15/23 144A	2,175,000	2,175
USG Corp., 5.50%, 3/1/25 144A	50,000	50
USG Corp., 5.875%, 11/1/21 144A	2,500,000	2,594

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Builders & Building Materials continued
USG Corp., 7.875%, 3/30/20 144A	835,000	877

Total		17,960

Capital Goods (0.7%)
Jurassic Holdings III, Inc., 6.875%, 2/15/21 144A	1,020,000	717
United Rentals North America, Inc., 4.625%, 7/15/23	500,000	485
United Rentals North America, Inc., 5.50%, 7/15/25	1,825,000	1,706
United Rentals North America, Inc., 5.75%, 11/15/24	1,300,000	1,245
United Rentals North America, Inc., 6.125%, 6/15/23	525,000	523
United Rentals North America, Inc., 7.375%, 5/15/20	585,000	614

Total		5,290

Chemicals (2.6%)
Ashland, Inc., 4.75%, 8/15/22	1,400,000	1,311
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	2,775,000	2,924
Axiall Corp., 4.875%, 5/15/23	1,500,000	1,260
Celanese US Holdings LLC, 4.625%, 11/15/22	1,425,000	1,343
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/1/22 144A	1,000,000	890
Hexion, Inc., 6.625%, 4/15/20	2,650,000	2,252
Hexion, Inc., 8.875%, 2/1/18	2,290,000	1,832
Huntsman International LLC, 4.875%, 11/15/20	2,255,000	1,959
Platform Specialty Products Corp., 6.50%, 2/1/22 144A	3,325,000	2,860
W.R. Grace & Co., 5.125%, 10/1/21 144A	775,000	765
W.R. Grace & Co., 5.625%, 10/1/24 144A	955,000	936

Total		18,332

Conglomerate & Diversified Manufacturing (1.8%)
ATS Automation Tooling Systems, Inc., 6.50%, 6/15/23 144A	975,000	977
EnerSys, 5.00%, 4/30/23 144A	750,000	727
Entegris, Inc., 6.00%, 4/1/22 144A	2,950,000	2,994

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Conglomerate & Diversified Manufacturing continued
	Gardner Denver, Inc., 6.875%, 8/15/21 144A	2,320,000	2,053
	Milacron LLC/Mcron Finance Corp., 7.75%, 2/15/21 144A	975,000	995
	Rexel SA, 5.25%, 6/15/20 144A	1,245,000	1,273
	WESCO Distribution, Inc., 5.375%, 12/15/21	3,505,000	3,352

	Total		12,371

	Consumer Products & Retailing (6.7%)
	1011778 BC ULC/New Red Finance, Inc., 4.625%, 1/15/22 144A	1,125,000	1,100
	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22 144A	4,275,000	4,339
	Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	3,375,000	3,413
	Family Tree Escrow LLC, 5.75%, 3/1/23 144A	1,000,000	1,037
	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/20	1,950,000	1,482
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	2,485,000	2,311
	Jo-Ann Stores LLC, 8.125%, 3/15/19 144A	275,000	254
	L Brands, Inc., 5.625%, 2/15/22	620,000	656
	L Brands, Inc., 5.625%, 10/15/23	1,250,000	1,328
	Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,225,000	3,362
(c)	Neiman Marcus Group, Ltd. LLC, 8.75%, 10/15/21 144A	1,775,000	1,828
	Neiman Marcus Group, Ltd. LLC, 8.00%, 10/15/21 144A	110,000	113
	NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 1/15/20	1,575,000	1,638
	Party City Holdings, Inc., 6.125%, 8/15/23 144A	1,775,000	1,788
(c)	Petco Holdings, Inc., 8.50%, 10/15/17 144A	3,400,000	3,425
	Prestige Brands, Inc., 5.375%, 12/15/21 144A	3,200,000	3,120
	Rite Aid Corp., 6.125%, 4/1/23 144A	2,600,000	2,581
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	1,165,000	1,209
	Serta Simmons Holdings LLC, 8.125%, 10/1/20 144A	3,975,000	4,169
	Spectrum Brands, Inc., 5.75%, 7/15/25 144A	725,000	740

High Yield Bond Portfolio

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued
Spectrum Brands, Inc., 6.125%, 12/15/24 144A	3,450,000	3,554
Springs Industries, Inc., 6.25%, 6/1/21	1,700,000	1,683
Tempur Sealy International, Inc., 5.625%, 10/15/23 144A	950,000	954
Vista Outdoor, Inc., 5.875%, 10/1/23 144A	1,000,000	1,015

Total		47,099

Electric Utilities (1.1%)
Calpine Corp., 5.375%, 1/15/23	2,800,000	2,611
Calpine Corp., 6.00%, 1/15/22 144A	455,000	471
NRG Energy, Inc., 6.25%, 7/15/22	1,450,000	1,320
NRG Energy, Inc., 6.25%, 5/1/24	1,100,000	971
NRG Energy, Inc., 8.25%, 9/1/20	270,000	277
TerraForm Power Operating LLC, 5.875%, 2/1/23 144A	1,125,000	993
TerraForm Power Operating LLC, 6.125%, 6/15/25 144A	950,000	822

Total		7,465

Energy (4.8%)
Antero Resources Corp., 5.125%, 12/1/22	1,090,000	937
Antero Resources Corp., 5.375%, 11/1/21	1,305,000	1,148
Antero Resources Corp., 5.625%, 6/1/23 144A	1,225,000	1,075
Berry Petroleum Co. LLC, 6.375%, 9/15/22	1,000,000	299
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	380,000	136
California Resources Corp., 5.00%, 1/15/20	645,000	415
California Resources Corp., 5.50%, 9/15/21	970,000	592
California Resources Corp., 6.00%, 11/15/24	1,615,000	962
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,725,000	1,502
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	620,000	580
CGG SA, 6.875%, 1/15/22	965,000	536
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	758
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	662
Chesapeake Energy Corp., 6.875%, 11/15/20	1,635,000	1,202

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
CrownRock LP/CrownRock Finance, Inc., 7.75%, 2/15/23 144A	525,000	514
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	1,180,000	153
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,325,000	1,139
EP Energy LLC/Everest Acquisition Finance, Inc., 6.375%, 6/15/23	700,000	517
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	350,000	280
Gulfport Energy Corp., 6.625%, 5/1/23 144A	500,000	460
Gulfport Energy Corp., 7.75%, 11/1/20	1,375,000	1,351
Halcon Resources Corp., 8.625%, 2/1/20 144A	900,000	748
Laredo Petroleum, Inc., 5.625%, 1/15/22	675,000	604
Laredo Petroleum, Inc., 6.25%, 3/15/23	400,000	364
Laredo Petroleum, Inc., 7.375%, 5/1/22	350,000	339
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.625%, 12/1/21	1,785,000	1,214
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	270,000	69
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 9/15/21	490,000	102
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	1,215,000	279
Northern Oil and Gas, Inc., 8.00%, 6/1/20	2,455,000	1,826
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,645,000	1,300
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,020,000	808
PDC Energy, Inc., 7.75%, 10/15/22	375,000	373
Range Resources Corp., 4.875%, 5/15/25 144A	1,021,000	910
Range Resources Corp., 5.00%, 3/15/23	225,000	199
Range Resources Corp., 5.75%, 6/1/21	955,000	900
Rice Energy, Inc., 6.25%, 5/1/22	2,050,000	1,828
RSP Permian, Inc., 6.625%, 10/1/22 144A	300,000	288
RSP Permian, Inc., 6.625%, 10/1/22	850,000	816
SandRidge Energy, Inc., 7.50%, 3/15/21	635,000	140
SandRidge Energy, Inc., 7.50%, 2/15/23	810,000	175

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Energy continued
SandRidge Energy, Inc., 8.125%, 10/15/22	1,040,000	224
SM Energy Co., 5.625%, 6/1/25	175,000	150
SM Energy Co., 6.50%, 11/15/21	1,205,000	1,145
SM Energy Co., 6.50%, 1/1/23	490,000	456
W&T Offshore, Inc., 8.50%, 6/15/19	1,225,000	545
Whiting Petroleum Corp., 5.00%, 3/15/19	1,310,000	1,140
Whiting Petroleum Corp., 5.75%, 3/15/21	785,000	679
Whiting Petroleum Corp., 6.25%, 4/1/23	500,000	432

Total		33,271

Entertainment (1.0%)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/1/24	2,680,000	2,687
Regal Entertainment Group, 5.75%, 3/15/22	660,000	648
Regal Entertainment Group, 5.75%, 2/1/25	1,025,000	969
Six Flags Entertainment Corp., 5.25%, 1/15/21 144A	2,500,000	2,500

Total		6,804

Finance (1.8%)
AerCap Ireland Capital, 5.00%, 10/1/21	2,400,000	2,448
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	950,000	946
CIT Group, Inc., 5.00%, 8/15/22	1,215,000	1,214
CIT Group, Inc., 5.25%, 3/15/18	1,680,000	1,726
CIT Group, Inc., 5.375%, 5/15/20	515,000	539
CIT Group, Inc., 5.50%, 2/15/19 144A	815,000	846
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,550,000	1,705
Quicken Loans, Inc., 5.75%, 5/1/25 144A	3,150,000	2,957
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23	325,000	323

Total		12,704

Food & Beverage (3.4%)
Acosta, Inc., 7.75%, 10/1/22 144A	4,275,000	4,045
Aramark Services, Inc., 5.75%, 3/15/20	4,585,000	4,766

High Yield Bond Portfolio

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued
Constellation Brands, Inc., 4.75%, 11/15/24	1,500,000	1,515
Dean Foods Co., 6.50%, 3/15/23 144A	1,525,000	1,548
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/21	3,000,000	2,947
Post Holdings, Inc., 7.75%, 3/15/24 144A	750,000	769
Post Holdings, Inc., 8.00%, 7/15/25 144A	1,825,000	1,880
Smithfield Foods, Inc., 5.875%, 8/1/21 144A	390,000	400
Smithfield Foods, Inc., 6.625%, 8/15/22	1,095,000	1,154
TreeHouse Foods, Inc., 4.875%, 3/15/22	425,000	408
US Foods, Inc., 8.50%, 6/30/19	4,300,000	4,450

Total		23,882

Gaming/Leisure/Lodging (4.0%)
Boyd Gaming Corp., 6.875%, 5/15/23	1,925,000	1,954
Chester Downs & Marina LLC/Chester Downs Finance Corp., 9.25%, 2/1/20 144A	1,375,000	1,035
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/23	2,000,000	2,030
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,800,000	1,858
MGM Resorts International, 6.00%, 3/15/23	2,350,000	2,282
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,066
MGM Resorts International, 6.75%, 10/1/20	835,000	862
MGM Resorts International, 7.75%, 3/15/22	820,000	873
Mohegan Tribal Gaming Authority, 9.75%, 9/1/21	1,400,000	1,425
Penn National Gaming, Inc., 5.875%, 11/1/21	2,825,000	2,850
Pinnacle Entertainment, Inc., 7.50%, 4/15/21	2,625,000	2,737
Pinnacle Entertainment, Inc., 7.75%, 4/1/22	425,000	465
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,807
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	2,405,000	2,549

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Gaming/Leisure/Lodging continued
Station Casinos LLC, 7.50%, 3/1/21	2,450,000	2,548

Total		28,341

Healthcare (9.0%)
Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	2,250,000	2,042
AmSurg Corp., 5.625%, 7/15/22	2,325,000	2,322
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	805,000	823
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,185,000	1,210
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	715,000	744
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,615,000	2,721
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	4,900,000	4,214
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	775,000	744
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	2,075,000	2,158
Emdeon, Inc., 6.00%, 2/15/21 144A	925,000	894
Emdeon, Inc., 11.00%, 12/31/19	1,300,000	1,384
Envision Healthcare Corp., 5.125%, 7/1/22 144A	3,330,000	3,322
HCA Holdings, Inc., 6.25%, 2/15/21	1,460,000	1,555
HCA, Inc., 4.25%, 10/15/19	900,000	909
HCA, Inc., 5.00%, 3/15/24	2,575,000	2,581
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,227
HCA, Inc., 5.875%, 3/15/22	3,525,000	3,781
HCA, Inc., 5.875%, 5/1/23	2,020,000	2,096
HCA, Inc., 6.50%, 2/15/20	1,935,000	2,109
Hill-Rom Holdings, Inc., 5.75%, 9/1/23 144A	1,025,000	1,028
Hologic, Inc., 5.25%, 7/15/22 144A	950,000	959
LifePoint Health, Inc., 5.50%, 12/1/21	2,390,000	2,414
MPH Acquisition Holdings LLC, 6.625%, 4/1/22 144A	4,125,000	4,125
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 144A	2,675,000	2,655

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Healthcare continued
	Surgical Care Affiliates, Inc., 6.00%, 4/1/23 144A	2,125,000	2,104
	Teleflex, Inc., 5.25%, 6/15/24	1,750,000	1,759
	Tenet Healthcare Corp., 4.50%, 4/1/21	830,000	818
	Tenet Healthcare Corp., 5.00%, 3/1/19	655,000	634
	Tenet Healthcare Corp., 6.00%, 10/1/20	1,285,000	1,356
	Tenet Healthcare Corp., 6.75%, 2/1/20	1,045,000	1,055
	Tenet Healthcare Corp., 6.75%, 6/12/23	1,075,000	1,067
	Tenet Healthcare Corp., 8.125%, 4/1/22	2,805,000	2,981
	Truven Health Analytics, Inc., 10.625%, 6/1/20	2,100,000	2,194

	Total		62,985

	Insurance (0.7%)
(c)	Hub Holdings LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A	485,000	468
	HUB International, Ltd., 7.875%, 10/1/21 144A	4,520,000	4,317

	Total		4,785

	Media (13.1%)
	Altice Financing SA, 6.625%, 2/15/23 144A	300,000	289
	AMC Networks, Inc., 7.75%, 7/15/21	2,200,000	2,327
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	1,350,000	1,330
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/1/23	1,000,000	959
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	3,050,000	2,913
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,285,000	1,291
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	870,000	904
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25 144A	650,000	592
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/1/27 144A	425,000	394
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	2,460,000	2,166
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	510,000	480

High Yield Bond Portfolio

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Media continued
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	4,275,000	4,291
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,000,000	717
DISH DBS Corp., 5.00%, 3/15/23	1,110,000	930
DISH DBS Corp., 5.875%, 7/15/22	1,080,000	956
DISH DBS Corp., 5.875%, 11/15/24	900,000	764
DISH DBS Corp., 6.75%, 6/1/21	1,810,000	1,743
Expo Event Transco, Inc., 9.00%, 6/15/21 144A	2,400,000	2,400
Gray Television, Inc., 7.50%, 10/1/20	2,730,000	2,798
IAC/InterActiveCorp, 4.75%, 12/15/22	2,500,000	2,294
iHeartCommunications, Inc., 9.00%, 3/1/21	600,000	504
iHeartCommunications, Inc., 9.00%, 9/15/22	1,515,000	1,242
Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,800,000	2,310
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,800,000	1,404
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,115,000	1,023
Intelsat Luxembourg SA, 7.75%, 6/1/21	2,660,000	1,756
Lamar Media Corp., 5.875%, 2/1/22	2,600,000	2,701
LIN Television Corp., 5.875%, 11/15/22 144A	2,000,000	1,985
LIN Television Corp., 6.375%, 1/15/21	840,000	874
Neptune Finco Corp., 6.625%, 10/15/25 144A	1,250,000	1,256
Neptune Finco Corp., 10.125%, 1/15/23 144A	1,250,000	1,264
Neptune Finco Corp., 10.875%, 10/15/25 144A	3,150,000	3,181
Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,625,000	1,605
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/20	1,225,000	1,228
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	3,950,000	3,827
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	1,195,000	1,193
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/25	1,950,000	1,984
Radio One, Inc., 7.375%, 4/15/22 144A	1,525,000	1,418

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Media continued
Radio One, Inc., 9.25%, 2/15/20 144A	1,450,000	1,240
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,339
Sinclair Television Group, Inc., 5.625%, 8/1/24 144A	300,000	273
Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	980
Sinclair Television Group, Inc., 6.375%, 11/1/21	550,000	553
Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	645,000	630
Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	514
Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,050
Sirius XM Radio, Inc., 5.75%, 8/1/21 144A	1,045,000	1,046
Sirius XM Radio, Inc., 5.875%, 10/1/20 144A	1,180,000	1,201
Sirius XM Radio, Inc., 6.00%, 7/15/24 144A	2,185,000	2,196
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,375
TEGNA, Inc., 4.875%, 9/15/21 144A	195,000	191
TEGNA, Inc., 5.125%, 10/15/19	785,000	797
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,000
TEGNA, Inc., 5.50%, 9/15/24 144A	195,000	190
TEGNA, Inc., 6.375%, 10/15/23	700,000	735
Time, Inc., 5.75%, 4/15/22 144A	1,450,000	1,356
Townsquare Media, Inc., 6.50%, 4/1/23 144A	1,575,000	1,402
Tribune Media Co., 5.875%, 7/15/22 144A	2,250,000	2,182
Unitymedia GmbH, 6.125%, 1/15/25 144A	3,250,000	3,209
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25 144A	1,525,000	1,433
Virgin Media Finance PLC, 5.75%, 1/15/25 144A	1,250,000	1,175
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 144A	3,175,000	2,921
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	572

Total		91,853

Metals & Mining (0.5%)
ArcelorMittal, 6.125%, 6/1/25	1,175,000	952
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	587

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Metals & Mining continued
	Steel Dynamics, Inc., 5.50%, 10/1/24	930,000	853
	Steel Dynamics, Inc., 6.125%, 8/15/19	540,000	552
	Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	531

	Total		3,475

	Oil & Gas (0.5%)
	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	1,100,000	1,066
	Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,690
	Tesoro Corp., 5.375%, 10/1/22	555,000	544

	Total		3,300

	Other Holdings (–%)
(d)	General Motors Co. Escrow, 7.20%, 1/15/15	610,000	-
(d)	General Motors Co. Escrow, 8.375%, 7/15/33	4,865,000	-

	Total		-

	Pharmaceuticals (3.7%)
	AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23 144A	500,000	479
	Endo Finance LLC/Endo, Ltd./Endo Finco, Inc., 6.00%, 2/1/25 144A	2,125,000	2,064
	Endo Finance LLC/Endo, Ltd./Endo Finco, Inc., 6.00%, 7/15/23 144A	2,100,000	2,074
	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	2,800,000	2,770
	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 8/1/23 144A	4,375,000	4,255
	Mallinckrodt International Finance SA, 4.75%, 4/15/23	1,300,000	1,124
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.875%, 4/15/20 144A	325,000	310
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50%, 4/15/25 144A	625,000	557
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.625%, 10/15/23 144A	850,000	773
	Quintiles Transnational Corp., 4.875%, 5/15/23 144A	750,000	743

High Yield Bond Portfolio

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 144A	4,275,000	4,072
Valeant Pharmaceuticals International, 6.375%, 10/15/20 144A	750,000	746
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20 144A	150,000	146
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23 144A	2,075,000	1,971
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	655,000	622
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	3,025,000	2,891

Total		25,597

Pipelines (6.1%)
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 144A	1,500,000	1,425
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,175,000	1,055
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22	865,000	749
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23 144A	1,150,000	977
Energy Transfer Equity LP, 5.875%, 1/15/24	2,775,000	2,499
Energy Transfer Equity LP, 7.50%, 10/15/20	2,020,000	2,010
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/1/21	850,000	795
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	2,350,000	2,185
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 6/15/23 144A	650,000	591
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 5/15/22 144A	1,050,000	1,026
Holly Energy Partners LP/Holly Energy Finance Corp., 6.50%, 3/1/20	1,175,000	1,116
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	625,000	613
Markwest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 6/1/25	1,075,000	989

Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/1/24	2,175,000	1,990
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	205,000	200
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	1,310,000	1,406
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	525,000	538
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/22	2,100,000	1,848
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/23 144A	975,000	848
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,650,000	1,530
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,755,000	1,558
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 144A	700,000	617
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,285,000	2,125
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	3,075,000	2,844
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	275,000	261
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	2,030,000	1,746
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/1/21	750,000	720
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23	175,000	146
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/18 144A	450,000	429
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	547,000	523
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.625%, 10/1/20 144A	1,095,000	1,068

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	938
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	940,000	924
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 144A	1,125,000	1,097
	Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 2/15/23	1,275,000	1,265
	Williams Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	1,600,000	1,432
	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	890,000	906

	Total		42,989

	Real Estate Investment Trusts (0.1%)
	ESH Hospitality, Inc., 5.25%, 5/1/25 144A	550,000	540

	Total		540

	Services (1.0%)
	Garda World Security Corp., 7.25%, 11/15/21 144A	2,350,000	2,144
	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22 144A	3,175,000	2,937
	IHS, Inc., 5.00%, 11/1/22	2,100,000	2,019

	Total		7,100

	Technology (11.3%)
	Advanced Micro Devices, Inc., 7.00%, 7/1/24	2,505,000	1,553
	Audatex North America, Inc., 6.00%, 6/15/21 144A	3,140,000	3,146
	Audatex North America, Inc., 6.125%, 11/1/23 144A	1,605,000	1,613
	Blackboard, Inc., 7.75%, 11/15/19 144A	1,300,000	1,092
	Blue Coat Holdings, Inc., 8.375%, 6/1/23 144A	2,400,000	2,394
	BMC Software Finance, Inc., 8.125%, 7/15/21 144A	2,550,000	2,061
(c)	Boxer Parent Co., Inc., 9.00%, 10/15/19 144A	1,385,000	983
	CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	2,425,000	2,425
	CDW LLC/CDW Finance Corp., 6.00%, 8/15/22	2,250,000	2,352

High Yield Bond Portfolio

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	CommScope Technologies Finance LLC, 6.00%, 6/15/25 144A	650,000	624
	CommScope, Inc., 5.00%, 6/15/21 144A	460,000	450
	CommScope, Inc., 5.50%, 6/15/24 144A	3,825,000	3,653
	Compiler Finance Sub, Inc., 7.00%, 5/1/21 144A	1,600,000	960
	Corelogic, Inc., 7.25%, 6/1/21	1,675,000	1,750
	Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 144A	2,275,000	2,201
	First Data Corp., 5.375%, 8/15/23 144A	3,275,000	3,242
	First Data Corp., 6.75%, 11/1/20 144A	1,185,000	1,238
	First Data Corp., 8.25%, 1/15/21 144A	935,000	970
	First Data Corp., 8.75%, 1/15/22 144A	1,875,000	1,959
	First Data Corp., 11.25%, 1/15/21	1,012,000	1,106
	First Data Corp., 11.75%, 8/15/21	1,150,000	1,277
(c)	Igloo Holdings Corp., 8.25%, 12/15/17 144A	3,625,000	3,634
(c)	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21 144A	5,760,000	5,069
	Infor US, Inc., 5.75%, 8/15/20 144A	350,000	348
	Infor US, Inc., 6.50%, 5/15/22 144A	2,175,000	1,996
	Interactive Data Corp., 5.875%, 4/15/19 144A	1,525,000	1,525
	Iron Mountain, Inc., 6.00%, 10/1/20 144A	975,000	985
	Iron Mountain, Inc., 7.75%, 10/1/19	1,360,000	1,413
	Italics Merger Sub, Inc., 7.125%, 7/15/23 144A	2,375,000	2,268
	Micron Technology, Inc., 5.25%, 8/1/23 144A	1,250,000	1,150
	Micron Technology, Inc., 5.25%, 1/15/24 144A	650,000	596
	MSCI, Inc., 5.25%, 11/15/24 144A	500,000	505
	MSCI, Inc., 5.75%, 8/15/25 144A	1,100,000	1,108
	NCR Corp., 4.625%, 2/15/21	675,000	646
	NCR Corp., 5.00%, 7/15/22	335,000	318
	NCR Corp., 5.875%, 12/15/21	2,150,000	2,107
	NCR Corp., 6.375%, 12/15/23	395,000	387
	Nuance Communications, Inc., 5.375%, 8/15/20 144A	2,500,000	2,494

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Technology continued
	Open Text Corp., 5.625%, 1/15/23 144A	1,000,000	992
	Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,775,000	1,748
	Sensata Technologies BV, 5.625%, 11/1/24 144A	1,900,000	1,895
(c)	Sophia Holding Finance LP/Sophia Holding Finance, Inc., 9.625%, 12/1/18 144A	525,000	536
	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23 144A	1,375,000	1,399
	SunGard Data Systems, Inc., 6.625%, 11/1/19	2,525,000	2,607
	SunGard Data Systems, Inc., 7.625%, 11/15/20	1,230,000	1,276
	VeriSign, Inc., 4.625%, 5/1/23	1,675,000	1,629
	VeriSign, Inc., 5.25%, 4/1/25	350,000	347
	Zebra Technologies Corp., 7.25%, 10/15/22 144A	2,725,000	2,902

	Total		78,929

	Telecommunications (4.9%)
	Altice SA, 7.625%, 2/15/25 144A	2,950,000	2,605
	Altice SA, 7.75%, 5/15/22 144A	1,450,000	1,319
	Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,175,000	1,128
	Altice US Finance II Corp., 7.75%, 7/15/25 144A	1,125,000	996
	Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	453
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	1,200,000	1,110
	Digicel, Ltd., 6.00%, 4/15/21 144A	1,260,000	1,150
	Level 3 Communications, Inc., 5.75%, 12/1/22	4,250,000	4,170
	Level 3 Financing, Inc., 5.375%, 5/1/25 144A	375,000	356
	Numericable-SFR SAS, 6.00%, 5/15/22 144A	1,295,000	1,248
	Numericable-SFR SAS, 6.25%, 5/15/24 144A	1,300,000	1,251
	Sprint Capital Corp., 6.875%, 11/15/28	2,175,000	1,561
	Sprint Communications, Inc., 6.00%, 11/15/22	1,000,000	753
	Sprint Communications, Inc., 7.00%, 8/15/20	2,740,000	2,310
	Sprint Corp., 7.125%, 6/15/24	650,000	500
	Sprint Corp., 7.25%, 9/15/21	2,610,000	2,137
	Sprint Corp., 7.875%, 9/15/23	1,965,000	1,590
	T-Mobile USA, Inc., 6.00%, 3/1/23	775,000	748

	Bonds (97.5%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	555
	T-Mobile USA, Inc., 6.25%, 4/1/21	2,740,000	2,730
	T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	994
	T-Mobile USA, Inc., 6.542%, 4/28/20	1,045,000	1,062
	T-Mobile USA, Inc., 6.625%, 11/15/20	1,410,000	1,433
	T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	990
	T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	787
	T-Mobile USA, Inc., 6.731%, 4/28/22	365,000	364

	Total		34,300

	Transportation (0.5%)
	The Hertz Corp., 5.875%, 10/15/20	420,000	415
	The Hertz Corp., 6.25%, 10/15/22	3,050,000	3,058

	Total		3,473

	Total Bonds
	(Cost: $721,850)		681,403

	Common Stocks & Warrants (–%)

	Metals & Mining (–%)
(d)*	Patriot Coal Corp. Warrants	17,358	–

	Total		–

	Total Common Stocks & Warrants
	(Cost: $95)		–

	Total Investments (97.5%)
	(Cost: $721,945)(a)		681,403

	Other Assets, Less
	Liabilities (2.5%)		17,547

	Net Assets (100.0%)		698,950

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the value of these securities (in thousands) was $337,122 representing 48.2% of the net assets.

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $721,945 and the net unrealized depreciation of investments based on that cost was $40,542 which is comprised of $2,941 aggregate gross unrealized appreciation and $43,483 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(c)	PIK — Payment In Kind

(d)	Defaulted Security

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Common Stock & Warrants	$-	$-	$-
Corporate Bonds		681,403
Total	$-	$681,403	$-

Multi-Sector Bond Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (0.8%)
	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	800,000	796
	General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	802
	General Motors Holdings Co., Inc., 3.450%, 4/10/22	500,000	481
	Magna International, Inc., 3.625%, 6/15/24	700,000	680
(c)	Schaeffler Holding Finance BV, 6.250%, 11/15/19 144A	300,000	318
(c)	Schaeffler Holding Finance BV, 6.750%, 11/15/22 144A	400,000	430
	Volkswagen Group of America Finance LLC, 2.125%, 5/23/19 144A	200,000	187
	ZF North America Capital, Inc., 4.500%, 4/29/22 144A	400,000	378
	ZF North America Capital, Inc., 4.750%, 4/29/25 144A	300,000	275

	Total		4,347

	Banking (16.5%)
	Ally Financial, Inc., 3.500%, 7/18/16	700,000	702
(k)	Ally Financial, Inc., 3.750%, 11/18/19	5,200,000	5,096
	Ally Financial, Inc., 5.125%, 9/30/24	800,000	790
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.750%, 1/18/17 144A	600,000	593
	Banco Santander Brasil SA/Cayman Islands, 4.625%, 2/13/17 144A	1,500,000	1,495
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	996
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/9/22 144A	2,750,000	2,715
	Banco Votorantim SA, 5.250%, 2/11/16 144A	2,700,000	2,687
	Bank of America Corp., 6.100%, 12/29/49	2,000,000	1,950
(k)	Barclays Bank PLC, 2.875%, 6/8/20	5,200,000	5,199

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,241
(k)	Barclays Bank PLC, 7.750%, 4/10/23	3,200,000	3,428
	BPCE SA, 4.000%, 4/15/24	2,000,000	2,078
	BPCE SA, 4.500%, 3/15/25 144A	1,600,000	1,540
	BPCE SA, 4.625%, 7/11/24 144A	1,600,000	1,560
	Cantor Fitzgerald LP, 6.500%, 6/17/22 144A	200,000	210
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,648
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.000%, 12/29/49 144A	200,000	246
(k)	Credit Agricole SA, 8.125%, 9/19/33	6,500,000	7,099
	Credit Suisse AG, 6.500%, 8/8/23 144A	2,200,000	2,368
	Credit Suisse AG, 6.500%, 8/8/23	1,700,000	1,830
	The Goldman Sachs Group, Inc., 3.750%, 5/22/25	2,700,000	2,706
	The Goldman Sachs Group, Inc., 3.850%, 7/8/24	1,000,000	1,019
	The Goldman Sachs Group, Inc., 4.000%, 3/3/24	400,000	412
	The Goldman Sachs Group, Inc., 5.750%, 1/24/22	400,000	459
	The Goldman Sachs Group, Inc., 7.500%, 2/15/19	400,000	468
	ING Bank NV, 5.800%, 9/25/23 144A	3,000,000	3,253
	Intesa Sanpaolo SPA, 2.375%, 1/13/17	800,000	803
	Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	500,000	493
	Intesa Sanpaolo SPA, 6.500%, 2/24/21 144A	4,100,000	4,735
	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/21 144A	500,000	468
	JPMorgan Chase & Co., 7.900%, 4/29/49	2,200,000	2,285
(k)	KBC Bank NV, 8.000%, 1/25/23	4,600,000	5,036

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Macquarie Group, Ltd., 6.250%, 1/14/21 144A	300,000	341
(k)	Morgan Stanley, 4.000%, 7/23/25	3,600,000	3,679
	Morgan Stanley, 5.500%, 1/26/20	500,000	559
	Morgan Stanley, 7.300%, 5/13/19	400,000	467
	Royal Bank of Scotland Group PLC, 6.400%, 10/21/19	1,500,000	1,685
(k)	The Royal Bank of Scotland PLC, 9.500%, 3/16/22	3,200,000	3,488
	Societe Generale SA, 4.250%, 4/14/25 144A	400,000	379
	UBS AG, 4.750%, 5/22/23	2,300,000	2,310
(b)	UBS AG, 7.250%, 2/22/22	2,700,000	2,809
(k)	UBS AG, 7.625%, 8/17/22	2,600,000	2,991
	Wells Fargo & Co., 5.875%, 12/29/49	2,200,000	2,252
(k)	Wells Fargo & Co., 7.980%, 3/29/49	3,100,000	3,274

	Total		92,842

	Basic Materials (0.6%)
	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	287
	Hamilton College, 4.750%, 7/1/2113	100,000	90
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	208
	Sappi Papier Holding GmbH, 7.750%, 7/15/17 144A	400,000	420
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	471
	Weyerhaeuser Co., 7.375%, 3/15/32	1,500,000	1,885

	Total		3,361

	Builders & Building Materials (0.5%)
	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/1/17	400,000	322
	Cemex SAB de CV, 5.039%, 10/15/18 144A	900,000	931

Multi-Sector Bond Portfolio

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Builders & Building Materials continued
	Cemex SAB de CV, 9.500%, 6/15/18 144A	1,300,000	1,404

	Total		2,657

	Chemicals (0.2%)
	Ashland, Inc., 3.875%, 4/15/18	500,000	504
	Braskem Finance, Ltd., 5.750%, 4/15/21	700,000	585

	Total		1,089

	Consumer Products & Retailing (0.4%)
	Altria Group, Inc., 10.200%, 2/6/39	418,000	676
	CVS Pass-Through Trust, 4.704%, 1/10/36 144A	477,505	498
	CVS Pass-Through Trust, 5.926%, 1/10/34 144A	818,376	939
	CVS Pass-Through Trust, 7.507%, 1/10/32 144A	87,270	108
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	104

	Total		2,325

	Electric Utilities (2.6%)
	The AES Corp., 8.000%, 6/1/20	300,000	339
	Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 6/1/34	2,027,081	2,098
	ContourGlobal Power Holdings SA, 7.125%, 6/1/19 144A	1,800,000	1,805
	Dynegy, Inc., 7.625%, 11/1/24	1,875,000	1,894
	Exelon Generation Co. LLC, 4.250%, 6/15/22	500,000	512
	FirstEnergy Corp., 7.375%, 11/15/31	800,000	965
(k)	NRG Energy, Inc., 7.625%, 1/15/18	3,400,000	3,570
	Puget Energy, Inc., 5.625%, 7/15/22	200,000	225
	SSE PLC, 5.625%, 9/29/49	1,600,000	1,658
	Terraform Global Operating LLC, 9.750%, 8/15/22 144A	1,800,000	1,444

	Total		14,510

	Energy (3.2%)
	California Resources Corp., 5.000%, 1/15/20	700,000	450
	California Resources Corp., 5.500%, 9/15/21	2,400,000	1,464

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	California Resources Corp., 6.000%, 11/15/24	400,000	238
	CGG SA, 7.750%, 5/15/17	34,000	27
(k)	Chesapeake Energy Corp., 3.539%, 4/15/19	4,400,000	3,124
	EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 9/1/22	100,000	80
(k)	Harvest Operations Corp., 6.875%, 10/1/17	3,300,000	2,838
	Nakilat, Inc., 6.067%, 12/31/33	1,700,000	1,944
	Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22	1,690,000	1,457
	Novatek OAO via Novatek Finance, Ltd., 6.604%, 2/3/21	1,600,000	1,600
	Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 6/30/21	2,788,000	998
	Petrofac, Ltd., 3.400%, 10/10/18 144A	100,000	99
	Pride International, Inc., 8.500%, 6/15/19	500,000	518
	Southwestern Energy Co., 3.300%, 1/23/18	100,000	98
	Southwestern Energy Co., 4.050%, 1/23/20	1,900,000	1,889
	Tullow Oil PLC, 6.250%, 4/15/22 144A	1,700,000	1,190

	Total		18,014

	Finance (4.6%)
	AerCap Ireland Capital, Ltd./ AerCap Global Aviation Trust, 5.000%, 10/1/21	1,500,000	1,530
	Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,010
	AWAS Aviation Capital, Ltd., 7.000%, 10/17/16 144A	497,000	497
	Cielo SA/Cielo USA, Inc., 3.750%, 11/16/22 144A	750,000	634
	CIT Group, Inc., 3.875%, 2/19/19	800,000	795
	CIT Group, Inc., 4.250%, 8/15/17	100,000	101
(b)	CIT Group, Inc., 5.250%, 3/15/18	2,700,000	2,774
	General Electric Capital Corp., 6.250%, 12/29/49	2,300,000	2,496

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Finance continued
	International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,472
	International Lease Finance Corp., 6.750%, 9/1/16 144A	1,200,000	1,242
	Navient Corp., 4.875%, 6/17/19	2,700,000	2,457
	Navient Corp., 6.250%, 1/25/16	907,000	915
(k)	Navient Corp., 8.450%, 6/15/18	4,500,000	4,627
	OneMain Financial Holdings, Inc., 6.750%, 12/15/19 144A	300,000	311
	OneMain Financial Holdings, Inc., 7.250%, 12/15/21 144A	600,000	609
	PHH Corp., 6.375%, 8/15/21	1,500,000	1,350
	Springleaf Finance Corp., 5.750%, 9/15/16	300,000	305
	Springleaf Finance Corp., 6.500%, 9/15/17	700,000	726
	Springleaf Finance Corp., 6.900%, 12/15/17	2,200,000	2,299

	Total		26,150

	Gaming/Leisure/Lodging (1.0%)
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/1/25 144A	6,250,000	5,359

	Total		5,359

	Healthcare (1.2%)
(k)	Boston Scientific Corp., 6.000%, 1/15/20	1,200,000	1,346
	CHS/Community Health Systems, Inc., 5.125%, 8/1/21	200,000	203
	HCA, Inc., 4.750%, 5/1/23	2,655,000	2,664
	HCA, Inc., 6.500%, 2/15/20	2,000,000	2,180
	Tenet Healthcare Corp., 4.500%, 4/1/21	300,000	296

	Total		6,689

	Insurance (0.5%)
	AXA SA, 8.600%, 12/15/30	2,000,000	2,714
	The Doctors Co., 6.500%, 10/15/23 144A	300,000	327

	Total		3,041

Multi-Sector Bond Portfolio

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Media (1.1%)
	Altice Financing SA, 6.625%, 2/15/23 144A	200,000	192
	CSC Holdings LLC, 7.625%, 7/15/18	800,000	840
	CSC Holdings LLC, 8.625%, 2/15/19	200,000	206
(k)	DISH DBS Corp., 5.125%, 5/1/20	3,800,000	3,562
	Time Warner Cable, Inc., 5.875%, 11/15/40	300,000	286
	Time Warner Cable, Inc., 6.750%, 6/15/39	200,000	200
	UPCB Finance V, Ltd., 7.250%, 11/15/21 144A	180,000	191
	UPCB Finance VI, Ltd., 6.875%, 1/15/22 144A	135,000	142
	Viacom, Inc., 5.850%, 9/1/43	100,000	93
	Virgin Media Secured Finance PLC, 5.250%, 1/15/21	700,000	730

	Total		6,442

	Metals & Mining (1.8%)
	ALROSA Finance SA, 7.750%, 11/3/20	1,500,000	1,565
	AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	94
	AngloGold Ashanti Holdings PLC, 6.500%, 4/15/40	1,000,000	773
	Barrick North America Finance LLC, 5.700%, 5/30/41	200,000	162
	CONSOL Energy, Inc., 5.875%, 4/15/22	3,300,000	2,219
	Glencore Finance Canada, Ltd., 2.700%, 10/25/17 144A	600,000	540
(b)	Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	2,737
	GTL Trade Finance, Inc., 5.893%, 4/29/24 144A	590,000	490
	Severstal OAO Via Steel Capital SA, 4.450%, 3/19/18	1,000,000	985
	Severstal OAO Via Steel Capital SA, 6.700%, 10/25/17	700,000	733

	Total		10,298

Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas (0.6%)
BG Energy Capital PLC, 6.500%, 11/30/72	700,000	738
Borets Finance, Ltd., 7.625%, 9/26/18	2,700,000	2,174
Reliance Holdings USA, Inc., 4.500%, 10/19/20	300,000	321

Total		3,233

Pharmaceuticals (0.3%)
Amgen, Inc., 5.375%, 5/15/43	900,000	959
Endo Finance LLC, 5.750%, 1/15/22 144A	300,000	297
Hospira, Inc., 5.800%, 8/12/23	200,000	232
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.750%, 8/1/22 144A	400,000	386

Total		1,874

Pipelines (3.5%)
Hiland Partners LP/Hiland Partners Finance Corp., 5.500%, 5/15/22 144A	100,000	98
Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/1/20 144A	100,000	105
Kinder Morgan Energy Partners LP, 6.550%, 9/15/40	2,382,000	2,231
Kinder Morgan, Inc., 7.750%, 1/15/32	916,000	963
Kinder Morgan, Inc., 8.250%, 2/15/16	100,000	102
Markwest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 6/1/25	700,000	644
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/1/24	600,000	549
Midcontinent Express Pipeline LLC, 6.700%, 9/15/19 144A	1,700,000	1,662
Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/1/22	1,100,000	1,074
Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/1/20	300,000	322

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued
	Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	970
	Rockies Express Pipeline LLC, 6.850%, 7/15/18 144A	4,200,000	4,200
	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,100,000	1,020
	Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	100,000	89
	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 144A	4,900,000	4,318
	Sabine Pass Liquefaction LLC, 5.750%, 5/15/24	700,000	623
	Sabine Pass LNG LP, 7.500%, 11/30/16 144A	100,000	102
	Sabine Pass LNG LP, 7.500%, 11/30/16	100,000	102
(d)	Selectica, 8.750%, 11/15/15	500,000	–
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	469,000	455
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/22 144A	100,000	98
	The Williams Cos., Inc., 7.500%, 1/15/31	200,000	173

	Total		19,900

	Real Estate Investment Trusts (0.5%)
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,148
	OMEGA Healthcare Investors, Inc., 4.500%, 1/15/25	100,000	98
	OMEGA Healthcare Investors, Inc., 4.950%, 4/1/24	100,000	101
	SL Green Realty Corp., 5.000%, 8/15/18	1,100,000	1,172
	Vonovia Finance BV, 5.000%, 10/2/23 144A	300,000	320

	Total		2,839

	Services (0.3%)
	QVC, Inc., 4.375%, 3/15/23	500,000	486
	QVC, Inc., 4.850%, 4/1/24	100,000	97

Multi-Sector Bond Portfolio

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Services continued
	QVC, Inc., 5.450%, 8/15/34	800,000	715
	QVC, Inc., 5.950%, 3/15/43	600,000	554

	Total		1,852

	Technology (0.2%)
	Alliance Data Systems Corp., 5.250%, 12/1/17 144A	600,000	609
	CommScope, Inc., 4.375%, 6/15/20 144A	100,000	99
	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	206
	NXP BV/NXP Funding LLC, 3.500%, 9/15/16 144A	400,000	402

	Total		1,316

	Telecommunications (5.2%)
	America Movil SAB de CV, 6.125%, 3/30/40	400,000	440
	American Tower Corp., 7.250%, 5/15/19	1,500,000	1,734
	AT&T, Inc., 3.400%, 5/15/25	1,000,000	954
	Deutsche Telekom International Finance BV, 8.750%, 6/15/30	700,000	1,001
	Digicel Group, Ltd., 8.250%, 9/30/20 144A	600,000	555
	Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	198
	Numericable-SFR SAS, 4.875%, 5/15/19 144A	400,000	387
	Numericable-SFR SAS, 6.000%, 5/15/22 144A	900,000	867
	Numericable-SFR SAS, 6.250%, 5/15/24 144A	2,400,000	2,310
	Qwest Corp., 7.250%, 9/15/25	500,000	558
	Sprint Communications, Inc., 7.000%, 8/15/20	700,000	590
	Sprint Corp., 7.125%, 6/15/24	2,700,000	2,078
(k)	Sprint Corp., 7.875%, 9/15/23	5,100,000	4,128
	Telecom Italia Capital SA, 7.721%, 6/4/38	1,500,000	1,627
	Telecom Italia SPA, 5.303%, 5/30/24 144A	2,500,000	2,444
	T-Mobile USA, Inc., 6.000%, 3/1/23	400,000	386
	T-Mobile USA, Inc., 6.250%, 4/1/21	2,700,000	2,691
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	610

	Corporate Bonds (46.6%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 4.522%, 9/15/48	100,000	88
	Verizon Communications, Inc., 4.672%, 3/15/55	2,150,000	1,851
	Verizon Communications, Inc., 6.550%, 9/15/43	2,291,000	2,707
	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	987

	Total		29,191

	Transportation (1.0%)
	American Airlines Pass Through Trust, 3.700%, 10/1/26	582,415	579
	American Airlines Pass Through Trust, 5.250%, 1/31/21	135,969	145
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	525
	Asciano Finance, Ltd., 5.000%, 4/7/18 144A	800,000	848
	Continental Airlines Pass Through Trust, 4.750%, 1/12/21	76,807	80
	Continental Airlines Pass Through Trust, 7.250%, 11/10/19	224,355	252
	DP World Sukuk, Ltd., 6.250%, 7/2/17	200,000	212
	DP World, Ltd., 6.850%, 7/2/37	500,000	529
	Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	582
	United Airlines Pass Through Trust, 4.300%, 8/15/25	95,199	99
	US Airways Pass-Through Trust, 5.900%, 10/1/24	1,293,165	1,429
	Virgin Australia Trust, 5.000%, 10/23/23 144A	78,564	82

	Total		5,362

	Total Corporate Bonds
	(Cost: $274,854)		262,691

	Foreign Bonds (13.4%)	Shares/ Par

	Autos & Vehicle Parts (0.9%)
(f)	Schaeffler Finance BV, 3.250%, 5/15/25, EUR	1,700,000	1,776
(c),(f)	Schaeffler Holding Finance BV, 5.750%, 11/15/21, EUR	1,100,000	1,310

	Foreign Bonds (13.4%)	Shares/ Par	Value $ (000’s)

	Autos & Vehicle Parts continued
(f)	ZF North America Capital, Inc., 2.750%, 4/27/23, EUR	2,200,000	2,212

	Total		5,298

	Banking (3.5%)
(f)	Banca Monte dei Paschi di Siena SpA, 3.625%, 4/1/19, EUR	500,000	562
(f)	Banco Popolare SC, 3.500%, 3/14/19, EUR	300,000	342
(f)	Banco Popular Espanol SA, 11.500%, 10/29/49, EUR	1,500,000	1,793
(f)	Bankia SA, 4.000%, 5/22/24, EUR	2,000,000	2,154
(f)	Barclays Bank PLC, 14.000%, 11/29/49, GBP	800,000	1,555
(f)	HBOS PLC, 5.374%, 6/30/21, EUR	600,000	759
(f)	LBG Capital No.1 PLC, 7.869%, 8/25/20, GBP	800,000	1,271
(f)	LBG Capital No.2 PLC, 15.000%, 12/21/19, EUR	700,000	1,150
(f)	Lloyds Bank PLC, 7.625%, 4/22/25, GBP	1,200,000	2,292
(f)	Nationwide Building Society, 10.250%, 6/29/49, GBP	1,200,000	2,331
(f)	Novo Banco SA, 5.000%, 4/4/19, EUR	100,000	105
(f)	Novo Banco SA, 5.000%, 4/23/19, EUR	1,800,000	1,893
(f)	Novo Banco SA, 5.000%, 5/14/19, EUR	1,269,000	1,320
(f)	Novo Banco SA, 5.000%, 5/21/19, EUR	300,000	316
(f)	Novo Banco SA, 5.000%, 5/23/19, EUR	800,000	843
(f)	Novo Banco SA, 5.875%, 11/9/15, EUR	200,000	222
(f)	Novo Banco SA, 7.000%, 3/4/16, EUR	500,000	553

	Total		19,461

	Basic Materials (0.2%)
(f)	Crown European Holdings SA, 3.375%, 5/15/25, EUR 144A	500,000	503
(f)	OI European Group BV, 6.750%, 9/15/20, EUR	200,000	255
(f)	SIG Combibloc Holdings SCA, 7.750%, 2/15/23, EUR	400,000	458

	Total		1,216

Multi-Sector Bond Portfolio

	Foreign Bonds (13.4%)	Shares/ Par	Value $ (000’s)

	Builders & Building Materials (0.3%)
(f)	Cemex SAB de CV, 4.375%, 3/5/23, EUR 144A	1,400,000	1,408

	Total		1,408

	Chemicals (0.3%)
(f)	Ineos Finance PLC, 4.000%, 5/1/23, EUR 144A	1,500,000	1,534

	Total		1,534

	Consumer Products & Retailing (1.5%)
(e),(f)	Co-operative Group Holdings 2011, Ltd., 6.875%, 7/8/20, GBP	2,300,000	3,686
(e),(f)	Co-operative Group Holdings 2011, Ltd., 7.500%, 7/8/26, GBP	1,400,000	2,278
(f)	TeamSystem Holding SPA, 7.375%, 5/15/20, EUR	2,000,000	2,303

	Total		8,267

	Finance (0.1%)
(f)	Stonegate Pub Co. Financing PLC, 5.334%, 4/15/19, GBP 144A	100,000	151
(f)	Stonegate Pub Co. Financing PLC, 5.334%, 4/15/19, GBP	200,000	303

	Total		454

	Insurance (1.7%)
(f)	CNP Assurances, 7.375%, 9/30/41, GBP	1,000,000	1,668
(f)	Credit Agricole Assurances SA, 4.250%, 1/29/49, EUR	2,700,000	2,768
(f)	La Mondiale SAM, 5.050%, 12/29/49, EUR	2,300,000	2,479
(f)	NN Group NV, 4.500%, 7/15/49, EUR	2,600,000	2,714

	Total		9,629

	Media (1.6%)
(f)	Altice Financing SA, 5.250%, 2/15/23, EUR	2,800,000	3,073
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 3.500%, 1/15/27, EUR	100,000	98
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23, EUR 144A	270,000	315

	Foreign Bonds (13.4%)	Shares/ Par	Value $ (000’s)

	Media continued
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23, EUR	180,000	210
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.750%, 1/15/23, EUR	90,000	105
(f)	Virgin Media Secured Finance PLC, 4.875%, 1/15/27, GBP	3,100,000	4,146
(f)	Virgin Media Secured Finance PLC, 5.125%, 1/15/25, GBP 144A	700,000	985

	Total		8,932

	Pharmaceuticals (0.2%)
(f)	Valeant Pharmaceuticals International, Inc., 4.500%, 5/15/23, EUR	1,200,000	1,196

	Total		1,196

	Structured Products (1.4%)
(f)	EMF-NL BV, 0.781%, 4/17/41, EUR	255,040	261
(f)	Enterprise Inns PLC, 6.875%, 5/9/20, GBP	1,000,000	1,539
(f)	Eurosail-NL BV, 1.481%, 10/17/40, EUR	173,197	190
(f)	Mitchells & Butlers Finance PLC, 1.037%, 12/15/30, GBP	80,425	111
(f)	Spirit Issuer PLC, 6.582%, 12/28/27, GBP	1,000,000	1,603
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39, GBP	1,191,177	1,758
(f)	Tesco Property Finance 6 PLC, 5.411%, 7/13/44, GBP	897,508	1,193
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21, GBP	934,080	1,479

	Total		8,134

	Telecommunications (1.7%)
(f)	Altice Luxembourg SA, 7.250%, 5/15/22, EUR	200,000	210
(f)	Koninklijke KPN NV, 6.125%, 3/29/49, EUR	1,500,000	1,738
(f)	Numericable-SFR SAS, 5.375%, 5/15/22, EUR	100,000	112
(f)	Numericable-SFR SAS, 5.625%, 5/15/24, EUR	100,000	110

	Foreign Bonds (13.4%)	Shares/ Par	Value $ (000’s)

	Telecommunications continued
(f)	Orange SA, 5.000%, 10/29/49, EUR	2,300,000	2,522
(f)	Telefonica Europe BV, 6.500%, 9/29/49, EUR	200,000	236
(f)	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21, EUR 144A	100,000	116
(f)	Telenet Finance V Luxembourg SCA, 6.250%, 8/15/22, EUR 144A	100,000	118
(f)	Telenet Finance V Luxembourg SCA, 6.750%, 8/15/24, EUR	1,100,000	1,321
(f)	Wind Acquisition Finance SA, 4.000%, 7/15/20, EUR	1,000,000	1,101
(f)	Wind Acquisition Finance SA, 7.000%, 4/23/21, EUR	1,900,000	2,118

	Total		9,702

	Total Foreign Bonds
	(Cost: $82,896)		75,231

	Governments (18.5%)	Shares/ $ Par

	Foreign Agencies (11.0%)
(k)	AK Transneft OJSC Via TransCapitalInvest, Ltd., 8.700%, 8/7/18	2,600,000	2,838
(k)	Banco do Brasil SA, 3.875%, 10/10/22	3,700,000	2,854
	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 144A	700,000	696
	Banco Nacional de Desenvolvimento Economico e Social, 4.000%, 4/14/19 144A	2,100,000	1,924
	Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 6/10/19	2,000,000	1,918
	Corporacion Nacional del Cobre de Chile, 4.875%, 11/4/44 144A	1,900,000	1,604
	Dolphin Energy, Ltd., 5.500%, 12/15/21 144A	1,500,000	1,693
	DP World, Ltd., 6.850%, 7/2/37 144A	200,000	211
	Ecopetrol SA, 7.375%, 9/18/43	1,400,000	1,281
	Ecopetrol SA, 7.625%, 7/23/19	720,000	790
	Eksportfinans ASA, 2.375%, 5/25/16	1,900,000	1,903

Multi-Sector Bond Portfolio

	Governments (18.5%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued
	Eksportfinans ASA, 5.500%, 5/25/16	200,000	204
	Eksportfinans ASA, 5.500%, 6/26/17	100,000	105
	Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/23	3,000,000	2,768
	Gazprom OAO Via Gaz Capital SA, 3.850%, 2/6/20	1,400,000	1,288
	Gazprom OAO Via Gaz Capital SA, 6.510%, 3/7/22	1,200,000	1,187
	Gazprom OAO Via Gaz Capital SA, 8.625%, 4/28/34	1,200,000	1,305
(f)	Heta Asset Resolution AG, 2.750%, 8/9/16, CHF	465,000	300
(f)	Heta Asset Resolution AG, 4.250%, 10/31/16, EUR	1,600,000	1,144
(f),(k)	Heta Asset Resolution AG, 4.375%, 1/24/17, EUR	4,850,000	3,468
	Israel Electric Corp., Ltd., 7.250%, 1/15/19 144A	200,000	225
	Majapahit Holding BV, 7.250%, 6/28/17	100,000	107
	Majapahit Holding BV, 7.750%, 1/20/20 144A	900,000	1,002
	Majapahit Holding BV, 8.000%, 8/7/19 144A	700,000	771
	Nakilat, Inc., 6.267%, 12/31/33 144A	622,349	711
	Ooredoo International Finance, Ltd., 4.750%, 2/16/21 144A	1,300,000	1,419
	Pertamina Persero PT, 4.300%, 5/20/23 144A	600,000	547
	Peru Enhanced Pass-Through Finance, Ltd., 0.000%, 5/31/18 144A	80,689	78
	Perusahaan Listrik Negara PT, 5.500%, 11/22/21 144A	600,000	605
	Petrobras Global Finance BV, 3.000%, 1/15/19	200,000	145
(k)	Petrobras Global Finance BV, 5.375%, 1/27/21	5,100,000	3,710
	Petrobras Global Finance BV, 5.750%, 1/20/20	300,000	224
	Petrobras Global Finance BV, 6.250%, 3/17/24	2,300,000	1,674

	Governments (18.5%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued
	Petrobras Global Finance BV, 6.850%, 6/5/2115	700,000	446
	Petroleos de Venezuela SA, 5.375%, 4/12/27	3,200,000	1,022
	Petroleos de Venezuela SA, 5.500%, 4/12/37	5,200,000	1,625
	Petroleos Mexicanos, 5.625%, 1/23/46 144A	10,600,000	8,627
	Petroleos Mexicanos, 6.500%, 6/2/41	2,000,000	1,840
	Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.838%, 9/30/27 144A	3,500,000	3,915
(f),(k)	Sberbank of Russia Via SB Capital SA, 3.352%, 11/15/19, EUR	3,100,000	3,378
	Sberbank of Russia Via SB Capital SA, 5.180%, 6/28/19	400,000	402
	Sberbank of Russia Via SB Capital SA, 5.717%, 6/16/21	200,000	200

	Total		62,154

	Foreign Governments (1.4%)
(f)	Autonomous Community of Catalonia, 4.750%, 6/4/18, EUR	500,000	588
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/17, BRL	3,344,000	814
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/21, BRL	650,000	137
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/23, BRL	47,000	10
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/25, BRL	3,600,000	687
(f)	Indonesia Government International Bond, 3.375%, 7/30/25, EUR 144A	3,300,000	3,397
(f)	Mexico Government International Bond, 4.000%, 3/15/2115, EUR	700,000	644
(f)	Romanian Government International Bond, 2.875%, 10/28/24, EUR	900,000	1,023
(f)	Romanian Government International Bond, 3.625%, 4/24/24, EUR	700,000	841

	Total		8,141

	Governments (18.5%)	Shares/ $ Par	Value $ (000’s)

	Governments (0.6%)
(b)	US Treasury, 0.375%, 1/31/16	3,400,000	3,403

	Total		3,403

	Yankee Sovereign (5.4%)
	Columbia Government International Bond, 5.000%, 6/15/45	2,300,000	1,972
	Costa Rica Government International Bond, 7.000%, 4/4/44	700,000	619
	Costa Rica Government International Bond, 7.158%, 3/12/45	500,000	443
	Dominican Republic International Bond, 6.850%, 1/27/45	900,000	866
	Dominican Republic International Bond, 7.450%, 4/30/44	400,000	409
	El Salvador Government International Bond, 7.625%, 2/1/41	900,000	795
	El Salvador Government International Bond, 7.650%, 6/15/35	300,000	267
(k)	Indonesia Government International Bond, 5.125%, 1/15/45	4,050,000	3,553
(k)	Indonesia Government International Bond, 6.750%, 1/15/44	2,900,000	3,077
(k)	Mexico Government International Bond, 4.600%, 1/23/46	5,800,000	5,162
	Mexico Government International Bond, 4.750%, 3/8/44	1,800,000	1,643
	Panama Government International Bond, 6.700%, 1/26/36	1,900,000	2,261
	Panama Government International Bond, 8.125%, 4/28/34	100,000	130
(k)	Turkey Government International Bond, 5.125%, 3/25/22	6,000,000	6,067
	Uruguay Government International Bond, 5.100%, 6/18/50	2,100,000	1,843
	Venezuela Government International Bond, 7.650%, 4/21/25	800,000	264
	Venezuela Government International Bond, 7.750%, 10/13/19	1,100,000	377
	Venezuela Government International Bond, 8.250%, 10/13/24	200,000	67

Multi-Sector Bond Portfolio

Governments (18.5%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign continued
Venezuela Government International Bond, 9.250%, 5/7/28	1,100,000	371
Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	483

Total		30,669

Total Governments
(Cost: $125,592)		104,367

Municipal Bonds (2.4%)

Municipal Bonds (2.4%)
Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	129
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	137
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	264
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	85
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	742
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.500%, 6/1/47 RB	300,000	268
City of Chicago IL, 7.375%, 1/1/33 GO	200,000	205
City of Chicago IL, 7.750%, 1/1/42 GO	600,000	601
City of Riverside CA Electric Revenue, Series 2010-A, 7.605%, 10/1/40 RB	200,000	280
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.300%, 6/1/37 RB	100,000	86
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.750%, 6/1/47 RB	100,000	89
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	389

Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Irvine Ranch Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	130
Los Angeles County Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	280
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Series 2010-B, 6.568%, 7/1/37 RB	100,000	131
Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	635
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	235
New York City Transitional Finance Authority Future Tax Secured Revenue, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	361
New York State Urban Development Corp., Series 2009-E, 5.770%, 3/15/39 RB	100,000	122
Orange County Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	270
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB	200,000	215
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB	1,100,000	1,310
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	115
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	110
State of California, Series 2010, 7.300%, 10/1/39 GO	200,000	277
State of California, Series 2010, 7.950%, 3/1/36 GO	1,100,000	1,319

Municipal Bonds (2.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Tobacco Securitization Authority of Southern California, Series 2006-A, 5.000%, 6/1/37 RB	100,000	87
Tobacco Settlement Finance Authority, Series 2007-A, 7.467%, 6/1/47 RB	1,160,000	1,011
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,340,000	2,562
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.550%, 11/15/40 RB	800,000	933
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	129

Total Municipal Bonds
(Cost: $11,729)		13,507

Structured Products (5.5%)

Structured Products (5.5%)
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 0.844%, 7/25/35	100,000	84
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 0.989%, 1/25/35	81,739	75
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.094%, 12/25/34	94,900	86
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.194%, 3/25/35	288,595	265
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	279,292	298
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.034%, 9/25/45	7,972	8
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.064%, 7/25/34	45,880	41

Multi-Sector Bond Portfolio

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC20-HE5, Class M4, 1.094%, 6/25/35	200,000	171
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.452%, 8/15/33	47,018	45
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.733%, 6/10/49	93,269	98
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.935%, 2/10/51	69,588	74
Banc of America Funding Trust, Series 2007-D, Class 1A4, 0.446%, 6/20/47	164,439	157
Banc of America Funding Trust, Series 2007-6, Class A1, 0.484%, 7/25/37	135,996	116
Banc of America Funding Trust, Series 2005-H, Class 5A1, 2.662%, 11/20/35	257,222	228
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 4.847%, 7/26/36 144A	83,544	68
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 2.826%, 7/25/34	22,385	22
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.139%, 11/25/36	340,637	258
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.304%, 11/25/36	20,739	21
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.394%, 12/25/36	75,825	69
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.394%, 4/25/37	427,673	416

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.624%, 11/25/35	100,000	97
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.444%, 8/25/37	342,354	312
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.684%, 7/25/35	65,296	64
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A2, 5.843%, 6/11/40	24,280	24
CD Commercial Mortgage Trust, Series 2006-CD2, Class A1B, 5.488%, 1/15/46	776,479	777
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.000%, 9/25/37	12,149	13
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 0.404%, 12/25/36	100,000	73
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 2.905%, 9/25/37	35,121	32
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 3.074%, 9/25/37	172,758	144
Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class M2, 0.674%, 9/25/35	300,000	283
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.334%, 4/25/47	73,026	61
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.354%, 12/25/46	39,001	40
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.406%, 9/20/46	47,767	41

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.411%, 12/20/46	71,745	53
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.426%, 7/20/46	21,772	16
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.526%, 11/20/35	15,596	13
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.679%, 1/25/36	39,274	36
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.149%, 7/25/46	21,091	17
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.500%, 9/25/18	5,009	5
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 5.325%, 5/25/36	32,659	28
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.500%, 1/25/36	524,169	474
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/35	47,225	48
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.000%, 5/25/37	420,407	341
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.500%, 8/25/32	33,948	34
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.334%, 7/25/37	97,701	82
Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.344%, 4/25/46	255,348	249

Multi-Sector Bond Portfolio

	Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.364%, 5/25/37	492,904	441
	Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.374%, 8/25/36	467,662	460
	Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.484%, 7/25/36	100,000	88
	Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.484%, 8/25/36	200,000	178
	Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.544%, 3/25/36	112,503	105
	Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.544%, 4/25/36	115,301	113
	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.740%, 10/25/35	68,257	69
(e)	Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 4.978%, 7/25/36	100,000	80
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.159%, 4/25/46	59,790	32
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.487%, 12/20/35	21,214	17
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.484%, 10/25/35	36,403	32
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.000%, 5/25/36	313,381	289
	Countrywide Home Loan Mortgage Pass Through Trust, Series 06-16, Class 2A1, 6.500%, 11/25/36	45,341	41

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.147%, 9/15/39	138,772	147
Dryden XXII Senior Loan Fund, Series 2011-22A, Class A1R, 1.459%, 1/15/22 144A	483,093	482
Federal National Mortgage Association, Series 2003-W6, Class F, 0.544%, 9/25/42	38,524	38
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.334%, 9/25/36	161,723	152
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.344%, 7/25/36	38,836	37
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 0.454%, 11/25/36	995,918	982
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.000%, 10/25/20	12,026	12
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.750%, 5/25/37	645,417	547
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	104
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.424%, 3/25/36	20,063	19
GSAMP Trust, Series 2007-NC1, Class A2A, 0.244%, 12/25/46	21,403	11
GSAMP Trust, Series 2007-FM2, Class A2B, 0.284%, 1/25/37	257,013	153
GSAMP Trust, Series 2004-WF, Class M2, 1.844%, 10/25/34	120,868	112
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.607%, 3/25/47	30,381	26
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.726%, 9/25/35	24,631	25

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.742%, 1/25/36	6,548	6
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/36	256,972	208
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.456%, 6/19/35	52,513	45
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.526%, 11/19/35	23,663	20
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.534%, 4/25/37	500,000	312
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.444%, 3/25/35	18,612	17
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.584%, 11/25/35	300,000	209
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.434%, 7/25/35	4,455	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.494%, 7/25/35	24,107	21
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.577%, 10/25/34	53,132	51
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.974%, 6/25/35	38,651	38
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.541%, 10/25/35	26,806	24
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.573%, 7/25/35	37,244	37
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.303%, 6/25/37	169,307	153

Multi-Sector Bond Portfolio

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 0.688%, 3/26/37 144A	157,406	154
Lehman XS Trust, Series 2005-4, Class 1A3, 0.994%, 10/25/35	41,286	38
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.364%, 2/25/37	28,485	26
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 0.574%, 8/25/35	90,663	82
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.644%, 2/25/47	1,313,762	918
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 2.281%, 12/25/35	447,018	409
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-1, Class 1A, 2.481%, 2/25/36	16,534	16
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.469%, 5/25/36	47,294	44
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 0.334%, 10/25/36	88,224	52
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 0.444%, 3/25/37	86,250	44
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 0.514%, 11/25/35	42,714	42
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 1.184%, 6/25/35	300,000	269
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	10,822	11
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.094%, 7/25/32	18,111	17

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.544%, 2/25/33	60,290	57
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.464%, 9/25/35	6,125	6
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.529%, 7/25/35	567,676	486
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.903%, 8/25/35	35,473	35
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 0.694%, 7/25/35	100,000	99
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 0.989%, 8/25/35	388,444	364
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.334%, 1/25/37	48,490	39
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.384%, 8/25/36	21,824	17
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.384%, 9/25/36	48,804	39
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.109%, 3/25/35	417,069	362
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	438,643	459
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 0.384%, 2/25/36	23,371	23
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.549%, 11/25/46 144A	384,559	331

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 0.674%, 9/25/35	300,000	268
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.344%, 1/25/37	409,609	375
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.534%, 4/25/37	1,600,000	1,124
Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.604%, 1/25/36	200,000	176
Rio Oil Finance Trust, 6.250%, 7/6/24 144A	2,400,000	1,536
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR5, Class A1B, 0.474%, 8/25/35	184,204	183
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.154%, 1/25/36	168,127	139
SLM Private Education Loan Trust, Series 2012-D, Class A1, 1.257%, 6/15/23 144A	18,655	19
SLM Private Education Loan Trust, Series 2011-B, Class A3, 2.457%, 6/16/42 144A	100,000	105
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.200%, 5/16/44 144A	45,000	46
Soundview Home Loan Trust, Series 2006-3, Class A3, 0.354%, 11/25/36	549,857	466
Soundview Home Loan Trust, Series 2006-OPT2, Class A4, 0.474%, 5/25/36	200,000	159
Soundview Home Loan Trust, Series 2006-2, Class M2, 0.544%, 3/25/36	400,000	325
Soundview Home Loan Trust, Series 2005-3, Class M3, 1.019%, 6/25/35	300,000	269
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3, 1.169%, 12/25/35	600,000	531

Multi-Sector Bond Portfolio

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, 0.514%, 10/25/35	137,982	123
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.344%, 9/25/36	54,634	44
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.884%, 6/25/35	100,000	97
Structured Asset Investment Loan Trust, Series 2005-7, Class M2, 0.959%, 8/25/35	500,000	372
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.374%, 7/25/46	479,362	382
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2, 1.594%, 2/25/36	993,143	867
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.334%, 5/25/47	255,910	247
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 0.364%, 12/25/36	737,030	632
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class A6, 0.404%, 2/25/37	208,055	184
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.564%, 4/25/36 144A	100,000	86
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.544%, 2/25/35	73,012	68
Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.661%, 3/25/34	13,403	14

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.844%, 12/25/35	43,476	33
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.454%, 3/25/36 144A	2,802,633	2,562
Voya CLO III, Ltd., Series 2006-3A, Class A1, 0.538%, 12/13/20 144A	322,515	320
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A1A, 5.557%, 3/15/45	854,442	862
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.323%, 3/25/36	554,453	525
WaMu Mortgage Pass Through Certificates, Series 2006-AR8, Class 2A1, 2.374%, 8/25/36	27,428	24
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.385%, 2/25/33	3,243	3
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.335%, 2/25/37	9,381	9
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.031%, 10/25/36	52,733	44
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 0.899%, 4/25/47	668,601	501
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 2.723%, 7/25/37	146,851	124
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.609%, 7/25/36	425,198	400

Structured Products (5.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.619%, 3/25/35	54,342	55
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.713%, 4/25/36	217,691	204
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 2.721%, 11/25/37	165,797	146

Total Structured Products
(Cost: $32,234)		30,982

Bank Loan Obligations (3.5%)

Bank Loan Obligations (3.5%)
Albertson’s Holdings LLC, 5.000%, 8/8/19	1,182,374	1,182
Avago Technologies Cayman, Ltd., 3.750%, 5/6/21	690,265	689
Charter Communications Operating LLC, 3.000%, 7/1/20	2,656,680	2,626
CommScope, Inc., 3.750%, 5/21/20	200,000	199
Crown Castle Operating Co., 3.000%, 1/31/21	1,363,333	1,359
CSC Holdings LLC, 2.500%, 4/17/20	1,101,483	1,094
Dell International, 4.000%, 4/29/20	3,964,810	3,951
Endo Luxembourg Finance, 3.750%, 6/11/22	1,200,000	1,196
Fortescue Metals Group, 3.750%, 6/30/19	997,455	816
Grifols Worldwide Operations USA, Inc., 3.000%, 3/27/21	689,500	689
Hilton Worldwide Finance LLC, 3.500%, 10/25/20	1,495,538	1,493
Intelsat Jackson Holdings SA, 3.750%, 6/30/19	100,000	97
Las Vegas Sands LLC, 3.250%, 12/19/20	495,962	492
MGM Resorts International, 3.500%, 12/20/19	496,173	492
NRG Energy, Inc., 2.750%, 7/1/18	868,764	851

Multi-Sector Bond Portfolio

	Bank Loan Obligations (3.5%)	Shares/ Par	Value $ (000’s)

	Bank Loan Obligations continued
	Rise, Ltd., 4.750%, 2/15/39	720,689	742
	Valeant Pharmaceuticals International, Inc., 4.000%, 3/13/22	600,000	593
(f)	Ziggo BV, 3.500%, 1/15/22, EUR	1,000,000	1,099

	Total Bank Loan Obligations
	(Cost: $19,951)		19,660

	Short-Term Investments (9.3%)

	Governments (9.3%)
(b)	US Treasury, 0.021%, 2/4/16	4,000,000	4,000
(b)	US Treasury, 0.029%, 1/7/16	300,000	300
(b)	US Treasury, 0.032%, 1/14/16	32,721,000	32,721
(b)	US Treasury, 0.042%, 1/21/16	8,600,000	8,600
(b)	US Treasury, 0.047%, 1/28/16	1,400,000	1,400
(b)	US Treasury, 0.056%, 2/11/16	5,100,000	5,099
(b)	US Treasury, 0.070%, 2/18/16	200,000	200

	Total		52,320

	Total Short-Term Investments
	(Cost: $52,299)		52,320

	Total Investments (99.2%)
	(Cost: $599,555)(a)		558,758

	Other Assets, Less
	Liabilities (0.8%)		4,780

	Net Assets (100.0%)		563,538

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the value of these securities (in thousands) was $109,209 representing 19.4% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

BRL — Brazilian Real

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $599,555 and the net unrealized depreciation of investments based on that cost was $40,797 which is comprised of $5,877 aggregate gross unrealized appreciation and $46,674 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been pledged as collateral for open future. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Short) (Total Notional Value at September 30, 2015, $172)	1	12/15	$(3)
Euro Buxl Future (Long) (Total Notional Value at September 30, 2015, $1,039)	6	12/15	1
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at September 30, 2015, $9,909)	69	12/15	51
US Five Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2015, $28,711)	239	12/15	92
US Ten Year Treasury Note Futures (Long) (Total Notional Value at September 30, 2015, $21,150)	165	12/15	91
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at September 30, 2015, $2,847)	18	12/15	40

(c)	PIK — Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on September 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas	BRL	6,700	10/15	$25	$-	$25
Sell	JP Morgan Chase Bank NA	BRL	6,700	10/15	172	-	172
Sell	BNP Paribas	BRL	6,700	11/15	-	(23)	(23)
Sell	HSBC Bank USA NA	CHF	337	10/15	4	-	4
Buy	Citibank NA	EUR	576	10/15	-	(9)	(9)
Buy	Goldman Sachs International	EUR	1,031	10/15	-	(6)	(6)
Buy	JP Morgan Chase Bank NA	EUR	1,362	10/15	-	(4)	(4)
Buy	UBS AG	EUR	58,232	10/15	-	(74)	(74)
Buy	JP Morgan Chase Bank NA	EUR	814	11/15	-	(4)	(4)
Sell	Goldman Sachs International	EUR	303	10/15	6	-	6
Sell	HSBC Bank USA NA	EUR	60,613	10/15	1,343	-	1,343
Sell	JP Morgan Chase Bank NA	EUR	285	10/15	10	-	10
Sell	Goldman Sachs International	EUR	524	11/15	2	-	2
Sell	JP Morgan Chase Bank NA	EUR	98	11/15	-	- (m)	- (m)
Sell	UBS AG	EUR	58,232	11/15	72	-	72
Buy	Bank of America NA	GBP	19,749	10/15	-	(149)	(149)
Sell	Bank of America NA	GBP	176	10/15	3	-	3
Sell	HSBC Bank USA NA	GBP	19,573	10/15	1,155	-	1,155
Sell	Bank of America NA	GBP	19,749	11/15	149	-	149

					$2,941	$(269)	$2,672

Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding on September 30, 2015.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas	1.00%	6/21	3.471%	300 USD	$(18)	$(20)	$(38)
Chesapeake Energy Corp., 6.625%, 8/15/20	Goldman Sachs International	5.00%	6/20	12.571%	2,200 USD	80	(587)	(507)
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	1.00%	9/21	4.879%	1,200 USD	(33)	(195)	(228)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank NA	1.00%	9/21	4.879%	300 USD	(8)	(49)	(57)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/21	4.879%	400 USD	(11)	(65)	(76)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA NA	1.00%	6/17	3.871%	200 USD	(1)	(9)	(10)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA NA	1.00%	9/22	5.016%	1,200 USD	(57)	(207)	(264)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services	1.00%	3/17	3.608%	1,100 USD	(6)	(36)	(42)
Federal Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/20	4.728%	9,300 USD	(523)	(891)	(1,414)
Federal Republic of Brazil, 4.25%, 1/7/25	Goldman Sachs International	1.00%	6/20	4.728%	400 USD	(22)	(38)	(60)
Federal Republic of Brazil, 4.25%, 1/7/25	HSBC Bank USA NA	1.00%	6/20	4.728%	1,500 USD	(83)	(145)	(228)
Federal Republic of Brazil, 4.25%, 1/7/25	JP Morgan Chase Bank NA	1.00%	6/20	4.728%	900 USD	(50)	(87)	(137)
Federative Republic of Brazil, 4.25%, 1/7/25	HSBC Bank USA NA	1.00%	9/20	4.734%	200 USD	(14)	(18)	(32)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	BNP Paribas	1.00%	9/20	6.509%	100 USD	(16)	(6)	(22)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	Citibank NA	1.00%	9/20	6.509%	2,500 USD	(426)	(122)	(548)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	Goldman Sachs International	1.00%	9/20	6.509%	200 USD	(40)	(4)	(44)
Freeport-Mcmoran, Inc., 3.55%, 3/1/22	Morgan Stanley Capital Services	1.00%	9/20	6.509%	100 USD	(16)	(6)	(22)
Glencore Finance Europe SA, 6.50%, 2/27/19	Goldman Sachs International	1.00%	9/20	6.891%	600 EUR	(63)	(81)	(144)
Glencore Finance Europe SA, 6.50%, 2/27/19	JP Morgan Chase Bank NA	1.00%	9/20	6.891%	200 EUR	(23)	(25)	(48)
Glencore Finance Europe SA, 6.50%, 2/27/19	JP Morgan Chase Bank NA	1.00%	9/20	6.891%	1,100 EUR	(119)	(146)	(265)
Glencore Finance Europe SA, 6.50%, 2/27/19	Morgan Stanley Capital Services	1.00%	9/20	6.891%	1,100 EUR	(118)	(147)	(265)
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	12/15	52.966%	1,500 EUR	(19)	(197)	(216)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	2.280%	1,100 USD	(23)	(70)	(93)
Republic of Venezuela, 9.25%, 9/15/27	BNP Paribas	5.00%	9/20	65.276%	300 USD	(197)	(4)	(201)
Republic of Venezuela, 9.25%, 9/15/27	Citibank NA	5.00%	6/20	65.610%	5,900 USD	(3,071)	(813)	(3,884)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/17	74.645%	200 USD	(8)	(108)	(116)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	9/17	73.767%	120 USD	(8)	(64)	(72)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	3/20	3.374%	2,100 USD	(300)	98	(202)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	6/20	3.403%	2,600 USD	(226)	(39)	(265)

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/20	3.403%	700 USD	$(61)	$(10)	$(71)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	3.428%	400 USD	(42)	(1)	(43)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	9/20	3.428%	900 USD	(85)	(12)	(97)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	12/20	3.451%	2,300 USD	(265)	5	(260)
Russian Federation, 7.50%, 3/31/30	JP Morgan Chase Bank NA	1.00%	9/20	3.428%	1,500 USD	(160)	(1)	(161)
RWE AG, 5.75%, 2/14/33	Barclays Bank PLC	1.00%	3/22	1.894%	800 EUR	-	(48)	(48)
RWE AG, 5.75%, 2/14/33	JP Morgan Chase Bank NA	1.00%	3/22	1.894%	400 EUR	1	(24)	(23)
RWE AG, 5.75%, 2/14/33	Morgan Stanley Capital Services LLC	1.00%	3/22	1.894%	100 EUR	1	(7)	(6)
Sprint Communications, Inc., 8.375%, 8/15/17	Citibank NA	5.00%	12/19	8.283%	300 USD	13	(45)	(32)
Teck Resources, Ltd., 3.15%, 1/15/17	BNP Paribas	1.00%	3/19	8.288%	800 USD	(16)	(151)	(167)
Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	5.00%	6/16	0.809%	200 USD	(1)	7	6
Venezuela Government International Bond, 9.25%, 9/15/27	HSBC Bank USA NA	5.00%	6/20	65.610%	100 USD	(53)	(12)	(65)
Volkswagen International Finance Nv, 5.375%, 5/22/18	Citigroup Financial Products	1.00%	12/20	2.656%	2,000 EUR	(174)	(2)	(176)
Volkswagen International Finance Nv, 5.375%, 5/22/18	Morgan Stanley Capital Services	1.00%	12/20	2.656%	1,200 EUR	(134)	28	(106)

						$(6,395)	$(4,354)	$(10,749)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	2.50%	12/25	9,000	USD	$197
3-Month USD-LIBOR	1.50%	12/17	18,500	USD	40
6-Month Australian Bank Bill	3.00%	12/20	3,400	AUD	16

					$253

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
3-Month USD-LIBOR	2.35%	10/25	14,500	USD	$-
3-Month USD-LIBOR	1.75%	12/18	13,300	USD	(203)
6-Month GBP-LIBOR	2.00%	3/26	2,800	GBP	(78)

					$(281)

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Unrealized Appreciation/ (Depreciation) (000’s)
Markit CDX North America Investment Grade Index, Series 24	1.00%	6/20	0.704%	41,600	USD	$(272)
Markit CDX North America Investment Grade Index, Series 25	1.00%	12/20	0.933%	3,700	USD	(2)

						$(274)

(k)	Cash or securities with an aggregate value of $96,592 (in thousands) has been pledged as collateral for swap contracts outstanding on September 30, 2015.

(m)	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Bank Loan Obligations	$-	$18,918	$742
Government & Agency Bonds	-	104,367	-
Foreign Bonds	-	75,231	-
Municipal Bonds	-	13,507	-
Corporate Bonds	-	262,691	-
Structured Products	-	30,684	298
Short-Term Investments	-	52,320	-
Other Financial Instruments^
Futures	275	-	-
Forward Currency Contracts	-	2,941	-
Interest Rate Swaps	-	253	-
Credit Default Swaps	-	138	-
Total Assets	$275	$561,050	$1,040
Liabilities:
Other Financial Instruments^
Futures	(3)	-	-
Forward Currency Contracts	-	(269)	-
Interest Rate Swaps	-	(281)	-
Credit Default Swaps	-	(4,766)	-
Total Liabilities	$(3)	$(5,316)	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Balanced Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Investment Companies (94.1%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (35.8%)
	iShares Russell 2000 ETF	126,480	13,811
	iShares Russell Mid-Cap ETF	33,850	5,266
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	53,503,028	70,517
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	44,058,195	64,942
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	29,592,092	71,909
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	54,678,179	142,437
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	70,495,954	70,143
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	46,603,756	68,088
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	74,324,832	69,271
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	30,171,423	90,303
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	59,359,553	87,437
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	8,511,976	19,237
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	8,517,417	17,503

	Total		790,864

	Fixed Income (47.9%)
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	183,751,885	126,054
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	742,494,858	932,573

	Total		1,058,627

	Foreign Equity (10.4%)
	iShares MSCI EAFE ETF	5,000	287
	iShares MSCI Emerging Markets ETF	58,675	1,923
	iShares MSCI India ETF	370,000	10,571
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	10,353,901	8,138

	Investment Companies (94.1%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	39,534,549	61,951
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	171,869,078	141,277
	Vanguard FTSE Developed Markets ETF	171,615	6,116

	Total		230,263

	Total Investment Companies
	(Cost: $2,111,464)		2,079,754

	Short-Term Investments (4.0%)

	Federal Government & Agencies (4.0%)
	Federal Home Loan Bank, 0.10%, 11/23/15	5,000,000	4,999
	Federal Home Loan Bank, 0.12%, 10/30/15	11,000,000	11,000
	Federal Home Loan Bank, 0.12%, 12/9/15	7,000,000	6,999
	Federal Home Loan Bank, 0.13%, 11/4/15	5,000,000	5,000
	Federal Home Loan Bank, 0.16%, 11/12/15	10,000,000	9,999
	Federal Home Loan Bank, 0.17%, 11/9/15	8,000,000	7,999
	Federal Home Loan Bank, 0.17%, 11/16/15	4,035,000	4,035
	Federal Home Loan Bank, 0.18%, 11/20/15	4,000,000	4,000
	Federal Home Loan Bank, 0.18%, 11/27/15	7,000,000	7,000
	Federal Home Loan Bank, 0.19%, 11/18/15	5,000,000	4,999
	Federal Home Loan Bank, 0.20%, 11/6/15	13,000,000	12,999
	Federal National Mortgage Association, 0.12%, 10/19/15	9,700,000	9,700

	Total		88,729

	Total Short-Term Investments
	(Cost: $88,720)		88,729

	Total Investments (98.1%)
	(Cost: $2,200,184)(a)		2,168,483

	Other Assets, Less
	Liabilities (1.9%)		41,469

	Net Assets (100.0%)		2,209,952

Balanced Portfolio

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $2,200,184 and the net unrealized depreciation of investments based on that cost was $31,701 which is comprised of $22,709 aggregate gross unrealized appreciation and $54,410 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,079,754	$-	$-
Short-Term Investments	-	88,729	-
Total	$2,079,754	$88,729	$-

Asset Allocation Portfolio

Schedule of Investments

September 30, 2015 (unaudited)

	Investment Companies (94.7%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (46.1%)
	iShares Russell 2000 ETF	15,240	1,664
	iShares Russell Mid-Cap ETF	1,198	186
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,277,550	9,592
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,986,468	8,824
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4,111,666	9,991
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	7,388,484	19,247
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	10,797,082	10,743
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	7,122,332	10,406
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	10,073,504	9,389
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	4,179,109	12,508
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	8,184,792	12,056
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	1,911,903	4,321
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,013,024	4,137

	Total		113,064

	Fixed Income (33.1%)
(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	27,334,925	18,751
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	49,750,718	62,487

	Total		81,238

	Foreign Equity (15.5%)
	iShares MSCI EAFE ETF	42,275	2,423
	iShares MSCI Emerging Markets ETF	37,625	1,233
	iShares MSCI India ETF	41,000	1,171
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	1,708,848	1,343
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,996,587	9,397

	Investment Companies (94.7%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued
(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	26,054,350	21,417
	Vanguard FTSE Developed Markets ETF	28,070	1,001

	Total		37,985

	Total Investment Companies
	(Cost: $236,999)		232,287

	Short-Term Investments (0.8%)

	Federal Government & Agencies (0.8%)
(b)	Federal Home Loan Bank, 0.13%, 11/4/15	1,000,000	1,000
	Federal Home Loan Bank, 0.18%, 11/27/15	1,000,000	1,000

	Total		2,000

	Total Short-Term Investments
	(Cost: $1,999)		2,000

	Total Investments (95.5%)
	(Cost: $238,998)(a)		234,287

	Other Assets, Less
	Liabilities (4.5%)		10,951

	Net Assets (100.0%)		245,238

Asset Allocation Portfolio

(a)	At September 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $238,998 and the net unrealized depreciation of investments based on that cost was $4,711 which is comprised of $3,406 aggregate gross unrealized appreciation and $8,117 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at September 30, 2015, $387)	4	12/15	$(5)

(q)	Affiliated Company

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2015.

	Valuation Inputs
Description	Level 1 – Quoted Prices	Level 2 –Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$232,287	$-	$-
Short-Term Investments	-	2,000	-
Total Assets	$232,287	$2,000	$-
Liabilities:
Other Financial Instruments^
Futures	(5)	-	-
Total Liabilities	$(5)	$-	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 17, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 17, 2015

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: November 17, 2015